Schedule of Investments
Invesco 1-30 Laddered Treasury ETF (PLW)
November 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-99.09%
U.S. Treasury Bonds-86.01%
7.13%, 02/15/2023	$11,995,400	$12,986,895
7.63%, 02/15/2025	10,621,000	12,909,079
6.00%, 02/15/2026	10,830,800	13,048,575
6.63%, 02/15/2027	10,181,700	12,993,201
5.25%, 02/15/2029	10,394,000	13,191,854
5.38%, 02/15/2031	29,583,100	39,881,717
4.50%, 02/15/2036(a)	29,567,900	41,304,970
4.75%, 02/15/2037	9,528,800	13,743,060
4.38%, 02/15/2038	9,782,600	13,698,315
3.50%, 02/15/2039	10,798,700	13,754,000
4.63%, 02/15/2040	9,377,800	13,655,689
4.75%, 02/15/2041	9,179,200	13,671,988
3.13%, 02/15/2042	11,297,300	13,792,856
3.13%, 02/15/2043	11,305,700	13,826,076
3.63%, 02/15/2044	10,434,300	13,799,362
2.50%, 02/15/2045	12,538,100	14,065,691
2.50%, 02/15/2046	12,526,500	14,142,223
3.00%, 02/15/2047	11,441,300	14,180,955
3.00%, 02/15/2048	11,410,600	14,278,405
3.00%, 02/15/2049	11,356,900	14,336,312
2.00%, 02/15/2050	13,931,900	14,574,618
1.88%, 02/15/2051	14,510,400	14,771,700
		356,607,541
U.S. Treasury Notes-13.08%
2.00%, 02/15/2022	13,689,800	13,744,946
2.75%, 02/15/2024	12,906,700	13,516,239
2.75%, 02/15/2028	12,284,200	13,362,427
1.50%, 02/15/2030	13,498,100	13,630,445
		54,254,057
Total U.S. Treasury Securities (Cost $403,480,623)		410,861,598
	Shares	Value
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(c) (Cost $59,161)	59,161	$59,161
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.11% (Cost $403,539,784)		410,920,759
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.59%
Invesco Private Government Fund, 0.02%(b)(c)(d)	10,688,985	10,688,985
Invesco Private Prime Fund, 0.11%(b)(c)(d)	24,933,485	24,940,965
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,632,332)		35,629,950
TOTAL INVESTMENTS IN SECURITIES-107.70% (Cost $439,172,116)		446,550,709
OTHER ASSETS LESS LIABILITIES-(7.70)%		(31,919,411)
NET ASSETS-100.00%		$414,631,298
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at November 30, 2021.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$66,933	$1,529,543	$(1,537,315)	$-	$-	$59,161	$11
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	17,269,985	(6,581,000)	-	-	10,688,985	221*
Invesco Private Prime Fund	-	39,676,461	(14,733,016)	(2,382)	(98)	24,940,965	2,712*
Total	$66,933	$58,475,989	$(22,851,331)	$(2,382)	$(98)	$35,689,111	$2,944

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco 1-30 Laddered Treasury ETF (PLW)—(continued)
November 30, 2021
(Unaudited)
(c)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco California AMT-Free Municipal Bond ETF (PWZ)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.33%
California-98.13%
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(a)	3.00%	10/01/2034	$2,000	$2,132,516
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(a)	5.00%	10/01/2035	1,500	1,783,932
Anaheim (City of), CA Public Financing Authority, Series 2014 A, Ref. RB	5.00%	05/01/2039	540	589,432
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	3,000	3,462,434
California (State of), Series 2012, Ref. GO Bonds(b)(c)	5.00%	02/01/2022	775	781,142
California (State of), Series 2013, GO Bonds	5.00%	04/01/2037	1,160	1,229,788
California (State of), Series 2013, GO Bonds	5.00%	04/01/2043	2,000	2,120,048
California (State of), Series 2013, GO Bonds	5.00%	11/01/2043	1,965	2,134,150
California (State of), Series 2014, GO Bonds	5.00%	10/01/2044	1,000	1,117,779
California (State of), Series 2015, GO Bonds	5.00%	03/01/2045	1,000	1,127,828
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2035	1,500	1,732,189
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	2,000	2,368,048
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2036	1,000	1,198,409
California (State of), Series 2017, GO Bonds	5.00%	11/01/2047	3,475	4,256,794
California (State of), Series 2018, GO Bonds	5.00%	10/01/2047	1,720	2,008,327
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2037	4,000	4,794,104
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	660	779,315
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	2,860	3,060,656
California (State of), Series 2021, GO Bonds	4.00%	10/01/2039	4,990	6,089,861
California (State of), Series 2021, GO Bonds	2.38%	12/01/2043	2,000	2,025,728
California (State of), Series 2021, GO Bonds	3.00%	12/01/2043	400	436,352
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	1,200	1,567,959
California (State of), Series 2021, GO Bonds	3.00%	12/01/2046	750	812,987
California (State of), Series 2021, GO Bonds	5.00%	12/01/2046	500	649,386
California (State of), Series 2021, GO Bonds	2.50%	12/01/2049	750	759,879
California (State of), Series 2021, GO Bonds	3.00%	12/01/2049	625	674,261
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	500	607,593
California (State of) (Green Bonds), Series 2014, GO Bonds	5.00%	10/01/2037	1,500	1,684,314
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB(b)(c)	5.00%	12/01/2026	1,000	1,218,655
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB	5.00%	10/01/2046	2,500	2,899,496
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB	5.00%	10/01/2049	2,000	2,318,679
California (State of) Educational Facilities Authority (Stanford University), Series 2021, Ref. RB	2.25%	04/01/2051	400	393,812
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2053	2,000	2,423,457
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2035	500	596,882
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2042	1,500	1,788,489
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Series 2017 A-2, RB	5.00%	11/01/2047	1,000	1,532,184
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016 B, RB	5.00%	08/15/2055	1,000	1,177,549
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	4.00%	06/01/2050	5,000	5,769,440
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health System), Series 2016 A, Ref. RB	4.00%	10/01/2036	500	565,200
California (State of) Health Facilities Financing Authority (Providence St. Joseph Healthcare), Series 2016 A, Ref. RB	3.00%	10/01/2047	2,620	2,742,302
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	4.00%	11/15/2040	885	1,028,780
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	22,000	25,804,880
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2015 A, Ref. RB(b)(c)	5.00%	08/15/2025	1,000	1,168,575
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	4.00%	11/15/2041	685	773,515
California (State of) Infrastructure & Economic Development Bank, Series 2016 A, RB(b)(c)	4.00%	10/01/2026	1,000	1,166,923
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015 A, Ref. RB	5.00%	11/01/2041	1,000	1,086,885
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	1,250	1,548,568
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	3.00%	07/01/2050	2,000	2,110,032
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	4.00%	07/01/2050	$1,250	$1,445,138
California (State of) Municipal Finance Authority (Clinicas Del Camino Real, Inc.), Series 2020, RB	4.00%	03/01/2050	3,085	3,481,799
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	1,000	1,119,468
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	1,000	1,195,486
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	4.00%	05/15/2046	500	584,492
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2051	1,000	1,058,901
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2054	1,000	1,054,545
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.00%	11/01/2047	1,000	1,139,646
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2047	500	579,199
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	1,000	1,219,344
California (State of) Municipal Finance Authority (Pomona College), Series 2017, Ref. RB(b)(c)	5.00%	01/01/2028	1,000	1,250,757
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing), Series 2019, RB	5.00%	05/15/2049	2,000	2,403,274
California (State of) Public Works Board, Series 2016 C, Ref. RB	5.00%	11/01/2034	670	802,901
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2046	1,000	1,200,278
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	1,000	1,308,772
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group), Series 2015, Ref. RB(b)(c)	5.00%	11/01/2024	1,000	1,134,996
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	3.00%	04/01/2046	1,250	1,314,851
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	4.00%	04/01/2051	3,500	4,011,879
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	1,650	1,848,841
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	5.00%	08/15/2051	1,000	1,172,035
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	5.00%	12/01/2057	850	1,023,645
California (State of) Statewide Communities Development Authority (Kaiser Permanente), Series 2012 A, RB	5.00%	04/01/2042	5,000	5,077,941
California (State of) Statewide Communities Development Authority (Marin General Hospital) (Green Bonds), Series 2018, RB	4.00%	08/01/2045	1,000	1,031,736
California (State of) Statewide Communities Development Authority (Trinity Health Credit Group), Series 2011, Ref. RB(b)(c)	5.00%	12/01/2021	1,045	1,045,000
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC), Series 2016, Ref. RB	5.00%	05/15/2040	1,000	1,159,565
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), Series 2017 A, RB	5.00%	05/15/2047	1,500	1,770,434
California State University, Series 2012 A, RB(b)(c)	5.00%	11/01/2022	2,940	3,070,138
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	1,500	1,756,934
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2037	500	610,435
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2048	3,000	3,722,037
Centinela Valley Union High School District (Election of 2010), Series 2012 B, GO Bonds(d)	5.00%	08/01/2050	800	825,373
Chabot-Las Positas Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	4,750	5,484,121
Chaffey Joint Union High School District (Election of 2012), Series 2015 B, GO Bonds	5.00%	08/01/2044	2,000	2,257,253
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	5,000	6,368,746
Coachella Valley Unified School District (2005 Election), Series 2016 E, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2045	1,500	1,691,468
East Bay Municipal Utility District Water System Revenue, Series 2015 A, Ref. RB	5.00%	06/01/2037	1,500	1,724,634
East Bay Municipal Utility District Water System Revenue (Green Bonds), Series 2017 A, RB	5.00%	06/01/2042	1,500	1,833,531
East Bay Municipal Utility District Water System Revenue (Green Bonds), Series 2017 A, RB	5.00%	06/01/2045	2,000	2,441,101
East Whittier City School District, Series 2020 C, GO Bonds	4.00%	08/01/2047	2,775	3,124,099
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	2,000	2,208,191
Fremont Union High School District, Series 2019 A, GO Bonds	4.00%	08/01/2046	3,000	3,478,827
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2044	1,000	1,093,454
Irvine Unified School District (Community Facilities District No. 01-1), Series 2015, Ref. RB, (INS - BAM)(a)	5.00%	09/01/2038	2,600	2,933,490
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	2,000	2,282,440
Lodi Unified School District (Election of 2016), Series 2020, GO Bonds	3.00%	08/01/2043	5,000	5,330,953
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Long Beach (City of), CA, Series 2015, RB	5.00%	05/15/2045	$500	$547,366
Long Beach (City of), CA, Series 2017 C, Ref. RB	5.00%	05/15/2047	1,500	1,804,753
Long Beach (City of), CA (Alamitos Bay Marina), Series 2015, RB	5.00%	05/15/2040	500	550,205
Long Beach Community College District, Series 2019 C, GO Bonds	4.00%	08/01/2049	1,500	1,737,272
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	1,000	1,226,704
Los Angeles (City of), CA Department of Airports, Series 2015 C, Ref. RB	5.00%	05/15/2038	2,000	2,285,810
Los Angeles (City of), CA Department of Airports, Series 2017 B, RB	5.00%	05/15/2042	3,500	4,269,973
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2045	1,500	1,938,306
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2048	1,900	2,446,719
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2044	610	762,551
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2040	3,000	3,865,666
Los Angeles (City of), CA Department of Water & Power, Series 2012 B, RB	5.00%	07/01/2043	2,000	2,054,447
Los Angeles (City of), CA Department of Water & Power, Series 2014 D, RB	5.00%	07/01/2039	1,000	1,113,503
Los Angeles (City of), CA Department of Water & Power, Series 2015 E, RB	5.00%	07/01/2044	1,000	1,109,957
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	1,000	1,162,005
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	2,500	2,900,655
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, RB	5.00%	07/01/2042	1,500	1,747,595
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	1,500	1,798,309
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, RB	5.00%	07/01/2048	2,000	2,440,039
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2048	5,000	6,186,955
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2049	2,235	2,815,990
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2039	2,250	2,931,501
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2037	1,000	1,311,553
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2040	1,000	1,304,501
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2041	1,000	1,301,589
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2045	3,750	4,917,611
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2051	3,250	4,233,563
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	6,500	7,903,060
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2041	1,000	1,217,068
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	2,000	2,494,502
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2044	2,000	2,249,663
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	1,050	1,209,535
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2049	10,645	13,510,097
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	3.00%	12/01/2050	3,585	3,814,940
Los Angeles (County of), CA Public Works Financing Authority (Multiple Capital Project II), Series 2012, RB(b)	5.00%	08/01/2037	1,130	1,166,458
Los Angeles (County of), CA Public Works Financing Authority (Multiple Capital Project II), Series 2012, RB(b)	5.00%	08/01/2042	2,330	2,405,174
Los Angeles Community College District, Series 2016, Ref. GO Bonds	5.00%	08/01/2036	1,000	1,195,466
Los Angeles Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2037	1,215	1,399,100
Los Angeles Community College District (Election of 2008), Series 2017 J, GO Bonds	4.00%	08/01/2041	250	290,632
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	3.00%	08/01/2039	3,800	4,083,531
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	5,000	6,242,435
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2040	1,000	1,196,401
Los Angeles Unified School District, Series 2020 C, GO Bonds	3.00%	07/01/2045	1,000	1,067,170
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2038	1,000	1,229,634
Madera Unified School District (Election of 2014), Series 2017, GO Bonds	4.00%	08/01/2046	3,000	3,453,880
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	5.00%	08/01/2041	5,000	6,077,745
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	2,000	2,556,255
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2046	1,000	1,309,094
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2051	1,000	1,302,354
Moreno Valley Unified School District, Series 2021 C, GO Bonds, (INS - BAM)(a)	3.00%	08/01/2050	3,000	3,205,166
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	3,000	3,430,019
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS - AGM)(a)	5.00%	08/01/2048	5,000	6,122,467
Ontario (City of), CA International Airport Authority, Series 2021 A, RB, (INS - AGM)(a)	5.00%	05/15/2046	1,500	1,928,057
Ontario (City of), CA International Airport Authority, Series 2021 A, RB, (INS - AGM)(a)	4.00%	05/15/2051	2,000	2,348,033
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2041	3,000	3,766,038
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Orange (County of), CA Water District, Series 2017 A, Ref. RB	4.00%	08/15/2041	$2,000	$2,277,515
Orange (County of), CA Water District, Series 2021 A, COP	4.00%	02/15/2025	1,500	1,665,511
Oxnard Union High School District, Series 2020 B, GO Bonds	5.00%	08/01/2045	2,180	2,701,285
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2047	2,605	3,056,249
Rio Elementary School District, Series 2020 C, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2047	1,340	1,653,411
Riverside (County of), CA Transportation Commission, Series 2021 B1, Ref. RB	4.00%	06/01/2037	600	723,908
Riverside (County of), CA Transportation Commission, Series 2021 B1, Ref. RB	4.00%	06/01/2038	700	842,221
Riverside (County of), CA Transportation Commission, Series 2021 B1, Ref. RB	4.00%	06/01/2039	675	809,061
Riverside (County of), CA Transportation Commission, Series 2021 B1, Ref. RB	4.00%	06/01/2040	750	897,291
Riverside (County of), CA Transportation Commission, Series 2021 B1, Ref. RB	4.00%	06/01/2046	625	737,577
Riverside (County of), CA Transportation Commission, Series 2021 B1, Ref. RB	3.00%	06/01/2049	2,000	2,119,389
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2043	4,500	5,365,089
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2048	3,700	4,384,802
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2014 A, Ref. RB	5.00%	12/01/2044	1,525	1,682,798
Sacramento City Unified School District, Series 2021 G, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2049	1,000	1,160,350
San Bernardino Community College District (Election of 2018), Series 2019 A, GO Bonds(b)(c)	4.00%	08/16/2027	3,500	4,176,212
San Diego (City of), CA Association of Governments, Series 2017 A, RB	5.00%	07/01/2042	1,000	1,205,038
San Diego (City of), CA Public Facilities Financing Authority, Series 2020 A, RB	4.00%	08/01/2045	300	358,327
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2015 A, RB	5.00%	10/15/2044	1,000	1,144,138
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	1,535	1,966,892
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	4.00%	10/15/2050	500	587,108
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2044	1,500	1,862,064
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2049	3,000	3,702,064
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2046	500	595,445
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2046	750	967,107
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	4,000	4,677,936
San Diego Unified School District, Series 2020 D-2, GO Bonds	5.00%	07/01/2022	3,000	3,084,530
San Diego Unified School District (Election of 2012), Series 2013 C, GO Bonds(b)(c)	5.00%	07/01/2023	1,000	1,074,822
San Diego Unified School District (Election of 2012), Series 2016 F, GO Bonds	5.00%	07/01/2040	1,000	1,150,571
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2041	13,535	16,481,234
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2047	3,000	3,629,436
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2014 B, RB	5.00%	05/01/2044	2,000	2,205,521
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016, RB	5.00%	05/01/2046	4,465	5,256,148
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	2,000	2,409,835
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018, RB	5.00%	05/01/2048	7,000	8,601,888
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	3,000	3,704,040
San Francisco (City of), CA Public Utilities Commission (Hetch Hetchy Water), Series 2020 D, RB	3.00%	11/01/2050	2,000	2,150,674
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019 F1, GO Bonds	3.00%	08/01/2038	3,500	3,847,566
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2020 C-1, GO Bonds	3.00%	08/01/2050	10,525	11,261,518
San Francisco Community College District (Election of 2020), Series 2020 A, GO Bonds	4.00%	06/15/2045	3,000	3,484,288
San Jose (City of), CA Financing Authority (Civic Center), Series 2013 A, Ref. RB(b)(c)	5.00%	06/01/2023	3,000	3,213,044
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	4.00%	08/01/2044	5,000	5,935,427
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	5.00%	08/01/2049	6,500	8,261,399
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2046	1,000	1,015,619
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2051	1,000	1,014,460
San Mateo Union High School District, Series 2021 B, GO Bonds	2.00%	09/01/2045	1,000	952,614
San Mateo Union High School District, Series 2021 B, GO Bonds	2.13%	09/01/2048	1,000	964,597
San Rafael City High School District (Election of 2015), Series 2018 B, GO Bonds	4.00%	08/01/2047	5,000	5,772,135
Santa Ana Unified School District, Series 2021 B, GO Bonds, (INS - AGM)(a)	2.13%	08/01/2050	1,000	943,235
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	3.00%	05/01/2041	2,000	2,151,782
Santa Clara Valley Water District, Series 2016 A, Ref. RB	5.00%	06/01/2046	4,090	4,714,895
Santa Cruz (County of), CA Redevelopment Successor Agency, Series 2015 A, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2035	2,500	2,889,053
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	1,000	1,154,255
Sonoma Valley Unified School District, Series 2020, GO Bonds	4.00%	08/01/2047	1,300	1,511,484
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2049	2,200	2,746,777
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Tulare (County of), CA Local Health Care District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2039	$2,000	$2,384,372
University of California, Series 2012 G, RB(b)(c)	5.00%	05/15/2022	645	659,143
University of California, Series 2012 G, RB(b)	5.00%	05/15/2037	755	771,523
University of California, Series 2013 AI, RB	5.00%	05/15/2038	1,500	1,597,105
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	1,115	1,310,053
University of California, Series 2017 AV, RB	5.25%	05/15/2042	4,000	4,932,064
University of California, Series 2017 M, RB	5.00%	05/15/2042	1,725	2,090,713
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	3,500	4,315,380
University of California, Series 2018 O, Ref. RB	5.00%	05/15/2058	1,500	1,840,052
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2047	4,750	5,581,624
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2046	6,000	7,167,647
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2051	1,000	1,188,243
University of California, Series 2021 Q, Ref. RB	4.00%	05/15/2037	1,500	1,830,429
University of California, Series 2021 Q, Ref. RB	5.00%	05/15/2046	5,000	6,497,764
				556,778,481
Puerto Rico-0.20%
Puerto Rico (Commonwealth of), Series 2007 A-4, Ref. GO Bonds, (INS - AGM)(a)	5.00%	07/01/2031	1,100	1,108,250
TOTAL INVESTMENTS IN SECURITIES(e)-98.33% (Cost $524,482,779)				557,886,731
OTHER ASSETS LESS LIABILITIES-1.67%				9,477,840
NET ASSETS-100.00%				$567,364,571

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Security subject to crossover refunding.
(e)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco CEF Income Composite ETF (PCEF)
November 30, 2021
(Unaudited)
	Shares	Value
Closed-End Funds-100.01%
Bonds-38.39%
Aberdeen Asia-Pacific Income Fund, Inc.	3,996,885	$16,147,415
BlackRock Core Bond Trust	529,784	8,693,755
BlackRock Credit Allocation Income Trust	1,182,281	17,615,987
BlackRock Income Trust, Inc.	472,799	2,780,058
BlackRock Limited Duration Income Trust	362,593	6,193,088
BlackRock Multi-Sector Income Trust	380,628	6,908,398
BlackRock Taxable Municipal Bond Trust	596,387	15,529,918
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	254,848	6,817,209
Cohen & Steers Select Preferred and Income Fund, Inc.	91,267	2,554,563
DoubleLine Income Solutions Fund	1,329,056	21,982,586
DoubleLine Opportunistic Credit Fund	155,043	2,961,321
Eaton Vance Limited Duration Income Fund	1,461,225	19,098,211
Eaton Vance Short Duration Diversified Income Fund	135,336	1,770,195
First Eagle Senior Loan Fund(a)(b)	106,373	115,947
First Trust Intermediate Duration Preferred & Income Fund(a)	611,672	15,089,948
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	153,671	4,239,783
Flaherty & Crumrine Preferred & Income Securities Fund, Inc.(a)	349,998	7,503,957
Flaherty & Crumrine Total Return Fund, Inc.	90,499	2,047,087
Franklin Ltd. Duration Income Trust(a)	305,431	2,730,553
Franklin Universal Trust	356,691	2,928,433
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust	182,616	4,306,085
Invesco Bond Fund(c)	143,389	2,889,288
Invesco Senior Income Trust(c)	2,402,850	10,740,740
John Hancock Preferred Income Fund	227,069	4,688,975
John Hancock Preferred Income Fund II	159,249	3,372,894
John Hancock Preferred Income Fund III	279,377	5,260,669
John Hancock Premium Dividend Fund(a)	337,042	5,766,789
MFS Charter Income Trust	456,731	3,854,810
MFS Government Markets Income Trust(a)	410,304	1,751,998
MFS Intermediate Income Trust	1,466,770	5,280,372
MFS Multimarket Income Trust(a)	609,380	3,900,032
Nuveen Credit Strategies Income Fund	2,001,713	13,031,152
Nuveen Floating Rate Income Fund(a)	816,793	8,380,296
Nuveen Global High Income Fund	335,259	5,219,983
Nuveen Preferred & Income Opportunities Fund	1,057,706	9,910,705
Nuveen Preferred & Income Securities Fund(a)	2,081,871	19,444,675
Nuveen Taxable Municipal Income Fund	289,013	6,549,035
PIMCO Dynamic Income Opportunities Fund	976,150	19,786,561
PIMCO Income Opportunity Fund	163,083	3,900,945
PIMCO Income Strategy Fund(a)	249,770	2,672,539
PIMCO Income Strategy Fund II(a)	573,431	5,504,938
Pioneer Floating Rate Fund, Inc.(a)	324,488	3,861,407
Putnam Master Intermediate Income Trust	648,080	2,521,031
Putnam Premier Income Trust(a)	1,293,697	5,627,582
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.(a)	150,384	2,255,760
TCW Strategic Income Fund, Inc.(a)	612,762	3,511,126
Templeton Global Income Fund	1,914,589	10,281,343
Virtus Global Multi-Sector Income Fund	144,569	1,671,218
Western Asset Global Corporate Defined Opportunity Fund, Inc.(a)	188,421	3,210,694
	Shares	Value
Bonds-(continued)
Western Asset Inflation-Linked Opportunities & Income Fund	988,695	$13,357,269
Western Asset Inflation-Linked Securities & Income Fund	331,217	4,666,848
Western Asset Investment Grade Defined Opportunity Trust, Inc.(a)	106,528	2,346,812
		363,232,983
Bonds/High Yield-22.10%
AllianceBernstein Global High Income Fund, Inc.(a)	1,243,437	15,232,103
Barings Global Short Duration High Yield Fund	290,235	4,814,999
BlackRock Corporate High Yield Fund, Inc.	1,250,905	15,148,459
BlackRock Debt Strategies Fund, Inc.	588,441	6,825,916
BlackRock Floating Rate Income Strategies Fund, Inc.(a)	500,050	6,795,679
BlackRock Floating Rate Income Trust(a)	314,368	4,360,284
BNY Mellon High Yield Strategies Fund	758,460	2,351,226
Credit Suisse Asset Management Income Fund, Inc.(a)	537,263	1,837,439
Credit Suisse High Yield Bond Fund	1,322,550	3,279,924
Delaware Ivy High Income Opportunities Fund	263,396	3,597,989
Eaton Vance Floating-Rate Income Trust	283,169	4,173,911
Eaton Vance Senior Floating-Rate Trust(a)	353,052	5,242,822
First Trust High Income Long/Short Fund	471,687	7,306,432
First Trust Senior Floating Rate Income Fund II	325,856	3,923,306
Highland Income Fund	1,378,119	15,462,495
Insight Select Income Fund(a)	137,431	3,022,108
Morgan Stanley Emerging Markets Debt Fund, Inc.	333,406	2,993,986
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	1,088,745	6,064,310
Neuberger Berman High Yield Strategies Fund, Inc.	150,647	1,878,568
New America High Income Fund, Inc. (The)(a)	365,407	3,445,788
Nuveen NASDAQ 100 Dynamic Overwrite Fund(a)	448,877	13,452,844
PGIM Global High Yield Fund, Inc.	595,647	8,946,618
PGIM High Yield Bond Fund, Inc.	479,155	7,589,815
PGIM Short Duration High Yield Opportunities Fund	356,737	6,410,564
PIMCO High Income Fund(a)	993,544	5,961,264
Pioneer Diversified High Income Fund, Inc.(a)	105,233	1,632,164
Pioneer High Income Fund, Inc.	258,965	2,543,036
Templeton Emerging Markets Income Fund	683,727	4,977,533
Wells Fargo Income Opportunities Fund	781,493	6,908,398
Wells Fargo Multi-Sector Income Fund(a)	268,751	3,550,201
Western Asset Emerging Markets Debt Fund, Inc.	890,510	11,630,061
Western Asset Global High Income Fund, Inc.(a)	297,070	2,893,462
Western Asset High Income Fund II, Inc.(a)	521,189	3,648,323
Western Asset High Income Opportunity Fund, Inc.	1,356,291	6,889,958
Western Asset High Yield Defined Opportunity Fund, Inc.	283,883	4,346,249
		209,138,234
See accompanying notes which are an integral part of this schedule.

Invesco CEF Income Composite ETF (PCEF)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Domestic Equity-2.22%
John Hancock Tax-Advantaged Dividend Income Fund	378,582	$9,120,041
NexPoint Diversified Real Estate Trust	871,275	11,875,478
		20,995,519
Equities-2.55%
Virtus Dividend, Interest & Premium Strategy Fund	1,541,339	24,121,955
Fixed Income-5.78%
Ares Dynamic Credit Allocation Fund, Inc.	289,653	4,602,586
Blackstone Long-Short Credit Income Fund	180,148	2,691,411
Nuveen Core Plus Impact Fund	378,023	6,902,700
PIMCO Dynamic Credit and Mortgage Income Fund(a)	1,193,837	24,628,857
PIMCO Dynamic Income Fund(a)	546,714	13,804,529
PIMCO Strategic Income Fund, Inc.(a)	308,266	2,114,705
		54,744,788
Option Income-28.97%
BlackRock Energy and Resources Trust	462,510	4,403,095
BlackRock Enhanced Capital and Income Fund, Inc.	562,590	11,797,512
BlackRock Enhanced Equity Dividend Trust(a)	2,406,359	23,413,873
BlackRock Enhanced Global Dividend Trust(a)	943,128	11,100,616
BlackRock Enhanced International Dividend Trust	1,519,949	9,317,287
BlackRock Health Sciences Trust	129,787	6,007,840
BlackRock Resources & Commodities Strategy Trust	1,245,856	11,511,709
BlackRock Science & Technology Trust	423,815	22,140,096
Brookfield Real Assets Income Fund, Inc.(a)	355,396	7,655,230
Columbia Seligman Premium Technology Growth Fund, Inc.(a)	162,238	5,968,736
Eaton Vance Enhanced Equity Income Fund(a)	404,255	7,951,696
Eaton Vance Enhanced Equity Income Fund II	502,606	12,062,544
Eaton Vance Risk-Managed Diversified Equity Income Fund	478,871	5,167,018
Eaton Vance Tax-Managed Buy-Write Income Fund	244,550	4,025,293
Eaton Vance Tax-Managed Buy-Write Opportunities Fund(a)	884,693	14,314,333
Eaton Vance Tax-Managed Diversified Equity Income Fund	1,511,219	22,078,910
	Shares	Value
Option Income-(continued)
Eaton Vance Tax-Managed Global Buy Write Opportunities Fund	1,055,767	$11,402,284
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	3,017,852	30,510,484
First Trust Enhanced Equity Income Fund	204,001	4,220,781
GAMCO Natural Resources Gold & Income Trust	312,529	1,634,527
John Hancock Hedged Equity & Income Fund(a)	126,668	1,670,751
Madison Covered Call & Equity Strategy Fund(a)	182,545	1,440,280
Nuveen Dow 30sm Dynamic Overwrite Fund(a)	513,287	8,818,271
Nuveen S&P 500 Buy-Write Income Fund	1,339,815	19,588,095
Nuveen S&P 500 Dynamic Overwrite Fund	180,575	3,201,595
Voya Global Advantage and Premium Opportunity Fund(a)	256,233	2,580,266
Voya Global Equity Dividend and Premium Opportunity Fund	1,267,615	7,605,690
Voya Infrastructure Industrials and Materials Fund	209,146	2,534,849
		274,123,661
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $852,502,328)		946,357,140
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.84%
Invesco Private Government Fund, 0.02%(c)(d)(e)	5,199,142	5,199,142
Invesco Private Prime Fund, 0.11%(c)(d)(e)	12,231,788	12,235,457
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,434,789)		17,434,599
TOTAL INVESTMENTS IN SECURITIES-101.85% (Cost $869,937,117)		963,791,739
OTHER ASSETS LESS LIABILITIES-(1.85)%		(17,542,848)
NET ASSETS-100.00%		$946,248,891

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at November 30, 2021.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Invesco Bond Fund	$2,909,501	$131,638	$(122,474)	$(31,044)	$1,667	$2,889,288	$23,424
Invesco Senior Income Trust	9,293,431	1,254,743	-	192,566	-	10,740,740	144,511
See accompanying notes which are an integral part of this schedule.

Invesco CEF Income Composite ETF (PCEF)—(continued)
November 30, 2021
(Unaudited)
	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$7,632,255	$(7,632,255)	$-	$-	$-	$41
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,905,376	14,522,858	(14,229,092)	-	-	5,199,142	262*
Invesco Private Prime Fund	11,445,876	31,642,622	(30,851,287)	(190)	(1,564)	12,235,457	3,205*
Total	$28,554,184	$55,184,116	$(52,835,108)	$161,332	$103	$31,064,627	$171,443

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Fundamental High Yield® Corporate Bond ETF (PHB)
November 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.74%
Aerospace & Defense-1.86%
Howmet Aerospace, Inc.
5.13%, 10/01/2024(b)	$3,507,000	$3,771,919
5.90%, 02/01/2027	3,586,000	4,038,123
TransDigm, Inc., 5.50%, 11/15/2027	10,199,000	10,310,016
		18,120,058
Airlines-3.68%
Delta Air Lines, Inc.
7.38%, 01/15/2026(b)	7,932,000	9,186,982
4.38%, 04/19/2028(b)	8,884,000	9,252,982
United Airlines Holdings, Inc., 4.25%, 10/01/2022	17,168,100	17,386,135
		35,826,099
Auto Components-2.22%
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029(b)	6,190,000	5,883,100
Dana, Inc., 5.63%, 06/15/2028(b)	5,645,000	5,950,790
Goodyear Tire & Rubber Co. (The)
5.00%, 05/31/2026(b)	4,606,000	4,716,221
5.00%, 07/15/2029(c)	4,800,000	5,019,240
		21,569,351
Automobiles-3.10%
Ford Motor Co.
8.50%, 04/21/2023(b)	13,707,000	15,112,104
4.35%, 12/08/2026(b)	9,479,000	10,070,016
3.25%, 02/12/2032	5,000,000	5,016,700
		30,198,820
Banks-0.81%
CIT Group, Inc.
5.00%, 08/15/2022	3,782,000	3,886,591
6.13%, 03/09/2028(b)	3,350,000	3,956,903
		7,843,494
Building Products-0.32%
Griffon Corp., 5.75%, 03/01/2028(b)	3,035,000	3,134,381
Chemicals-3.75%
Avient Corp., 5.25%, 03/15/2023	4,074,000	4,245,047
CF Industries, Inc., 3.45%, 06/01/2023(b)	7,561,000	7,840,606
Chemours Co. (The), 5.38%, 05/15/2027(b)	5,931,000	6,209,668
Huntsman International LLC, 4.50%, 05/01/2029(b)	6,069,000	6,744,851
Olin Corp., 5.63%, 08/01/2029(b)	6,072,000	6,558,944
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/2031(b)(c)	5,006,000	4,883,178
		36,482,294
Commercial Services & Supplies-1.91%
CoreCivic, Inc., 8.25%, 04/15/2026(b)	5,610,000	5,786,687
Covanta Holding Corp., 6.00%, 01/01/2027(b)	4,325,000	4,486,323
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026(b)	7,914,000	8,344,482
		18,617,492
Communications Equipment-0.50%
Hughes Satellite Systems Corp., 6.63%, 08/01/2026(b)	4,387,000	4,879,024
Construction & Engineering-1.75%
AECOM, 5.13%, 03/15/2027	8,522,000	9,153,097
	Principal Amount	Value
Construction & Engineering-(continued)
Fluor Corp.
3.50%, 12/15/2024(b)	$3,844,000	$3,945,578
4.25%, 09/15/2028(b)	3,839,000	3,921,941
		17,020,616
Consumer Finance-3.93%
Ally Financial, Inc., 5.75%, 11/20/2025	12,994,000	14,730,851
Navient Corp.
6.50%, 06/15/2022	4,825,000	4,977,108
5.00%, 03/15/2027(b)	5,278,000	5,308,164
OneMain Finance Corp.
7.13%, 03/15/2026(b)	3,340,000	3,760,631
6.63%, 01/15/2028(b)	3,398,000	3,762,708
SLM Corp., 4.20%, 10/29/2025(b)	5,437,000	5,677,859
		38,217,321
Containers & Packaging-2.12%
Ball Corp.
5.25%, 07/01/2025	3,499,000	3,843,984
2.88%, 08/15/2030(b)	4,165,000	3,963,518
Berry Global, Inc., 0.95%, 02/15/2024(b)	7,923,000	7,841,195
Silgan Holdings, Inc., 4.13%, 02/01/2028	4,869,000	4,935,730
		20,584,427
Diversified Consumer Services-0.63%
Service Corp. International, 5.13%, 06/01/2029(b)	5,729,000	6,111,038
Diversified Telecommunication Services-1.70%
Lumen Technologies, Inc.
Series G, 6.88%, 01/15/2028(b)	7,534,000	8,286,534
Series Y, 7.50%, 04/01/2024(b)	7,590,000	8,245,434
		16,531,968
Electric Utilities-3.20%
FirstEnergy Corp.
Series B, 4.75%, 03/15/2023	6,293,000	6,477,259
Series B, 4.40%, 07/15/2027	5,888,000	6,303,918
NRG Energy, Inc., 6.63%, 01/15/2027	6,678,000	6,912,264
PG&E Corp., 5.25%, 07/01/2030(b)	11,158,000	11,455,584
		31,149,025
Electronic Equipment, Instruments & Components-0.87%
CDW LLC/CDW Finance Corp.
5.50%, 12/01/2024(b)	3,883,000	4,235,460
3.25%, 02/15/2029(b)	4,239,000	4,243,557
		8,479,017
Energy Equipment & Services-0.89%
Oceaneering International, Inc., 4.65%, 11/15/2024	4,091,000	4,160,506
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028(b)	4,574,000	4,472,172
		8,632,678
Entertainment-0.97%
Netflix, Inc.
5.50%, 02/15/2022	4,534,000	4,579,113
4.88%, 04/15/2028	4,282,000	4,853,540
		9,432,653
Equity REITs-4.64%
CyrusOne L.P./CyrusOne Finance Corp.
2.90%, 11/15/2024	2,235,000	2,322,433
3.45%, 11/15/2029	2,155,000	2,301,249
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Equity REITs-(continued)
Diversified Healthcare Trust, 4.75%, 02/15/2028(b)	$6,335,000	$6,011,630
GLP Capital L.P./GLP Financing II, Inc.
5.38%, 04/15/2026	2,487,000	2,762,299
5.30%, 01/15/2029	2,430,000	2,777,806
iStar, Inc., 4.75%, 10/01/2024(b)	2,939,000	3,042,820
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	5,257,000	5,503,264
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/2027	4,565,000	4,585,109
Sabra Health Care L.P.
5.13%, 08/15/2026	1,858,000	2,058,530
3.90%, 10/15/2029(b)	1,900,000	2,006,358
SBA Communications Corp., 3.88%, 02/15/2027(b)	4,950,000	5,072,203
Service Properties Trust
4.35%, 10/01/2024(b)	3,359,000	3,290,409
5.50%, 12/15/2027(b)	3,330,000	3,383,411
		45,117,521
Food Products-2.74%
B&G Foods, Inc., 5.25%, 04/01/2025(b)	4,036,000	4,104,995
Kraft Heinz Foods Co. (The)
3.00%, 06/01/2026(b)	9,249,000	9,644,859
4.25%, 03/01/2031	8,831,000	10,110,255
TreeHouse Foods, Inc., 4.00%, 09/01/2028(b)	2,970,000	2,820,015
		26,680,124
Gas Utilities-0.78%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	6,978,000	7,628,908
Health Care Equipment & Supplies-0.47%
Teleflex, Inc., 4.63%, 11/15/2027	4,442,000	4,578,991
Health Care Providers & Services-6.53%
Centene Corp., 4.63%, 12/15/2029	14,272,000	15,237,287
Encompass Health Corp., 4.75%, 02/01/2030(b)	5,687,000	5,730,107
HCA, Inc.
5.38%, 02/01/2025	7,701,000	8,409,492
3.50%, 09/01/2030(b)	8,504,000	8,869,204
Magellan Health, Inc., 4.90%, 09/22/2024	5,019,000	5,405,513
Molina Healthcare, Inc., 5.38%, 11/15/2022	8,400,000	8,680,980
Tenet Healthcare Corp.
4.88%, 01/01/2026(c)	5,420,000	5,548,210
4.63%, 06/15/2028(c)	5,500,000	5,618,333
		63,499,126
Hotels, Restaurants & Leisure-5.35%
Churchill Downs, Inc., 5.50%, 04/01/2027(c)	3,060,000	3,157,219
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/2030(b)	7,596,000	7,987,194
Hyatt Hotels Corp.
5.38%, 04/23/2025	2,500,000	2,780,698
5.75%, 04/23/2030	2,300,000	2,767,204
MGM Resorts International
6.00%, 03/15/2023	4,833,000	5,038,113
5.50%, 04/15/2027(b)	4,746,000	4,951,715
Royal Caribbean Cruises Ltd.
5.25%, 11/15/2022	5,252,000	5,307,724
3.70%, 03/15/2028(b)	5,913,000	5,408,178
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Travel + Leisure Co.
4.25%, 03/01/2022	$2,782,000	$2,788,329
Series J, 6.00%, 04/01/2027	2,342,000	2,477,250
Yum! Brands, Inc., 3.63%, 03/15/2031(b)	9,688,000	9,407,871
		52,071,495
Household Durables-3.74%
Century Communities, Inc., 6.75%, 06/01/2027	2,739,000	2,878,518
KB Home, 4.00%, 06/15/2031(b)	4,220,000	4,268,235
M/I Homes, Inc., 4.95%, 02/01/2028	3,378,000	3,486,164
MDC Holdings, Inc., 2.50%, 01/15/2031(b)	4,186,000	4,039,406
Meritage Homes Corp., 6.00%, 06/01/2025	3,926,000	4,341,253
Newell Brands, Inc., 4.70%, 04/01/2026	7,223,000	7,744,410
Toll Brothers Finance Corp.
4.38%, 04/15/2023(b)	2,638,340	2,736,090
4.88%, 03/15/2027(b)	2,515,000	2,777,792
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/2024(b)	1,894,000	2,053,759
Tri Pointe Homes, Inc., 5.70%, 06/15/2028(b)	1,925,000	2,073,264
		36,398,891
Household Products-0.45%
Spectrum Brands, Inc., 5.75%, 07/15/2025(b)	4,261,000	4,344,793
Independent Power and Renewable Electricity Producers-1.16%
AES Corp. (The), 1.38%, 01/15/2026(b)	11,630,000	11,275,256
Insurance-1.24%
Genworth Holdings, Inc., 4.80%, 02/15/2024(b)	11,570,000	12,051,370
Internet & Direct Marketing Retail-0.94%
QVC, Inc.
4.38%, 03/15/2023(b)	4,319,000	4,481,114
4.75%, 02/15/2027(b)	4,535,000	4,637,944
		9,119,058
IT Services-0.25%
Twilio, Inc., 3.63%, 03/15/2029(b)	2,410,000	2,428,099
Machinery-1.53%
Hillenbrand, Inc.
5.00%, 09/15/2026(b)	1,636,000	1,819,273
3.75%, 03/01/2031	1,800,000	1,772,721
Trinity Industries, Inc., 4.55%, 10/01/2024	5,056,000	5,293,531
Wabtec Corp.
4.40%, 03/15/2024(b)	2,721,000	2,899,488
4.95%, 09/15/2028	2,720,000	3,097,246
		14,882,259
Media-4.53%
AMC Networks, Inc.
5.00%, 04/01/2024	2,546,000	2,564,051
4.25%, 02/15/2029(b)	2,667,000	2,601,912
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 03/01/2030(c)	10,663,000	10,891,561
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	9,676,000	10,684,877

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Media-(continued)
DISH DBS Corp.
7.75%, 07/01/2026(b)	$5,211,000	$5,363,708
5.13%, 06/01/2029(b)	6,085,000	5,355,409
Lamar Media Corp., 3.75%, 02/15/2028(b)	6,670,000	6,642,620
		44,104,138
Metals & Mining-2.51%
AK Steel Corp., 7.00%, 03/15/2027	760	788
Allegheny Technologies, Inc., 5.88%, 12/01/2027(b)	3,796,000	3,958,962
Carpenter Technology Corp., 6.38%, 07/15/2028	3,475,000	3,674,990
Freeport-McMoRan, Inc.
3.88%, 03/15/2023(b)	4,774,000	4,918,079
4.63%, 08/01/2030(b)	4,590,000	4,854,751
United States Steel Corp., 6.88%, 03/01/2029(b)	6,701,000	7,032,867
		24,440,437
Mortgage REITs-0.92%
Starwood Property Trust, Inc., 4.75%, 03/15/2025(b)	8,580,000	8,915,156
Multiline Retail-2.32%
Macy’s Retail Holdings LLC, 2.88%, 02/15/2023	12,572,000	12,789,496
Nordstrom, Inc., 4.38%, 04/01/2030(b)	9,974,000	9,806,187
		22,595,683
Oil, Gas & Consumable Fuels-9.51%
Apache Corp.
4.63%, 11/15/2025	3,669,000	3,891,451
4.38%, 10/15/2028	3,821,000	4,036,008
Cheniere Energy, Inc., 4.63%, 10/15/2028	8,230,000	8,487,146
Continental Resources, Inc.
3.80%, 06/01/2024(b)	3,790,000	3,960,304
4.38%, 01/15/2028(b)	3,592,000	3,874,806
EQM Midstream Partners L.P.
4.75%, 07/15/2023	2,585,000	2,667,526
5.50%, 07/15/2028	2,595,000	2,756,163
EQT Corp.
6.63%, 02/01/2025	1,960,000	2,182,842
3.90%, 10/01/2027(b)	2,353,000	2,455,991
Hess Corp., 4.30%, 04/01/2027(b)	6,800,000	7,394,248
Murphy Oil Corp.
5.75%, 08/15/2025(b)	3,099,000	3,156,138
5.88%, 12/01/2027(b)	3,094,000	3,155,895
Occidental Petroleum Corp.
2.90%, 08/15/2024	9,605,000	9,639,386
3.50%, 08/15/2029(b)	10,293,000	10,096,713
Ovintiv, Inc., 7.38%, 11/01/2031(b)	2,261,000	2,909,209
Range Resources Corp.
4.88%, 05/15/2025(b)	1,652,000	1,686,758
8.25%, 01/15/2029(b)(c)	1,591,000	1,751,961
SM Energy Co., 6.50%, 07/15/2028(b)	4,195,000	4,243,075
Southwestern Energy Co.
6.45%, 01/23/2025(b)	1,831,000	1,988,997
5.38%, 03/15/2030(b)	1,810,000	1,888,074
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 03/01/2030	9,441,000	10,307,306
		92,529,997
	Principal Amount	Value
Pharmaceuticals-0.47%
Elanco Animal Health, Inc.
5.27%, 08/28/2023(b)	$2,096,000	$2,217,117
5.90%, 08/28/2028(b)	2,030,000	2,317,885
		4,535,002
Professional Services-0.66%
IHS Markit Ltd.
4.13%, 08/01/2023	3,018,000	3,159,514
4.25%, 05/01/2029	2,845,000	3,222,247
		6,381,761
Real Estate Management & Development-0.76%
Kennedy-Wilson, Inc., 4.75%, 03/01/2029(b)	4,010,000	4,069,428
Newmark Group, Inc., 6.13%, 11/15/2023(b)	3,125,000	3,364,938
		7,434,366
Semiconductors & Semiconductor Equipment-1.92%
Amkor Technology, Inc., 6.63%, 09/15/2027(b)(c)	5,464,000	5,790,501
Qorvo, Inc., 4.38%, 10/15/2029(b)	5,301,000	5,625,024
Skyworks Solutions, Inc.
1.80%, 06/01/2026(b)	3,640,000	3,641,081
3.00%, 06/01/2031	3,590,000	3,646,757
		18,703,363
Software-0.92%
CDK Global, Inc.
5.00%, 10/15/2024(b)	1,958,000	2,145,420
4.88%, 06/01/2027	2,040,000	2,103,668
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029(b)	1,305,000	1,257,511
Nuance Communications, Inc., 5.63%, 12/15/2026	3,325,640	3,429,566
		8,936,165
Specialty Retail-3.43%
Asbury Automotive Group, Inc., 4.75%, 03/01/2030	5,625,000	5,648,091
Bath & Body Works, Inc., 5.25%, 02/01/2028	10,911,000	11,727,579
Murphy Oil USA, Inc., 4.75%, 09/15/2029	6,816,000	7,079,404
Penske Automotive Group, Inc., 3.75%, 06/15/2029	9,122,000	8,910,370
		33,365,444
Technology Hardware, Storage & Peripherals-3.23%
Seagate HDD Cayman
4.75%, 01/01/2025(b)	5,152,000	5,517,470
3.38%, 07/15/2031(b)(c)	5,964,000	5,685,541
Western Digital Corp., 4.75%, 02/15/2026(b)	11,291,000	12,207,886
Xerox Corp., 4.38%, 03/15/2023	7,865,000	8,067,995
		31,478,892
Textiles, Apparel & Luxury Goods-0.56%
Under Armour, Inc., 3.25%, 06/15/2026(b)	5,318,000	5,427,710
Thrifts & Mortgage Finance-0.85%
MGIC Investment Corp., 5.25%, 08/15/2028	4,195,000	4,338,511

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Thrifts & Mortgage Finance-(continued)
Radian Group, Inc.
4.50%, 10/01/2024	$1,900,420	$1,988,771
4.88%, 03/15/2027(b)	1,892,000	1,994,915
		8,322,197
Trading Companies & Distributors-1.06%
United Rentals North America, Inc., 4.88%, 01/15/2028	9,824,000	10,303,509
Wireless Telecommunication Services-2.06%
Sprint Capital Corp., 6.88%, 11/15/2028	8,146,000	10,069,759
Sprint Corp., 7.88%, 09/15/2023	9,114,000	10,025,719
		20,095,478
Total U.S. Dollar Denominated Bonds & Notes (Cost $963,834,665)		970,474,945
	Shares
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $649,772)	649,772	649,772
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.81% (Cost $964,484,437)		971,124,717
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-28.53%
Invesco Private Government Fund, 0.02%(d)(e)(f)	82,662,857	$82,662,857
Invesco Private Prime Fund, 0.11%(d)(e)(f)	194,856,115	194,914,570
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $277,594,812)		277,577,427
TOTAL INVESTMENTS IN SECURITIES-128.34% (Cost $1,242,079,249)		1,248,702,144
OTHER ASSETS LESS LIABILITIES-(28.34)%		(275,758,145)
NET ASSETS-100.00%		$972,943,999

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $48,345,744, which represented 4.97% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,095,283	$47,877,084	$(54,322,595)	$-	$-	$649,772	$632
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	66,093,480	67,727,370	(51,157,993)	-	-	82,662,857	3,993*
Invesco Private Prime Fund	154,371,993	135,761,284	(95,196,576)	(17,387)	(4,744)	194,914,570	49,104*
Total	$227,560,756	$251,365,738	$(200,677,164)	$(17,387)	$(4,744)	$278,227,199	$53,729

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
November 30, 2021
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
November 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.62%
Aerospace & Defense-2.20%
Boeing Co. (The)
4.88%, 05/01/2025	$105,000	$115,191
5.15%, 05/01/2030	105,000	121,958
General Dynamics Corp.
3.25%, 04/01/2025	70,000	74,292
3.75%, 05/15/2028	61,000	68,072
Huntington Ingalls Industries, Inc.
3.84%, 05/01/2025	30,000	31,936
3.48%, 12/01/2027	30,000	32,019
L3Harris Technologies, Inc.
3.85%, 06/15/2023	33,000	34,431
4.40%, 06/15/2028	38,000	43,001
Lockheed Martin Corp., 3.55%, 01/15/2026	164,000	177,678
Northrop Grumman Corp.
2.93%, 01/15/2025	60,000	62,728
3.25%, 01/15/2028	56,000	59,944
Raytheon Technologies Corp.
3.95%, 08/16/2025	70,000	75,976
4.13%, 11/16/2028	69,000	77,617
Textron, Inc., 3.00%, 06/01/2030	75,000	78,280
		1,053,123
Air Freight & Logistics-0.92%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028(b)	70,000	79,116
FedEx Corp.
3.25%, 04/01/2026	80,000	85,894
3.10%, 08/05/2029	73,000	77,485
United Parcel Service, Inc.
3.90%, 04/01/2025(b)	90,000	97,495
3.05%, 11/15/2027(b)	94,000	101,679
		441,669
Airlines-0.22%
Southwest Airlines Co.
5.25%, 05/04/2025	45,000	50,045
5.13%, 06/15/2027	50,000	57,041
		107,086
Auto Components-0.32%
BorgWarner, Inc.
3.38%, 03/15/2025(b)	32,000	33,974
2.65%, 07/01/2027(b)	30,000	31,124
Lear Corp., 3.80%, 09/15/2027(b)	80,000	87,434
		152,532
Automobiles-0.82%
General Motors Co., 6.13%, 10/01/2025	120,000	138,577
General Motors Financial Co., Inc., 4.35%, 01/17/2027	124,000	135,995
PACCAR Financial Corp., 2.65%, 05/10/2022	114,000	115,105
		389,677
Banks-6.81%
Bank of America Corp.
3.30%, 01/11/2023	211,000	217,413
3.25%, 10/21/2027	200,000	212,271
Citigroup, Inc.
4.50%, 01/14/2022	194,000	194,949
4.45%, 09/29/2027	175,000	194,814
Citizens Bank N.A., 3.25%, 02/14/2022	125,000	125,432
	Principal Amount	Value
Banks-(continued)
Comerica, Inc.
3.70%, 07/31/2023	$40,000	$41,784
4.00%, 02/01/2029	33,000	37,381
Fifth Third Bancorp
3.65%, 01/25/2024	60,000	63,170
2.55%, 05/05/2027	55,000	56,946
First Republic Bank, 2.50%, 06/06/2022	101,000	101,915
Huntington Bancshares, Inc.
2.63%, 08/06/2024	50,000	51,765
2.55%, 02/04/2030	47,000	48,124
JPMorgan Chase & Co.
2.95%, 10/01/2026	231,000	243,776
4.25%, 10/01/2027	215,000	240,457
KeyCorp, 2.25%, 04/06/2027	50,000	51,168
Manufacturers and Traders Trust Co., 2.90%, 02/06/2025	88,000	92,707
People’s United Financial, Inc., 3.65%, 12/06/2022	71,000	72,577
PNC Financial Services Group, Inc. (The)
3.50%, 01/23/2024	90,000	94,647
2.55%, 01/22/2030	95,000	97,996
Regions Financial Corp.
2.25%, 05/18/2025	50,000	51,404
1.80%, 08/12/2028	50,000	49,065
SVB Financial Group
1.80%, 10/28/2026	40,000	39,830
3.13%, 06/05/2030	35,000	36,817
Truist Bank, 3.63%, 09/16/2025	86,000	92,588
Truist Financial Corp., 1.13%, 08/03/2027	90,000	86,544
U.S. Bancorp
1.38%, 07/22/2030	120,000	113,376
Series V, 2.38%, 07/22/2026(b)	111,000	115,607
Wells Fargo & Co.
3.00%, 04/22/2026	206,000	216,363
4.15%, 01/24/2029	190,000	212,425
		3,253,311
Beverages-1.58%
Coca-Cola Co. (The)
1.75%, 09/06/2024	115,000	117,307
2.25%, 01/05/2032	120,000	121,403
Constellation Brands, Inc.
4.25%, 05/01/2023	44,000	46,096
2.25%, 08/01/2031	50,000	48,790
Keurig Dr Pepper, Inc.
4.06%, 05/25/2023	47,000	49,126
4.60%, 05/25/2028	46,000	52,611
Molson Coors Beverage Co., 3.00%, 07/15/2026	78,000	81,867
PepsiCo, Inc.
2.75%, 03/01/2023	115,000	118,243
3.00%, 10/15/2027(b)	109,000	117,366
		752,809
Biotechnology-1.66%
AbbVie, Inc.
2.60%, 11/21/2024	105,000	108,727
3.20%, 11/21/2029	104,000	110,838
Amgen, Inc.
3.63%, 05/22/2024(b)	90,000	95,034
2.20%, 02/21/2027	100,000	101,445
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Biotechnology-(continued)
Biogen, Inc.
4.05%, 09/15/2025	$56,000	$60,914
2.25%, 05/01/2030	60,000	58,658
Gilead Sciences, Inc.
3.65%, 03/01/2026	88,000	94,971
2.95%, 03/01/2027	90,000	94,766
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	75,000	70,405
		795,758
Building Products-0.82%
Carlisle Cos., Inc., 2.75%, 03/01/2030	50,000	51,375
Carrier Global Corp.
2.24%, 02/15/2025	50,000	51,161
2.72%, 02/15/2030	50,000	51,128
Fortune Brands Home & Security, Inc.
4.00%, 09/21/2023	29,000	30,487
3.25%, 09/15/2029	23,000	24,763
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 1.75%, 09/15/2030(b)	130,000	125,696
Masco Corp., 1.50%, 02/15/2028	60,000	57,838
		392,448
Capital Markets-3.76%
Ameriprise Financial, Inc., 4.00%, 10/15/2023	114,000	120,861
Bank of New York Mellon Corp. (The)
2.20%, 08/16/2023	87,000	89,124
3.85%, 04/28/2028	84,000	94,654
BlackRock, Inc.
3.50%, 03/18/2024	74,000	78,568
1.90%, 01/28/2031	80,000	79,404
Charles Schwab Corp. (The)
0.75%, 03/18/2024	70,000	69,747
2.00%, 03/20/2028	80,000	80,901
CME Group, Inc.
3.00%, 03/15/2025	51,000	53,800
3.75%, 06/15/2028	55,000	61,634
Franklin Resources, Inc., 1.60%, 10/30/2030	110,000	104,769
Goldman Sachs Group, Inc. (The)
5.75%, 01/24/2022	132,000	133,022
3.80%, 03/15/2030	120,000	131,865
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	65,000	72,376
Morgan Stanley
3.63%, 01/20/2027	122,000	132,214
Series F, 3.88%, 04/29/2024	118,000	125,435
Nasdaq, Inc.
4.25%, 06/01/2024	26,000	27,828
1.65%, 01/15/2031(b)	30,000	28,033
Northern Trust Corp.
3.95%, 10/30/2025	50,000	55,160
1.95%, 05/01/2030	55,000	54,972
Raymond James Financial, Inc., 4.65%, 04/01/2030	60,000	69,958
State Street Corp.
3.55%, 08/18/2025	61,000	66,212
2.40%, 01/24/2030	65,000	66,923
		1,797,460
	Principal Amount	Value
Chemicals-2.61%
Air Products and Chemicals, Inc.
1.50%, 10/15/2025	$50,000	$50,396
2.05%, 05/15/2030	49,000	49,352
Celanese US Holdings LLC, 4.63%, 11/15/2022	66,000	68,367
DuPont de Nemours, Inc.
4.21%, 11/15/2023	70,000	74,087
4.73%, 11/15/2028	60,000	69,977
Eastman Chemical Co.
3.80%, 03/15/2025	33,000	35,401
4.50%, 12/01/2028	40,000	46,003
Ecolab, Inc.
2.70%, 11/01/2026	50,000	52,510
4.80%, 03/24/2030	40,000	48,275
EI du Pont de Nemours and Co.
1.70%, 07/15/2025	40,000	40,475
2.30%, 07/15/2030	35,000	35,663
FMC Corp.
3.20%, 10/01/2026(b)	23,000	24,488
3.45%, 10/01/2029	22,000	23,838
Linde, Inc.
3.20%, 01/30/2026(b)	76,000	81,620
1.10%, 08/10/2030(b)	90,000	84,245
LYB International Finance II B.V., 3.50%, 03/02/2027(b)	71,000	76,553
LyondellBasell Industries N.V., 5.75%, 04/15/2024(b)	71,000	77,647
Mosaic Co. (The)
4.25%, 11/15/2023	33,000	34,805
4.05%, 11/15/2027	29,000	31,937
PPG Industries, Inc.
1.20%, 03/15/2026	50,000	49,093
3.75%, 03/15/2028	41,000	45,927
Sherwin-Williams Co. (The)
3.13%, 06/01/2024	40,000	41,871
3.45%, 06/01/2027	38,000	40,970
Westlake Chemical Corp., 3.60%, 08/15/2026	59,000	63,591
		1,247,091
Commercial Services & Supplies-0.53%
Cintas Corp. No. 2
2.90%, 04/01/2022	28,000	28,155
3.70%, 04/01/2027	28,000	30,612
Republic Services, Inc.
2.50%, 08/15/2024	40,000	41,326
3.95%, 05/15/2028	39,000	43,348
Waste Management, Inc.
0.75%, 11/15/2025	55,000	53,639
1.50%, 03/15/2031	60,000	56,316
		253,396
Communications Equipment-0.82%
Cisco Systems, Inc., 2.50%, 09/20/2026(b)	230,000	242,669
Juniper Networks, Inc., 3.75%, 08/15/2029	63,000	68,908
Motorola Solutions, Inc.
4.00%, 09/01/2024	38,000	40,589
4.60%, 05/23/2029	33,000	37,898
		390,064
Construction & Engineering-0.11%
Quanta Services, Inc., 2.90%, 10/01/2030	50,000	51,592
Construction Materials-0.31%
Eagle Materials, Inc., 2.50%, 07/01/2031	30,000	29,665

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Construction Materials-(continued)
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	$60,000	$59,837
Vulcan Materials Co., 3.50%, 06/01/2030	55,000	59,713
		149,215
Consumer Finance-1.41%
Ally Financial, Inc.
5.80%, 05/01/2025(b)	53,000	59,883
2.20%, 11/02/2028	60,000	59,529
American Express Co., 2.50%, 08/01/2022	100,000	101,250
American Express Credit Corp., 3.30%, 05/03/2027	86,000	92,452
Capital One Financial Corp.
4.20%, 10/29/2025	96,000	104,614
3.80%, 01/31/2028	95,000	104,098
Discover Bank
3.45%, 07/27/2026	66,000	70,121
4.65%, 09/13/2028	70,000	80,102
		672,049
Containers & Packaging-0.75%
Amcor Finance USA, Inc., 3.63%, 04/28/2026	40,000	43,031
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031(b)	40,000	40,701
Avery Dennison Corp., 4.88%, 12/06/2028	51,000	59,991
Packaging Corp. of America, 3.40%, 12/15/2027	65,000	70,862
Sonoco Products Co., 3.13%, 05/01/2030	55,000	58,350
WRKCo, Inc.
4.65%, 03/15/2026	40,000	44,930
4.90%, 03/15/2029(b)	35,000	40,891
		358,756
Distributors-0.19%
Genuine Parts Co., 1.88%, 11/01/2030	95,000	88,848
Diversified Consumer Services-0.11%
Block Financial LLC, 3.88%, 08/15/2030	50,000	53,172
Diversified Financial Services-1.47%
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030	200,000	222,975
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	203,000	217,383
Equitable Holdings, Inc.
3.90%, 04/20/2023	52,000	54,111
4.35%, 04/20/2028	51,000	57,413
GE Capital Funding LLC, 4.40%, 05/15/2030	125,000	148,722
		700,604
Diversified Telecommunication Services-1.73%
AT&T, Inc.
3.40%, 05/15/2025	205,000	217,736
4.30%, 02/15/2030	201,000	227,109
Verizon Communications, Inc.
1.45%, 03/20/2026	190,000	188,661
4.33%, 09/21/2028	170,000	193,869
		827,375
Electric Utilities-4.30%
American Electric Power Co., Inc., 3.20%, 11/13/2027	66,000	70,091
Avangrid, Inc.
3.20%, 04/15/2025	35,000	36,975
3.80%, 06/01/2029	38,000	41,861
	Principal Amount	Value
Electric Utilities-(continued)
Consolidated Edison Co. of New York, Inc., 2.40%, 06/15/2031(b)	$120,000	$121,016
Duke Energy Corp.
2.65%, 09/01/2026	96,000	99,561
2.55%, 06/15/2031	100,000	99,643
Edison International, 4.13%, 03/15/2028	56,000	59,778
Entergy Corp.
2.95%, 09/01/2026	45,000	47,015
1.90%, 06/15/2028	60,000	58,554
Evergy, Inc.
2.45%, 09/15/2024	40,000	41,295
2.90%, 09/15/2029	40,000	41,686
Eversource Energy, Series K, 2.75%, 03/15/2022	52,000	52,248
Exelon Corp.
3.50%, 06/01/2022	89,000	89,925
4.05%, 04/15/2030(b)	80,000	89,794
Interstate Power and Light Co.
3.25%, 12/01/2024	34,000	35,785
4.10%, 09/26/2028	33,000	37,157
NextEra Energy Capital Holdings, Inc.
2.75%, 05/01/2025	80,000	83,366
2.25%, 06/01/2030(b)	91,000	90,567
NSTAR Electric Co., 3.20%, 05/15/2027(b)	43,000	46,206
Pacific Gas and Electric Co.
3.15%, 01/01/2026(b)	50,000	51,300
4.55%, 07/01/2030	50,000	54,644
Pinnacle West Capital Corp., 1.30%, 06/15/2025	75,000	74,152
PPL Capital Funding, Inc., 3.10%, 05/15/2026	120,000	126,434
Southern California Edison Co., Series E, 3.70%, 08/01/2025	50,000	53,688
Southern Co. (The)
3.25%, 07/01/2026	88,000	93,364
Series A, 3.70%, 04/30/2030(b)	90,000	97,542
Southwestern Electric Power Co., Series N, 1.65%, 03/15/2026	70,000	69,736
Virginia Electric & Power Co., Series C, 2.75%, 03/15/2023	74,000	75,522
Xcel Energy, Inc.
3.30%, 06/01/2025	50,000	52,798
4.00%, 06/15/2028	55,000	61,332
		2,053,035
Electrical Equipment-0.61%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	45,000	44,166
Eaton Corp.
2.75%, 11/02/2022	61,000	62,194
3.10%, 09/15/2027	54,000	57,635
Emerson Electric Co.
0.88%, 10/15/2026	65,000	62,709
1.80%, 10/15/2027	65,000	65,036
		291,740
Electronic Equipment, Instruments & Components-1.23%
Amphenol Corp., 2.80%, 02/15/2030	70,000	72,815
Arrow Electronics, Inc.
3.25%, 09/08/2024	43,000	44,991
3.88%, 01/12/2028(b)	48,000	51,957
Avnet, Inc., 4.63%, 04/15/2026(b)	68,000	75,120

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Electronic Equipment, Instruments & Components-(continued)
Flex Ltd.
4.75%, 06/15/2025	$43,000	$47,047
4.88%, 06/15/2029	40,000	45,519
Jabil, Inc.
4.70%, 09/15/2022	38,000	39,139
3.95%, 01/12/2028	33,000	36,244
Keysight Technologies, Inc.
4.55%, 10/30/2024	20,000	21,787
4.60%, 04/06/2027	18,000	20,373
TD SYNNEX Corp.
1.75%, 08/09/2026(b)(c)	27,000	26,406
2.38%, 08/09/2028(c)	27,000	26,431
Teledyne Technologies, Inc., 2.75%, 04/01/2031	40,000	40,884
Trimble, Inc., 4.90%, 06/15/2028	33,000	37,870
		586,583
Energy Equipment & Services-0.81%
Halliburton Co.
3.80%, 11/15/2025(b)	43,000	46,581
2.92%, 03/01/2030(b)	50,000	51,148
Helmerich & Payne, Inc., 2.90%, 09/29/2031(c)	60,000	59,261
NOV, Inc., 3.60%, 12/01/2029(b)	58,000	59,662
Schlumberger Investment S.A.
3.65%, 12/01/2023	79,000	82,747
2.65%, 06/26/2030(b)	85,000	86,687
		386,086
Entertainment-0.80%
Activision Blizzard, Inc.
3.40%, 09/15/2026	38,000	40,754
1.35%, 09/15/2030	44,000	40,312
Electronic Arts, Inc., 1.85%, 02/15/2031	65,000	62,170
Walt Disney Co. (The)
1.75%, 08/30/2024(b)	114,000	115,993
2.65%, 01/13/2031(b)	120,000	124,700
		383,929
Equity REITs-6.04%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/2025	28,000	29,973
2.00%, 05/18/2032	30,000	28,984
American Assets Trust L.P., 3.38%, 02/01/2031	30,000	30,798
American Homes 4 Rent L.P., 4.25%, 02/15/2028	38,000	42,416
American Tower Corp.
3.50%, 01/31/2023	59,000	60,760
3.80%, 08/15/2029	53,000	57,581
AvalonBay Communities, Inc.
3.45%, 06/01/2025	40,000	42,642
2.30%, 03/01/2030(b)	45,000	45,460
Boston Properties L.P.
3.65%, 02/01/2026	40,000	43,060
3.25%, 01/30/2031	35,000	36,596
Brixmor Operating Partnership L.P.
3.85%, 02/01/2025	24,000	25,573
4.13%, 05/15/2029	30,000	33,529
Camden Property Trust, 2.80%, 05/15/2030	50,000	52,599
CBRE Services, Inc.
4.88%, 03/01/2026	40,000	45,011
2.50%, 04/01/2031	50,000	50,222
	Principal Amount	Value
Equity REITs-(continued)
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/2023	$50,000	$51,915
Corporate Office Properties L.P., 2.75%, 04/15/2031	40,000	40,165
Crown Castle International Corp., 3.65%, 09/01/2027	56,000	60,299
Digital Realty Trust L.P., 3.70%, 08/15/2027	78,000	85,131
Duke Realty L.P., 2.25%, 01/15/2032	50,000	49,039
EPR Properties, 3.75%, 08/15/2029	40,000	41,010
Equinix, Inc.
2.63%, 11/18/2024	40,000	41,282
3.20%, 11/18/2029	50,000	52,405
ERP Operating L.P.
2.85%, 11/01/2026	38,000	40,076
2.50%, 02/15/2030	40,000	41,156
Essex Portfolio L.P.
3.50%, 04/01/2025	30,000	31,873
3.00%, 01/15/2030	30,000	31,579
Extra Space Storage L.P., 2.35%, 03/15/2032	60,000	58,365
Federal Realty Investment Trust, 3.95%, 01/15/2024	50,000	52,745
Healthcare Trust of America Holdings L.P.
3.50%, 08/01/2026	21,000	22,577
2.00%, 03/15/2031	20,000	18,898
Healthpeak Properties, Inc.
3.25%, 07/15/2026	40,000	42,785
3.50%, 07/15/2029	38,000	41,445
Host Hotels & Resorts L.P.
Series E, 4.00%, 06/15/2025	40,000	42,473
Series H, 3.38%, 12/15/2029	39,000	40,051
Hudson Pacific Properties L.P., 4.65%, 04/01/2029	33,000	37,647
Invitation Homes Operating Partnership L.P., 2.00%, 08/15/2031	60,000	56,974
Kilroy Realty L.P., 3.05%, 02/15/2030	48,000	49,880
Kimco Realty Corp.
2.80%, 10/01/2026	30,000	31,533
2.25%, 12/01/2031	30,000	29,218
LifeStorage L.P., 3.50%, 07/01/2026	40,000	43,075
Mid-America Apartments L.P., 3.60%, 06/01/2027	54,000	58,668
Office Properties Income Trust, 4.50%, 02/01/2025	30,000	31,790
Omega Healthcare Investors, Inc.
5.25%, 01/15/2026	18,000	20,130
3.38%, 02/01/2031	30,000	30,252
Prologis L.P., 2.25%, 04/15/2030	92,000	93,093
Public Storage
1.50%, 11/09/2026	40,000	39,895
1.85%, 05/01/2028	40,000	39,947
Realty Income Corp.
4.65%, 08/01/2023	25,000	26,416
3.25%, 01/15/2031	30,000	32,289
Regency Centers L.P., 3.60%, 02/01/2027	47,000	50,865
Simon Property Group L.P.
2.00%, 09/13/2024	56,000	57,206
2.45%, 09/13/2029	66,000	67,017
SL Green Operating Partnership L.P., 3.25%, 10/15/2022	58,000	58,851
Spirit Realty L.P., 3.40%, 01/15/2030	43,000	45,314

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Equity REITs-(continued)
Sun Communities Operating L.P., 2.70%, 07/15/2031	$50,000	$50,140
UDR, Inc., 3.20%, 01/15/2030	50,000	53,340
Ventas Realty L.P.
3.50%, 02/01/2025	50,000	52,955
4.40%, 01/15/2029	44,000	49,866
W.P. Carey, Inc.
4.60%, 04/01/2024	29,000	30,976
2.40%, 02/01/2031	30,000	29,732
Welltower, Inc.
4.00%, 06/01/2025	51,000	55,020
3.10%, 01/15/2030	50,000	52,601
Weyerhaeuser Co., 7.38%, 03/15/2032	70,000	100,080
		2,885,243
Food & Staples Retailing-2.45%
Costco Wholesale Corp.
2.75%, 05/18/2024	99,000	103,193
1.60%, 04/20/2030	110,000	107,217
Kroger Co. (The)
2.65%, 10/15/2026	87,000	90,376
4.50%, 01/15/2029	75,000	86,649
Sysco Corp.
3.30%, 07/15/2026	65,000	69,140
5.95%, 04/01/2030(b)	50,000	62,775
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	99,000	105,313
3.20%, 04/15/2030(b)	110,000	116,218
Walmart, Inc.
3.40%, 06/26/2023	203,000	211,785
1.80%, 09/22/2031	220,000	217,749
		1,170,415
Food Products-2.71%
Archer-Daniels-Midland Co.
2.50%, 08/11/2026	70,000	73,187
3.25%, 03/27/2030	65,000	71,347
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	60,000	60,079
2.75%, 05/14/2031	55,000	55,651
Campbell Soup Co.
3.95%, 03/15/2025	40,000	43,020
4.15%, 03/15/2028	33,000	36,757
Conagra Brands, Inc.
4.30%, 05/01/2024	40,000	42,824
4.85%, 11/01/2028	30,000	34,887
Flowers Foods, Inc., 2.40%, 03/15/2031(b)	50,000	49,875
General Mills, Inc.
4.00%, 04/17/2025	50,000	54,098
4.20%, 04/17/2028	51,000	57,486
Hershey Co. (The), 2.30%, 08/15/2026	78,000	81,325
Hormel Foods Corp., 1.80%, 06/11/2030(b)	80,000	78,538
Ingredion, Inc.
3.20%, 10/01/2026	28,000	29,911
2.90%, 06/01/2030(b)	30,000	31,408
JM Smucker Co. (The)
3.50%, 03/15/2025	33,000	35,146
2.38%, 03/15/2030(b)	40,000	40,435
Kellogg Co.
3.25%, 04/01/2026	41,000	43,717
Series B, 7.45%, 04/01/2031	30,000	42,649
	Principal Amount	Value
Food Products-(continued)
McCormick & Co., Inc.
2.70%, 08/15/2022	$33,000	$33,432
3.40%, 08/15/2027	33,000	35,461
Mondelez International, Inc.
1.50%, 05/04/2025	70,000	70,180
2.75%, 04/13/2030(b)	70,000	72,641
Tyson Foods, Inc.
3.95%, 08/15/2024	56,000	59,641
3.55%, 06/02/2027	56,000	60,355
		1,294,050
Gas Utilities-0.21%
Atmos Energy Corp., 3.00%, 06/15/2027	51,000	54,038
National Fuel Gas Co.
3.75%, 03/01/2023	25,000	25,678
2.95%, 03/01/2031	20,000	20,267
		99,983
Health Care Equipment & Supplies-1.68%
Abbott Laboratories
3.75%, 11/30/2026	67,000	73,932
1.40%, 06/30/2030	80,000	77,066
Baxter International, Inc.
2.60%, 08/15/2026	44,000	45,671
1.73%, 04/01/2031	40,000	38,253
Becton, Dickinson and Co.
3.36%, 06/06/2024	50,000	52,500
3.70%, 06/06/2027(b)	50,000	54,174
Boston Scientific Corp.
3.45%, 03/01/2024	40,000	41,971
2.65%, 06/01/2030	40,000	40,760
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	40,000	42,621
DH Europe Finance II S.a.r.l.
2.20%, 11/15/2024	48,000	49,354
2.60%, 11/15/2029	56,000	58,422
Edwards Lifesciences Corp., 4.30%, 06/15/2028	47,000	53,342
Stryker Corp.
3.50%, 03/15/2026(b)	44,000	47,293
1.95%, 06/15/2030	50,000	49,203
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/2025	33,000	35,052
3.55%, 03/20/2030	40,000	43,560
		803,174
Health Care Providers & Services-4.14%
AmerisourceBergen Corp.
3.25%, 03/01/2025	90,000	94,866
2.70%, 03/15/2031	100,000	101,481
Anthem, Inc.
2.38%, 01/15/2025	90,000	92,725
3.65%, 12/01/2027	85,000	92,706
Cardinal Health, Inc.
3.08%, 06/15/2024	90,000	93,851
3.41%, 06/15/2027(b)	89,000	95,645
Cigna Corp.
4.13%, 11/15/2025	70,000	76,501
4.38%, 10/15/2028	64,000	72,692
CVS Health Corp.
3.88%, 07/20/2025	120,000	129,435
4.30%, 03/25/2028	120,000	135,253

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-(continued)
HCA, Inc.
5.00%, 03/15/2024	$65,000	$70,197
4.13%, 06/15/2029	70,000	77,131
Humana, Inc.
3.15%, 12/01/2022	60,000	61,180
2.15%, 02/03/2032	65,000	62,738
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	33,000	35,041
2.95%, 12/01/2029	30,000	31,359
McKesson Corp., 3.80%, 03/15/2024	210,000	221,628
Quest Diagnostics, Inc.
3.50%, 03/30/2025	30,000	31,945
2.95%, 06/30/2030	35,000	36,605
UnitedHealth Group, Inc.
3.75%, 07/15/2025	134,000	145,501
2.00%, 05/15/2030(b)	150,000	149,122
Universal Health Services, Inc.
1.65%, 09/01/2026(b)(c)	36,000	35,358
2.65%, 10/15/2030(c)	35,000	33,996
		1,976,956
Hotels, Restaurants & Leisure-1.72%
Booking Holdings, Inc.
3.65%, 03/15/2025	50,000	53,381
4.63%, 04/13/2030	45,000	52,736
Darden Restaurants, Inc., 3.85%, 05/01/2027(b)	64,000	69,362
Expedia Group, Inc.
5.00%, 02/15/2026	30,000	33,605
3.80%, 02/15/2028	38,000	40,945
Las Vegas Sands Corp.
3.20%, 08/08/2024	71,000	72,460
3.90%, 08/08/2029(b)	70,000	70,806
Marriott International, Inc.
Series FF, 4.63%, 06/15/2030	40,000	45,083
Series R, 3.13%, 06/15/2026	45,000	47,163
McDonald’s Corp.
3.70%, 01/30/2026	86,000	93,028
3.80%, 04/01/2028	90,000	99,786
Starbucks Corp.
3.80%, 08/15/2025	66,000	71,390
2.55%, 11/15/2030	70,000	71,496
		821,241
Household Durables-1.09%
D.R. Horton, Inc.
2.50%, 10/15/2024	35,000	36,327
1.40%, 10/15/2027(b)	40,000	38,676
Leggett & Platt, Inc., 3.50%, 11/15/2027	50,000	53,696
Lennar Corp.
4.50%, 04/30/2024	40,000	42,724
4.75%, 11/29/2027(b)	40,000	45,511
Mohawk Industries, Inc.
3.85%, 02/01/2023(b)	36,000	36,992
3.63%, 05/15/2030	35,000	37,941
NVR, Inc.
3.95%, 09/15/2022	30,000	30,533
3.00%, 05/15/2030	30,000	31,289
PulteGroup, Inc., 5.50%, 03/01/2026	60,000	68,488
Whirlpool Corp., 4.75%, 02/26/2029(b)	84,000	97,771
		519,948
	Principal Amount	Value
Household Products-1.30%
Clorox Co. (The)
3.05%, 09/15/2022	$37,000	$37,485
3.90%, 05/15/2028(b)	35,000	39,679
Colgate-Palmolive Co., 3.25%, 03/15/2024	120,000	126,680
Kimberly-Clark Corp., 3.20%, 04/25/2029	117,000	127,277
Procter & Gamble Co. (The)
2.15%, 08/11/2022	140,000	141,776
3.00%, 03/25/2030	135,000	147,066
		619,963
Independent Power and Renewable Electricity Producers-0.11%
DTE Electric Co., Series C, 2.63%, 03/01/2031(b)	50,000	51,789
Industrial Conglomerates-1.16%
3M Co.
3.25%, 02/14/2024	84,000	88,250
2.88%, 10/15/2027	83,000	88,538
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/2025	130,000	140,594
Honeywell International, Inc.
2.50%, 11/01/2026(b)	78,000	81,663
1.75%, 09/01/2031	90,000	87,383
Roper Technologies, Inc.
1.00%, 09/15/2025	30,000	29,328
1.75%, 02/15/2031	40,000	37,358
		553,114
Insurance-6.03%
Aflac, Inc.
3.63%, 11/15/2024	66,000	70,830
3.60%, 04/01/2030	65,000	72,122
Alleghany Corp., 3.63%, 05/15/2030	55,000	59,901
Allstate Corp. (The)
3.15%, 06/15/2023	66,000	68,600
3.28%, 12/15/2026(b)	66,000	71,104
American International Group, Inc.
3.90%, 04/01/2026	104,000	113,504
3.40%, 06/30/2030	100,000	108,256
Aon Corp., 2.80%, 05/15/2030	40,000	41,053
Aon PLC, 3.88%, 12/15/2025	40,000	43,513
Brighthouse Financial, Inc., 3.70%, 06/22/2027(b)	117,000	126,400
Brown & Brown, Inc.
4.20%, 09/15/2024	21,000	22,520
2.38%, 03/15/2031	20,000	19,789
Chubb INA Holdings, Inc.
3.35%, 05/03/2026	75,000	80,868
1.38%, 09/15/2030(b)	90,000	84,260
CNA Financial Corp.
3.95%, 05/15/2024	47,000	49,960
3.90%, 05/01/2029	43,000	47,900
CNO Financial Group, Inc.
5.25%, 05/30/2025	30,000	33,478
5.25%, 05/30/2029	28,000	32,386
Fidelity National Financial, Inc., 3.40%, 06/15/2030	70,000	74,421
First American Financial Corp., 2.40%, 08/15/2031	60,000	58,466
Globe Life, Inc., 4.55%, 09/15/2028	56,000	64,312
Hartford Financial Services Group, Inc. (The), 2.80%, 08/19/2029(b)	114,000	118,745

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Insurance-(continued)
Lincoln National Corp.
4.00%, 09/01/2023	$71,000	$74,811
3.80%, 03/01/2028(b)	66,000	73,205
Loews Corp.
3.75%, 04/01/2026	48,000	52,264
3.20%, 05/15/2030	50,000	53,648
Marsh & McLennan Cos., Inc.
3.88%, 03/15/2024	54,000	57,387
4.38%, 03/15/2029	48,000	54,771
MetLife, Inc.
3.60%, 04/10/2024	109,000	115,577
4.55%, 03/23/2030	105,000	124,199
Old Republic International Corp., 3.88%, 08/26/2026	64,000	70,119
Primerica, Inc., 2.80%, 11/19/2031	40,000	40,510
Principal Financial Group, Inc., 3.70%, 05/15/2029	132,000	146,591
Progressive Corp. (The), 2.45%, 01/15/2027	123,000	128,577
Prudential Financial, Inc.
1.50%, 03/10/2026(b)	130,000	130,550
2.10%, 03/10/2030	125,000	126,524
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	84,000	93,546
Willis North America, Inc.
3.60%, 05/15/2024	32,000	33,760
2.95%, 09/15/2029	40,000	41,508
		2,879,935
Interactive Media & Services-0.66%
Alphabet, Inc.
2.00%, 08/15/2026	152,000	156,645
1.10%, 08/15/2030(b)	170,000	159,043
		315,688
Internet & Direct Marketing Retail-0.80%
Amazon.com, Inc.
1.00%, 05/12/2026(b)	155,000	153,331
3.15%, 08/22/2027	135,000	145,504
eBay, Inc.
1.90%, 03/11/2025	40,000	40,544
3.60%, 06/05/2027	40,000	43,478
		382,857
IT Services-2.80%
Amdocs Ltd., 2.54%, 06/15/2030	50,000	50,087
Automatic Data Processing, Inc.
3.38%, 09/15/2025	56,000	60,200
1.25%, 09/01/2030	60,000	56,878
Broadridge Financial Solutions, Inc.
3.40%, 06/27/2026	25,000	26,831
2.60%, 05/01/2031	30,000	30,317
DXC Technology Co.
1.80%, 09/15/2026	44,000	43,290
2.38%, 09/15/2028	43,000	42,113
Fidelity National Information Services, Inc.
1.15%, 03/01/2026	50,000	48,844
3.75%, 05/21/2029	50,000	54,864
Fiserv, Inc.
2.75%, 07/01/2024	49,000	50,768
3.50%, 07/01/2029	38,000	40,604
	Principal Amount	Value
IT Services-(continued)
Global Payments, Inc.
2.65%, 02/15/2025	$30,000	$30,930
3.20%, 08/15/2029	23,000	23,843
International Business Machines Corp.
3.00%, 05/15/2024	142,000	148,693
3.50%, 05/15/2029	135,000	146,871
Mastercard, Inc.
3.38%, 04/01/2024	63,000	66,615
3.35%, 03/26/2030	55,000	60,805
PayPal Holdings, Inc.
2.40%, 10/01/2024	45,000	46,568
2.85%, 10/01/2029	45,000	47,401
VeriSign, Inc.
5.25%, 04/01/2025	20,000	22,147
2.70%, 06/15/2031	20,000	20,215
Visa, Inc.
3.15%, 12/14/2025	71,000	76,048
1.90%, 04/15/2027	75,000	76,291
Western Union Co. (The), 1.35%, 03/15/2026	70,000	68,578
		1,339,801
Leisure Products-0.23%
Brunswick Corp., 2.40%, 08/18/2031	50,000	48,070
Hasbro, Inc.
3.55%, 11/19/2026	30,000	32,267
3.90%, 11/19/2029(b)	28,000	30,824
		111,161
Life Sciences Tools & Services-0.57%
Agilent Technologies, Inc.
3.88%, 07/15/2023	28,000	29,218
2.30%, 03/12/2031	30,000	29,754
Illumina, Inc., 2.55%, 03/23/2031	50,000	50,236
PerkinElmer, Inc., 3.30%, 09/15/2029	33,000	34,955
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	61,000	64,490
2.00%, 10/15/2031	65,000	63,709
		272,362
Machinery-2.13%
Caterpillar Financial Services Corp., 0.80%, 11/13/2025(b)	90,000	88,406
Caterpillar, Inc., 2.60%, 04/09/2030	90,000	94,413
Cummins, Inc.
3.65%, 10/01/2023	56,000	58,593
1.50%, 09/01/2030	60,000	57,074
Flowserve Corp., 3.50%, 10/01/2030	45,000	46,889
Fortive Corp., 3.15%, 06/15/2026	58,000	61,928
IDEX Corp., 3.00%, 05/01/2030	40,000	41,961
Illinois Tool Works, Inc., 2.65%, 11/15/2026	108,000	113,445
John Deere Capital Corp.
3.45%, 03/13/2025	71,000	76,193
2.80%, 07/18/2029	70,000	74,307
Otis Worldwide Corp.
2.06%, 04/05/2025	40,000	40,764
2.57%, 02/15/2030	40,000	40,946
Parker-Hannifin Corp.
2.70%, 06/14/2024	38,000	39,512
3.25%, 06/14/2029	37,000	39,443
Stanley Black & Decker, Inc.
3.40%, 03/01/2026	40,000	42,939
2.30%, 03/15/2030	50,000	51,123

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Machinery-(continued)
Xylem, Inc.
3.25%, 11/01/2026	$25,000	$26,838
2.25%, 01/30/2031	25,000	25,151
		1,019,925
Marine-0.07%
Kirby Corp., 4.20%, 03/01/2028(b)	33,000	35,837
Media-1.60%
Comcast Corp.
3.70%, 04/15/2024	134,000	142,223
4.15%, 10/15/2028	127,000	143,990
Discovery Communications LLC
2.95%, 03/20/2023	48,000	49,265
3.95%, 03/20/2028	38,000	41,493
Fox Corp.
4.03%, 01/25/2024	45,000	47,668
4.71%, 01/25/2029	40,000	45,761
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	70,000	82,177
Omnicom Group, Inc., 4.20%, 06/01/2030	40,000	45,007
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	48,000	51,478
ViacomCBS, Inc.
4.75%, 05/15/2025	50,000	55,209
4.95%, 01/15/2031(b)	50,000	59,262
		763,533
Metals & Mining-0.68%
Newmont Corp., 2.25%, 10/01/2030	95,000	92,995
Nucor Corp.
4.13%, 09/15/2022	47,000	47,947
3.95%, 05/01/2028	49,000	54,690
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023	31,000	32,235
2.15%, 08/15/2030	35,000	34,334
Steel Dynamics, Inc., 3.45%, 04/15/2030	61,000	65,119
		327,320
Multiline Retail-1.08%
Dollar General Corp.
3.25%, 04/15/2023	44,000	45,206
3.50%, 04/03/2030	50,000	54,482
Dollar Tree, Inc.
3.70%, 05/15/2023	43,000	44,694
4.00%, 05/15/2025	45,000	48,532
4.20%, 05/15/2028(b)	42,000	47,056
Kohl’s Corp., 3.38%, 05/01/2031(b)	100,000	102,940
Target Corp.
2.25%, 04/15/2025	85,000	87,714
3.38%, 04/15/2029	80,000	87,904
		518,528
Multi-Utilities-1.37%
Ameren Corp., 3.50%, 01/15/2031(b)	80,000	87,387
Black Hills Corp., 4.25%, 11/30/2023	43,000	45,404
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	80,000	84,509
DTE Energy Co., Series F, 1.05%, 06/01/2025	50,000	49,185
NiSource, Inc.
0.95%, 08/15/2025	40,000	39,052
3.49%, 05/15/2027	33,000	35,443
	Principal Amount	Value
Multi-Utilities-(continued)
Public Service Enterprise Group, Inc.
2.88%, 06/15/2024	$50,000	$52,049
2.45%, 11/15/2031	55,000	54,393
Sempra Energy
2.90%, 02/01/2023(b)	55,000	56,256
3.40%, 02/01/2028	51,000	54,380
WEC Energy Group, Inc.
0.55%, 09/15/2023	48,000	47,657
1.38%, 10/15/2027	50,000	48,364
		654,079
Oil, Gas & Consumable Fuels-5.33%
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025	30,000	33,446
5.13%, 06/30/2027	35,000	39,676
Chevron Corp.
2.95%, 05/16/2026	157,000	166,654
2.24%, 05/11/2030	165,000	167,413
ConocoPhillips
4.95%, 03/15/2026(b)	70,000	79,188
6.95%, 04/15/2029(b)	60,000	79,027
Coterra Energy, Inc.
4.38%, 06/01/2024(c)	11,000	11,703
3.90%, 05/15/2027(c)	13,000	14,116
Devon Energy Corp., 7.88%, 09/30/2031	40,000	56,691
Diamondback Energy, Inc.
2.88%, 12/01/2024	25,000	25,967
3.50%, 12/01/2029	25,000	26,263
Enable Midstream Partners L.P.
3.90%, 05/15/2024	40,000	42,033
4.40%, 03/15/2027	45,000	48,710
EOG Resources, Inc.
2.63%, 03/15/2023	51,000	51,982
4.38%, 04/15/2030(b)	50,000	57,600
Exxon Mobil Corp.
3.04%, 03/01/2026	201,000	213,447
2.61%, 10/15/2030(b)	205,000	212,346
HollyFrontier Corp., 5.88%, 04/01/2026	71,000	80,163
Kinder Morgan, Inc.
4.30%, 06/01/2025	74,000	80,255
4.30%, 03/01/2028(b)	75,000	83,338
Marathon Oil Corp., 4.40%, 07/15/2027(b)	68,000	74,492
Marathon Petroleum Corp.
4.70%, 05/01/2025	80,000	87,659
5.13%, 12/15/2026	76,000	86,466
ONEOK Partners L.P., 3.38%, 10/01/2022	49,000	49,734
ONEOK, Inc., 4.55%, 07/15/2028	51,000	57,039
Ovintiv Exploration, Inc., 5.63%, 07/01/2024	25,000	27,302
Ovintiv, Inc., 7.38%, 11/01/2031	20,000	25,734
Phillips 66
4.30%, 04/01/2022	93,000	94,125
3.90%, 03/15/2028	89,000	97,090
Pioneer Natural Resources Co.
4.45%, 01/15/2026	30,000	33,071
1.90%, 08/15/2030	40,000	37,923
Valero Energy Corp.
3.40%, 09/15/2026	88,000	93,423
4.00%, 04/01/2029(b)	87,000	94,624

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Williams Cos., Inc. (The)
3.60%, 03/15/2022	$59,000	$59,215
3.75%, 06/15/2027	55,000	59,608
		2,547,523
Personal Products-0.18%
Estee Lauder Cos., Inc. (The)
2.00%, 12/01/2024	40,000	41,094
2.38%, 12/01/2029	43,000	44,246
		85,340
Pharmaceuticals-2.97%
Bristol-Myers Squibb Co.
2.90%, 07/26/2024	75,000	78,576
3.40%, 07/26/2029	79,000	86,715
Eli Lilly and Co.
2.35%, 05/15/2022	81,000	81,733
3.38%, 03/15/2029	76,000	83,715
Johnson & Johnson
2.45%, 03/01/2026	158,000	164,756
1.30%, 09/01/2030(b)	180,000	171,791
Merck & Co., Inc.
2.75%, 02/10/2025(b)	119,000	124,353
3.40%, 03/07/2029	115,000	126,363
Pfizer, Inc.
3.20%, 09/15/2023	140,000	146,244
3.00%, 12/15/2026(b)	133,000	142,868
Royalty Pharma PLC, 2.15%, 09/02/2031(b)	50,000	47,635
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	43,000	46,292
Viatris, Inc., 2.70%, 06/22/2030	50,000	50,011
Zoetis, Inc.
3.25%, 02/01/2023	33,000	33,723
3.00%, 09/12/2027	35,000	36,736
		1,421,511
Professional Services-0.22%
Equifax, Inc.
2.60%, 12/01/2024	28,000	29,067
2.35%, 09/15/2031	30,000	29,564
Verisk Analytics, Inc.
4.00%, 06/15/2025	20,000	21,697
4.13%, 03/15/2029	20,000	22,567
		102,895
Road & Rail-1.14%
CSX Corp.
2.60%, 11/01/2026	55,000	57,905
3.25%, 06/01/2027	52,000	55,919
J.B. Hunt Transport Services, Inc., 3.88%, 03/01/2026	60,000	65,271
Norfolk Southern Corp.
2.90%, 06/15/2026(b)	53,000	55,911
3.80%, 08/01/2028	55,000	61,241
Ryder System, Inc., 3.65%, 03/18/2024	66,000	69,765
Union Pacific Corp.
4.16%, 07/15/2022	84,000	85,092
3.95%, 09/10/2028	84,000	94,241
		545,345
Semiconductors & Semiconductor Equipment-2.97%
Applied Materials, Inc.
3.90%, 10/01/2025	50,000	54,826
3.30%, 04/01/2027	45,000	48,877
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	$68,000	$73,285
Broadcom, Inc., 3.15%, 11/15/2025	70,000	73,524
Intel Corp.
3.70%, 07/29/2025	130,000	140,873
2.45%, 11/15/2029	142,000	146,176
KLA Corp.
4.65%, 11/01/2024	43,000	46,894
4.10%, 03/15/2029(b)	42,000	47,791
Lam Research Corp.
3.75%, 03/15/2026	35,000	38,312
4.00%, 03/15/2029	33,000	37,303
Marvell Technology, Inc.
1.65%, 04/15/2026	20,000	19,892
2.95%, 04/15/2031	20,000	20,460
Maxim Integrated Products, Inc., 3.45%, 06/15/2027	81,000	88,228
Micron Technology, Inc.
4.98%, 02/06/2026	70,000	78,309
4.19%, 02/15/2027	71,000	77,826
NVIDIA Corp.
3.20%, 09/16/2026	42,000	45,457
2.85%, 04/01/2030	42,000	44,678
QUALCOMM, Inc.
3.00%, 05/20/2022	90,000	91,145
3.25%, 05/20/2027	85,000	91,765
Texas Instruments, Inc.
1.38%, 03/12/2025	75,000	75,770
2.25%, 09/04/2029	76,000	78,688
		1,420,079
Software-2.24%
Adobe, Inc.
3.25%, 02/01/2025	43,000	45,588
2.30%, 02/01/2030	40,000	40,837
Autodesk, Inc., 3.50%, 06/15/2027	33,000	35,661
Citrix Systems, Inc.
1.25%, 03/01/2026	20,000	19,402
3.30%, 03/01/2030(b)	20,000	20,263
Fortinet, Inc.
1.00%, 03/15/2026	16,000	15,585
2.20%, 03/15/2031	16,000	15,733
Intuit, Inc.
0.95%, 07/15/2025(b)	40,000	39,560
1.65%, 07/15/2030	40,000	38,747
Microsoft Corp.
3.13%, 11/03/2025	180,000	192,268
3.30%, 02/06/2027	180,000	195,430
Oracle Corp.
2.50%, 04/01/2025	110,000	113,523
2.88%, 03/25/2031	100,000	102,435
salesforce.com, inc.
3.25%, 04/11/2023	43,000	44,421
3.70%, 04/11/2028	32,000	35,741
ServiceNow, Inc., 1.40%, 09/01/2030	35,000	32,695
VMware, Inc.
2.95%, 08/21/2022	34,000	34,484
3.90%, 08/21/2027	43,000	46,919
		1,069,292
Specialty Retail-2.85%
AutoNation, Inc., 4.75%, 06/01/2030	80,000	92,679

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Specialty Retail-(continued)
AutoZone, Inc.
3.13%, 07/15/2023	$36,000	$37,190
4.00%, 04/15/2030	35,000	39,190
Best Buy Co., Inc., 1.95%, 10/01/2030	125,000	120,241
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	76,000	88,839
5.30%, 10/01/2029	80,000	94,917
Home Depot, Inc. (The)
2.63%, 06/01/2022	131,000	132,195
2.95%, 06/15/2029	123,000	131,632
Leidos, Inc.
3.63%, 05/15/2025(b)	30,000	32,043
2.30%, 02/15/2031	40,000	38,816
Lowe’s Cos., Inc.
2.50%, 04/15/2026	79,000	82,163
2.63%, 04/01/2031	90,000	92,221
O’Reilly Automotive, Inc.
3.55%, 03/15/2026	40,000	43,238
3.60%, 09/01/2027	39,000	42,642
Ross Stores, Inc.
4.60%, 04/15/2025	37,000	40,704
1.88%, 04/15/2031	50,000	48,176
TJX Cos., Inc. (The)
2.25%, 09/15/2026	70,000	72,340
1.60%, 05/15/2031(b)	75,000	72,194
Tractor Supply Co., 1.75%, 11/01/2030	65,000	61,359
		1,362,779
Technology Hardware, Storage & Peripherals-1.69%
Apple, Inc.
2.40%, 05/03/2023	226,000	231,594
1.65%, 02/08/2031(b)	260,000	252,666
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	108,000	120,262
HP, Inc.
2.20%, 06/17/2025	70,000	71,648
3.00%, 06/17/2027	65,000	68,511
NetApp, Inc.
1.88%, 06/22/2025	35,000	35,532
2.70%, 06/22/2030	25,000	25,364
		805,577
Textiles, Apparel & Luxury Goods-0.79%
NIKE, Inc.
2.40%, 03/27/2025	75,000	78,138
2.85%, 03/27/2030	70,000	74,556
Ralph Lauren Corp., 2.95%, 06/15/2030	60,000	62,758
Tapestry, Inc.
4.25%, 04/01/2025	35,000	38,060
4.13%, 07/15/2027(b)	30,000	32,567
VF Corp.
2.40%, 04/23/2025(b)	45,000	46,467
2.95%, 04/23/2030	45,000	46,926
		379,472
	Principal Amount	Value
Tobacco-0.97%
Altria Group, Inc.
2.85%, 08/09/2022	$106,000	$107,649
4.80%, 02/14/2029	95,000	107,669
Philip Morris International, Inc.
3.25%, 11/10/2024	116,000	123,247
3.38%, 08/15/2029(b)	117,000	127,490
		466,055
Trading Companies & Distributors-0.15%
WW Grainger, Inc., 1.85%, 02/15/2025	72,000	73,545
Water Utilities-0.23%
American Water Capital Corp.
3.40%, 03/01/2025	32,000	34,004
3.75%, 09/01/2028	30,000	33,213
Essential Utilities, Inc., 2.70%, 04/15/2030	40,000	40,854
		108,071
Wireless Telecommunication Services-0.36%
T-Mobile USA, Inc.
3.50%, 04/15/2025	80,000	84,797
3.88%, 04/15/2030	80,000	87,068
		171,865
Total U.S. Dollar Denominated Bonds & Notes (Cost $46,585,142)		47,605,659
	Shares
Money Market Funds-0.19%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $92,097)	92,097	92,097
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.81% (Cost $46,677,239)		47,697,756
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.00%
Invesco Private Government Fund, 0.02%(d)(e)(f)	1,975,585	1,975,585
Invesco Private Prime Fund, 0.11%(d)(e)(f)	4,712,819	4,714,232
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,690,217)		6,689,817
TOTAL INVESTMENTS IN SECURITIES-113.81% (Cost $53,367,456)		54,387,573
OTHER ASSETS LESS LIABILITIES-(13.81)%		(6,598,498)
NET ASSETS-100.00%		$47,789,075

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2021
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $207,271, which represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$555,106	$1,171,462	$(1,634,471)	$-	$-	$92,097	$13
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,828,768	2,245,049	(2,098,232)	-	-	1,975,585	106*
Invesco Private Prime Fund	4,267,126	3,903,480	(3,455,829)	(400)	(145)	4,714,232	1,292*
Total	$6,651,000	$7,319,991	$(7,188,532)	$(400)	$(145)	$6,781,914	$1,411

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco National AMT-Free Municipal Bond ETF (PZA)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.05%
Alabama-0.85%
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 A, RB	5.00%	07/01/2048	$3,000	$3,557,801
Birmingham (City of), AL Water Works Board, Series 2015 A, Ref. RB(a)(b)	5.00%	01/01/2025	1,000	1,141,398
Jasper (City of), AL, Series 2014, GO Wts.(a)(b)	5.00%	03/01/2024	4,000	4,419,078
Jefferson (County of), AL, Series 2013 A, Revenue Wts., (INS - AGM)(c)	5.50%	10/01/2053	5,000	5,535,136
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority, Series 2021 A, Ref. RB	4.00%	02/01/2046	5,000	5,838,059
Tuscaloosa (City of), AL Board of Education, Series 2016, Revenue Wts.(a)(b)	5.00%	08/01/2026	1,000	1,204,957
				21,696,429
Arizona-1.93%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital), Series 2014, Ref. RB	5.00%	12/01/2042	65	73,011
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020, RB	3.00%	02/01/2045	2,000	2,129,899
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020, RB	4.00%	02/01/2050	1,000	1,154,823
Arizona (State of) Industrial Development Authority (Social Bonds), Series 2020 A, RB	4.00%	11/01/2050	2,000	2,288,186
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 E, RB	3.00%	01/01/2049	3,355	3,583,626
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 F, RB	3.00%	01/01/2049	2,000	2,136,290
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 A, RB	3.00%	09/01/2051	6,250	6,489,154
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 A, RB	4.00%	09/01/2051	2,625	3,029,504
Phoenix (City of), AZ Industrial Development Authority (Downtown Phoenix Student Housing, LLC- Arizona State University), Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	1,179,372
Phoenix Civic Improvement Corp., Series 2015 A, RB	5.00%	07/01/2045	2,000	2,290,438
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2045	5,000	6,081,984
Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2049	5,000	6,178,117
Phoenix Civic Improvement Corp., Series 2020, RB	5.00%	07/01/2044	5,000	6,420,104
Queen Creek (Town of), AZ, Series 2020, RB	4.00%	08/01/2045	1,250	1,484,129
University of Arizona (The), Series 2020, Ref. RB	4.00%	08/01/2044	4,000	4,718,672
				49,237,309
Arkansas-0.35%
University of Arkansas, Series 2021 A, RB	5.00%	12/01/2045	5,000	6,452,166
University of Arkansas (Fayetteville Campus), Series 2017, RB	5.00%	11/01/2047	2,000	2,455,487
				8,907,653
California-16.72%
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(c)	5.00%	10/01/2036	1,000	1,188,247
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(c)	5.00%	10/01/2037	940	1,115,975
Bay Area Toll Authority, Series 2019 H, Ref. RB	5.00%	04/01/2049	4,000	4,963,080
Bay Area Toll Authority (San Francisco Bay Area), Series 2014 S-6, RB(a)(b)	5.00%	10/01/2024	2,500	2,828,181
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	5,000	5,736,643
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	2,500	2,885,362
Beaumont (City of), CA Public Improvement Authority, Series 2018 A, RB, (INS - AGM)(c)	5.00%	09/01/2049	1,000	1,177,991
California (State of), Series 2014, GO Bonds	5.00%	10/01/2039	5,000	5,605,368
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	3,000	3,552,073
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2038	1,000	1,140,436
California (State of), Series 2019, GO Bonds	5.00%	04/01/2045	4,000	5,012,870
California (State of), Series 2019, GO Bonds	5.00%	04/01/2049	1,000	1,248,633
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2039	4,500	5,765,064
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2041	5,500	7,244,308
California (State of) (Green Bonds), Series 2014, GO Bonds	5.00%	10/01/2037	3,500	3,930,066
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB	5.00%	10/01/2046	1,000	1,159,798
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB	5.00%	10/01/2049	1,000	1,159,339
California (State of) Educational Facilities Authority (Stanford University), Series 2007 T-1, RB	5.00%	03/15/2039	5,000	7,335,911
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2049	4,000	6,344,374
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2035	1,000	1,193,764
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County), Series 2021, Ref. RB	2.13%	11/01/2041	5,000	4,777,400
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.00%	02/01/2042	3,000	3,361,568
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2042	$2,250	$2,711,737
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Series 2017 A-2, RB	5.00%	11/01/2047	3,500	5,362,643
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	4.00%	06/01/2050	3,860	4,454,008
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	7,360	8,632,905
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	1,930	2,406,958
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	4,000	4,477,871
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2042	1,715	2,052,580
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	2,500	2,975,430
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2041	1,000	1,168,838
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	6,000	7,316,066
California (State of) Municipal Finance Authority (Pomona College), Series 2017, Ref. RB(a)(b)	5.00%	01/01/2028	1,000	1,250,757
California (State of) Municipal Finance Authority (University of La Verne), Series 2017 A, Ref. RB	5.00%	06/01/2043	1,750	2,086,661
California (State of) Public Works Board, Series 2014 B, RB	5.00%	10/01/2039	1,500	1,676,668
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	4.00%	12/01/2057	500	522,137
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2038	2,500	3,052,177
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	6,080	7,397,698
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2047	11,310	13,701,192
Centinela Valley Union High School District (Election of 2010), Series 2012 B, GO Bonds(d)	5.00%	08/01/2050	600	619,030
Chino Valley Unified School District, Series 2020 B, GO Bonds	4.00%	08/01/2045	2,500	2,963,827
Chino Valley Unified School District, Series 2020 B, GO Bonds	3.38%	08/01/2050	7,500	8,160,676
El Dorado Irrigation District, Series 2014 A, Ref. RB(a)(b)	5.00%	03/01/2024	3,000	3,318,743
El Dorado Irrigation District, Series 2014 A, Ref. RB(a)(b)	5.25%	03/01/2024	3,500	3,891,461
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	3,000	3,312,287
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(c)	5.00%	09/01/2044	6,000	6,560,725
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	10,000	11,412,202
Livermore Valley Joint Unified School District (Measure J), Series 2019, GO Bonds	4.00%	08/01/2046	7,000	7,890,910
Livermore Valley Joint Unified School District (Measure J), Series 2021, GO Bonds	4.00%	08/01/2047	3,000	3,484,075
Long Beach Unified School District (Election of 2016), Series 2019 B, GO Bonds	3.00%	08/01/2050	1,270	1,344,036
Los Angeles (City of), CA (Green Bonds), Series 2015 A, RB	5.00%	06/01/2044	1,000	1,143,776
Los Angeles (City of), CA (Green Bonds), Series 2015 C, Ref. RB	5.00%	06/01/2045	1,500	1,713,431
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	1,500	1,840,056
Los Angeles (City of), CA Department of Water & Power, Series 2012 B, RB	5.00%	07/01/2043	8,000	8,217,788
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	2,360	2,991,269
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2049	9,000	11,339,559
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2037	1,000	1,311,553
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2038	1,000	1,309,241
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2039	1,000	1,306,676
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2036	5,000	6,081,706
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2037	3,750	4,551,078
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2037	19,000	24,900,847
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2039	2,250	2,538,024
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2044	1,000	1,124,832
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	11,400	13,132,095
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB(a)	5.00%	12/01/2051	4,400	5,444,707
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2038	1,000	1,199,954
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2039	1,000	1,199,330
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2040	1,000	1,196,401
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	1,000	1,184,193
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	5.00%	07/01/2040	1,610	1,835,234
Madera Unified School District (Election of 2014), Series 2017, GO Bonds	4.00%	08/01/2046	5,000	5,756,467
Manhattan Beach Unified School District, Series 2020 B, GO Bonds	4.00%	09/01/2045	5,635	6,750,556
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	3,000	3,405,475
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	1,000	1,274,025
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	2,000	2,286,679
Napa Valley Unified School District, Series 2019 C, GO Bonds, (INS - AGM)(c)	4.00%	08/01/2044	3,000	3,405,374
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Natomas Unified School District, Series 2020 A, GO Bonds, (INS - AGM)(c)	4.00%	08/01/2049	$3,885	$4,373,753
Norman Y Mineta San Jose International Airport SJC, Series 2017 B, Ref. RB	5.00%	03/01/2042	1,300	1,565,801
Norman Y Mineta San Jose International Airport SJC, Series 2017 B, Ref. RB	5.00%	03/01/2047	5,000	6,008,047
Oxnard School District (Election of 2016), Series 2017 A, GO Bonds, (INS - BAM)(c)	5.00%	08/01/2045	5,000	6,083,530
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGM)(c)	4.00%	09/01/2048	7,500	8,774,941
Sacramento (County of), CA, Series 2016 A, Ref. RB	5.00%	07/01/2041	2,400	2,830,201
Sacramento (County of), CA, Series 2016 B, Ref. RB	5.00%	07/01/2041	2,250	2,648,891
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	5,600	7,238,444
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	6,620	7,741,983
San Diego Unified School District, Series 2020 M-2, GO Bonds	5.00%	07/01/2022	490	503,806
San Diego Unified School District, Series 2020 M-2, GO Bonds	4.00%	07/01/2050	17,800	21,055,686
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	5,000	5,753,022
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2047	4,165	5,038,867
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2014 B, RB	5.00%	05/01/2044	2,000	2,205,521
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	2,000	2,415,831
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	4,000	4,617,021
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2045	2,000	2,507,268
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	9,500	11,161,888
University of California, Series 2018 O, Ref. RB	5.00%	05/15/2043	1,500	1,850,124
				425,745,700
Colorado-3.70%
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2047	2,000	2,400,953
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	4.00%	11/15/2046	7,500	8,969,747
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	4.00%	11/15/2050	20,000	23,752,364
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	3.00%	11/15/2051	15,000	15,938,874
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)), Series 2017, Ref. RB(a)(b)	5.00%	06/01/2027	1,750	2,137,014
Colorado (State of) Health Facilities Authority (Parkview Medical Center), Series 2020 A, RB	4.00%	09/01/2050	2,800	3,249,720
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2042	1,000	1,167,417
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2044	750	872,236
Denver (City & County of), CO, Series 2021 A, RB	4.00%	08/01/2051	1,000	1,187,206
Denver (City & County of), CO Board of Water Commissioners (Green Bonds), Series 2017 A, RB	5.00%	09/15/2047	5,000	6,055,317
Denver City & County School District No. 1, Series 2021, GO Bonds	3.00%	12/01/2043	3,970	4,379,189
Denver City & County School District No. 1, Series 2021, GO Bonds	4.00%	12/01/2045	2,000	2,397,241
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2040	2,725	3,037,958
Loveland (City of), CO Electric & Communications Enterprise, Series 2019 A, RB	5.00%	12/01/2044	5,000	6,148,904
Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	4.00%	11/01/2040	1,000	1,199,591
Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	2.00%	11/01/2041	1,000	968,248
Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	2.25%	11/01/2045	1,000	996,528
Weld County School District No. Re-5J, Series 2021, GO Bonds	4.00%	12/01/2045	4,000	4,794,481
Weld County School District Re-2, Series 2019, GO Bonds	5.00%	12/01/2044	3,550	4,518,260
				94,171,248
Connecticut-1.30%
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2035	3,745	4,519,362
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2038	4,000	5,012,713
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2040	3,000	3,808,497
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2037	1,000	1,109,147
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2038	1,000	1,102,540
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2039	1,000	1,097,501
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2037	1,000	1,213,569
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2038	1,000	1,213,150
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2039	1,000	1,209,547
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2040	1,000	1,206,350
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2041	1,000	1,302,354
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2038	1,200	1,468,349
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2039	1,200	1,463,791
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2040	1,000	1,216,454
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2041	$3,250	$4,280,985
University of Connecticut, Series 2018 A, RB	5.00%	11/15/2043	1,450	1,776,743
				33,001,052
District of Columbia-0.72%
District of Columbia, Series 2011 G, RB(a)(b)	5.00%	12/01/2021	395	395,000
District of Columbia, Series 2011 G, RB(a)(b)	5.00%	12/01/2021	805	805,000
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2036	2,500	3,046,714
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2037	2,000	2,436,128
District of Columbia, Series 2020 A, RB	2.63%	03/01/2045	1,000	1,030,439
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019 A, Ref. RB	5.00%	10/01/2044	1,500	1,855,494
Washington (State of) Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2046	125	149,352
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	5,500	6,980,254
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2037	200	265,800
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2038	200	243,493
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2039	125	151,722
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	3.00%	07/15/2040	250	275,066
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2041	100	131,265
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	3.00%	07/15/2043	200	217,484
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2043	200	240,531
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2046	125	162,020
				18,385,762
Florida-3.43%
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(c)	4.00%	07/01/2037	500	610,031
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(c)	4.00%	07/01/2038	500	608,326
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(c)	4.00%	07/01/2039	500	606,492
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(c)	2.50%	07/01/2040	1,500	1,549,584
Davie (Town of), FL (Nova Southeastern University), Series 2018, Ref. RB	5.00%	04/01/2048	2,000	2,394,095
Escambia (County of), FL Health Facilities Authority, Series 2020, Ref. RB, (INS - AGM)(c)	3.00%	08/15/2050	5,000	5,210,699
Florida (State of) Municipal Loan Council, Series 2011 D, RB, (INS - AGM)(c)	5.50%	10/01/2041	1,500	1,506,600
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2048	6,745	8,344,685
JEA Electric System, Series 2013 C, RB	5.00%	10/01/2037	950	984,844
Lakeland (City of), FL (Lakeland Regional Health), Series 2015, RB	5.00%	11/15/2040	1,050	1,179,264
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	2,000	2,276,641
Miami Beach (City of), FL, Series 2019, Ref. GO Bonds	4.00%	05/01/2049	8,250	9,512,483
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	4.00%	11/15/2046	2,190	2,571,288
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	3.00%	11/15/2051	2,000	2,083,495
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	4.00%	11/15/2051	2,000	2,333,235
Miami Beach (City of), FL Redevelopment Agency (City Center), Series 2015, Ref. RB	5.00%	02/01/2024	1,000	1,096,306
Miami Beach (City of), FL Redevelopment Agency (City Center), Series 2015, Ref. RB, (INS - AGM)(c)	5.00%	02/01/2040	4,000	4,354,380
Miami-Dade (County of), FL, Series 2012 B, Ref. RB(a)(b)	5.00%	10/01/2022	2,215	2,303,822
Miami-Dade (County of), FL, Series 2017 A, RB	3.38%	10/01/2047	5,000	5,462,495
Miami-Dade (County of), FL Transit System, Series 2012, RB(a)(b)	5.00%	07/01/2022	2,000	2,056,234
Miami-Dade (County of), FL Water & Sewer System, Series 2021, RB	4.00%	10/01/2039	150	181,462
Miami-Dade (County of), FL Water & Sewer System, Series 2021, RB	3.00%	10/01/2040	175	191,906
Miami-Dade (County of), FL Water & Sewer System, Series 2021, RB	4.00%	10/01/2041	200	240,723
Miami-Dade (County of), FL Water & Sewer System, Series 2021, RB	4.00%	10/01/2042	200	240,271
Miami-Dade (County of), FL Water & Sewer System, Series 2021, RB	3.00%	10/01/2043	250	271,701
Miami-Dade (County of), FL Water & Sewer System, Series 2021, RB	4.00%	10/01/2044	175	209,169
Miami-Dade (County of), FL Water & Sewer System, Series 2021, RB	4.00%	10/01/2046	200	237,698
Miami-Dade (County of), FL Water & Sewer System, Series 2021, RB	4.00%	10/01/2048	250	296,735
Miami-Dade (County of), FL Water & Sewer System, Series 2021, RB	3.00%	10/01/2051	2,500	2,680,281
Miami-Dade (County of), FL Water & Sewer System, Series 2021, RB	4.00%	10/01/2051	300	353,826
Orlando (City of), FL, Series 2018 B, RB	5.00%	10/01/2048	5,685	6,991,614
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.), Series 2019 B, RB	5.00%	05/15/2053	1,000	1,143,817
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 C, RB	5.00%	07/01/2048	2,000	2,393,689
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	5,000	5,995,206
Tampa (City of), FL, Series 2016 A, RB	5.00%	11/15/2046	1,750	2,041,915
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	4.00%	07/01/2045	$2,500	$2,879,878
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	5.00%	07/01/2050	3,250	4,035,467
				87,430,357
Georgia-1.45%
Atlanta (City of), GA, Series 2018 B, RB	5.00%	11/01/2047	5,000	6,138,718
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2020, Ref. RB	5.00%	04/01/2050	850	1,056,555
Development Authority of Burke County (The), Series 2012, Ref. RB	2.75%	01/01/2052	2,000	2,026,075
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.), Series 2020, RB	4.00%	04/01/2050	1,000	1,146,140
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017 B, Ref. RB	5.50%	02/15/2042	2,000	2,409,892
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	2.50%	02/15/2051	2,000	1,918,346
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	3.00%	02/15/2051	2,000	2,067,883
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	4.00%	02/15/2051	4,000	4,628,173
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4), Series 2021 A, Ref. RB, (INS - AGM)(c)	5.00%	01/01/2062	4,500	5,516,541
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System), Series 2017, RAC	5.00%	08/01/2047	3,000	3,542,745
Municipal Electric Authority of Georgia, Series 2019 A, Ref. RB	5.00%	01/01/2044	1,000	1,227,841
Municipal Electric Authority of Georgia (Plant Vogtle Units 3&4), Series 2021 A, Ref. RB, (INS - AGM)(c)	5.00%	01/01/2062	2,305	2,825,695
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB(a)(b)	5.00%	05/01/2026	2,000	2,388,430
				36,893,034
Hawaii-0.25%
Honolulu (City & County of), HI, Series 2015 A, GO Bonds	5.00%	10/01/2039	4,000	4,596,027
Honolulu (City & County of), HI Wastewater System Revenue, Series 2019 A, RB	5.00%	07/01/2049	1,500	1,875,230
				6,471,257
Illinois-6.38%
Chicago (City of), IL, Series 2012, RB, (INS - AGM)(c)	5.00%	01/01/2037	24,375	24,461,975
Chicago (City of), IL, Series 2017 A, RB, (INS - AGM)(c)	5.25%	01/01/2042	2,500	3,019,337
Chicago (City of), IL, Series 2017 A, RB, (INS - AGM)(c)	4.00%	01/01/2052	7,000	7,580,369
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,000	1,240,330
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2044	2,000	2,429,067
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2049	1,500	1,868,012
Chicago (City of), IL (O’Hare International Airport), Series 2015 D, RB	5.00%	01/01/2046	1,250	1,409,075
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2037	2,900	3,380,049
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2039	7,500	8,947,967
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB, (INS - AGM)(c)	4.00%	01/01/2053	6,375	7,256,578
Chicago (City of), IL Board of Education, Series 2016, RB	6.00%	04/01/2046	2,000	2,422,635
Chicago (City of), IL Board of Education, Series 2017 B, Ref. GO Bonds(e)	7.00%	12/01/2042	5,000	6,499,910
Chicago (City of), IL Midway International Airport, Series 2016 B, Ref. RB	5.00%	01/01/2046	6,000	6,994,802
Chicago (City of), IL Transit Authority, Series 2017, RB, (INS - AGM)(c)	5.00%	12/01/2051	10,000	11,791,389
Du Page (County of), IL (Morton Abroretum), Series 2020, Ref. RB	3.00%	05/15/2047	5,000	5,196,537
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2039	1,500	1,916,667
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2037	1,550	1,876,460
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2038	1,395	1,682,663
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2039	2,250	2,703,489
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2040	1,350	1,619,032
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2041	1,350	1,614,934
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	3.00%	08/15/2048	1,000	1,070,172
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2048	1,400	1,653,519
Illinois (State of) Finance Authority (Chicago LLC - University of Chicago), Series 2017 A, RB	5.00%	02/15/2047	1,000	1,141,202
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	3.00%	05/15/2050	4,000	4,179,151
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	4.00%	05/15/2050	4,570	5,219,169
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2038	1,175	1,333,870
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2050	1,500	1,695,021
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2055	$1,450	$1,630,769
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2042	5,000	6,025,822
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2041	4,000	5,134,346
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2045	2,500	3,165,267
Regional Transportation Authority, Series 2000, RB, (INS - NATL)(c)	6.50%	07/01/2030	1,815	2,427,041
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2040	10,000	12,112,796
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	4.00%	01/01/2038	1,000	1,178,170
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	4.00%	01/01/2039	500	587,967
Sales Tax Securitization Corp., Series 2020 A, Ref. RB, (INS - BAM)(c)	5.00%	01/01/2037	1,750	2,257,131
Sales Tax Securitization Corp., Series 2020 A, Ref. RB, (INS - BAM)(c)	4.00%	01/01/2040	2,000	2,359,659
Springfield (City of), IL, Series 2015, Ref. RB, (INS - AGM)(c)	5.00%	03/01/2040	3,000	3,390,689
				162,473,038
Indiana-0.75%
Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Senior Credit Group), Series 2006, Ref. RB	5.00%	11/15/2046	3,000	3,565,251
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2044	5,000	6,193,845
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2049	6,500	7,981,791
Northern Indiana Commuter Transportation District, Series 2016, RB	5.00%	07/01/2041	1,250	1,474,063
				19,214,950
Kansas-0.20%
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2035	2,000	2,318,484
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2040	1,000	1,150,852
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2045	1,500	1,717,197
				5,186,533
Kentucky-0.18%
Hazard (City of), KY (Appalachian Regional Health), Series 2021, Ref. RB	3.00%	07/01/2046	1,000	1,056,646
Hazard (City of), KY (Appalachian Regional Health), Series 2021, Ref. RB	4.00%	07/01/2051	1,000	1,166,650
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(c)	5.00%	12/01/2045	1,000	1,225,168
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(c)	5.00%	12/01/2047	1,000	1,043,563
				4,492,027
Louisiana-1.29%
Greater New Orleans Expressway Commission, Series 2017, RB, (INS - AGM)(c)	5.00%	11/01/2042	2,000	2,309,524
Greater New Orleans Expressway Commission, Series 2017, RB, (INS - AGM)(c)	5.00%	11/01/2047	2,000	2,297,857
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGM)(c)	5.00%	12/01/2042	2,750	3,377,738
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (LCTCS Act 360), Series 2014, RB(a)(b)	5.00%	10/01/2024	2,000	2,259,029
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Ragin Cajun Facilities, Inc.), Series 2018, RB, (INS - AGM)(c)	5.00%	10/01/2048	3,500	4,193,723
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation), Series 2017 A, Ref. RB	5.00%	10/01/2041	3,285	3,935,146
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center), Series 2020, RB, (INS - AGM)(c)	3.00%	06/01/2050	6,500	6,927,006
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System), Series 2018 A, RB, (INS - AGM)(c)	5.00%	10/01/2048	5,000	6,145,525
Shreveport (City of), LA, Series 2019 B, RB, (INS - AGM)(c)	4.00%	12/01/2049	1,250	1,406,677
				32,852,225
Maine-0.58%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2020 A, RB	4.00%	07/01/2045	2,000	2,327,827
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2022	500	514,088
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2023	550	590,788
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2024	350	391,260
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2026	400	477,800
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	2.50%	07/01/2029	500	546,881
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2030	425	555,430
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2033	450	596,829
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maine-(continued)
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	4.00%	07/01/2035	$250	$304,709
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	4.00%	07/01/2037	375	454,176
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	4.00%	07/01/2039	330	397,359
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	4.00%	07/01/2046	750	884,725
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	4.00%	07/01/2050	1,030	1,207,802
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Healthcare System), Series 2020 A, RB	4.00%	07/01/2050	4,500	5,187,171
Maine (State of) Turnpike Authority, Series 2020, RB	4.00%	07/01/2045	300	352,806
				14,789,651
Maryland-0.73%
Baltimore (City of), MD (Convention Center Hotel), Series 2017, Ref. RB	5.00%	09/01/2039	1,000	1,067,019
Baltimore (City of), MD (Convention Center Hotel), Series 2017, Ref. RB	5.00%	09/01/2042	500	532,514
Baltimore (City of), MD (Water), Series 2017 A, RB	5.00%	07/01/2046	9,510	11,454,358
Baltimore (City of), MD (Water), Series 2020 A, RB	5.00%	07/01/2050	600	761,294
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2046	1,000	1,306,407
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2051	1,000	1,299,539
Maryland Stadium Authority (Baltimore City Public Schools), Series 2016, RB(a)(b)	5.00%	05/01/2026	1,900	2,269,008
				18,690,139
Massachusetts-5.92%
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2036	4,000	4,625,252
Massachusetts (Commonwealth of), Series 2016 A, GO Bonds	5.00%	03/01/2041	7,150	7,878,621
Massachusetts (Commonwealth of), Series 2016 A, GO Bonds	5.00%	03/01/2046	5,000	5,507,289
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2044	2,900	3,319,194
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2042	4,210	5,106,057
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2043	5,000	6,178,923
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2041	10,000	12,364,060
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2044	10,675	13,563,661
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2049	5,000	6,214,311
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2025	1,750	2,056,067
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2045	2,500	3,210,937
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2050	3,500	4,471,515
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2015 A, RB	5.00%	06/01/2045	3,000	3,439,415
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.25%	06/01/2043	5,000	6,284,656
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGM)(c)	4.00%	10/01/2045	1,500	1,749,783
Massachusetts (State of) Bay Transportation Authority, Series 2015 A, RB	5.00%	07/01/2040	7,145	8,246,818
Massachusetts (State of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2050	5,580	6,885,967
Massachusetts (State of) Development Finance Agency, Series 2021 G, Ref. RB	5.00%	07/01/2050	1,000	1,275,380
Massachusetts (State of) Development Finance Agency (Boston University), Series 2013 X, RB	5.00%	10/01/2048	875	943,675
Massachusetts (State of) Development Finance Agency (Boston University), Series 2016 BB1, RB	5.00%	10/01/2046	4,500	5,382,769
Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2041	2,665	3,155,170
Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2046	2,000	2,358,278
Massachusetts (State of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGM)(c)	3.00%	10/01/2045	3,500	3,744,212
Massachusetts (State of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2037	8,770	10,204,540
Massachusetts (State of) School Building Authority, Series 2016 A, RB(a)(b)	5.00%	11/15/2025	3,410	4,009,336
Massachusetts (State of) School Building Authority, Series 2019 A, RB(a)(b)	5.00%	02/15/2026	5,000	5,922,456
Massachusetts (State of) Water Resources Authority, Series 2018 B, RB	5.00%	08/01/2043	5,000	6,229,035
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2050	5,000	6,301,241
				150,628,618
Michigan-0.95%
Detroit (City of), MI Water and Sewerage Department, Series 2012 A, Ref. RB(a)(b)	5.00%	07/01/2022	5,000	5,141,359
Lansing (City of), MI Board of Water & Light, Series 2021 A, RB	5.00%	07/01/2051	1,000	1,300,570
Michigan (State of) Finance Authority, Series 2019 A, Ref. RB	3.00%	12/01/2049	2,440	2,592,228
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	$3,000	$3,784,056
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2044	1,250	1,546,144
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2042	2,000	2,404,877
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2047	3,100	3,718,612
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2050	2,500	3,135,303
Wayne (County of), MI Airport Authority (Detroit Michigan Wayne County Airport), Series 2015 D, RB	5.00%	12/01/2040	500	579,371
				24,202,520
Minnesota-0.25%
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2026	4,340	5,260,314
Minnesota (State of) Higher Education Facilities Authority (Bethel University), Series 2017, Ref. RB	5.00%	05/01/2047	1,000	1,109,243
				6,369,557
Missouri-0.55%
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health), Series 2017 A, Ref. RB	5.00%	03/01/2036	1,000	1,165,388
Kansas City (City of), MO (Downtown Arena), Series 2016 E, Ref. RB	5.00%	04/01/2040	2,190	2,482,630
Metropolitan St. Louis Sewer District, Series 2016 C, RB(a)	5.00%	05/01/2046	1,000	1,194,215
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2047	750	896,710
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2021 A, Ref. RB	3.00%	07/01/2051	2,500	2,666,770
Missouri (State of) Health & Educational Facilities Authority (Mosaic Health System), Series 2019 A, Ref. RB	4.00%	02/15/2049	5,000	5,679,506
				14,085,219
Montana-0.11%
Missoula (City of), MT, Series 2019 A, RB	4.00%	07/01/2044	2,400	2,785,178
Nebraska-0.16%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2042	1,000	1,221,762
University of Nebraska Facilities Corp., Series 2021 A, RB	3.00%	07/15/2059	1,000	1,059,821
University of Nebraska Facilities Corp., Series 2021 A, RB	4.00%	07/15/2059	500	589,357
University of Nebraska Facilities Corp., Series 2021 A, RB	4.00%	07/15/2062	1,000	1,173,924
				4,044,864
Nevada-0.74%
Clark (County of), NV Department of Aviation, Series 2015 A, Ref. RB	5.00%	07/01/2040	5,000	5,718,478
Clark (County of), NV Department of Aviation, Series 2017 A-2, Ref. RB	5.00%	07/01/2040	9,335	11,426,673
Las Vegas Valley Water District, Series 2012 B, GO Bonds	5.00%	06/01/2042	1,650	1,687,684
				18,832,835
New Hampshire-0.18%
New Hampshire (State of) Business Finance Authority (St. Luke’s University Health), Series 2021, RB, (INS - AGM)(c)	3.00%	08/15/2046	2,210	2,332,654
New Hampshire (State of) Business Finance Authority (St. Luke’s University Health), Series 2021, RB, (INS - AGM)(c)	3.00%	08/15/2051	2,200	2,311,080
				4,643,734
New Jersey-1.71%
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021, RB	4.00%	06/15/2046	1,000	1,139,824
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021, RB	4.00%	06/15/2050	1,000	1,135,421
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2043	1,000	1,208,923
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	3.00%	07/01/2050	1,000	1,043,108
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	4.00%	07/01/2050	2,800	3,201,517
New Jersey (State of) Health Care Facilities Financing Authority (Atlanticare Health System Obligated Group), Series 2021, RB	3.00%	07/01/2046	750	800,461
New Jersey (State of) Health Care Facilities Financing Authority (Atlanticare Health System Obligated Group), Series 2021, RB	3.00%	07/01/2051	1,125	1,192,060
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System), Series 2016 A, Ref. RB	5.00%	07/01/2039	1,000	1,181,107
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2019 B-1, Ref. RB(b)	5.00%	07/01/2024	$4,500	$5,021,533
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital), Series 2015 A, RB, (INS - AGM)(c)	5.00%	07/01/2046	3,000	3,413,079
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2038	1,000	1,163,404
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2038	1,000	1,262,678
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2039	1,000	1,159,576
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2039	1,000	1,258,639
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2040	1,000	1,157,090
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2040	1,000	1,255,078
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2045	1,000	1,141,351
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2045	1,000	1,240,324
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	3.00%	06/15/2050	1,000	1,036,636
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2050	1,000	1,135,421
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2050	1,000	1,232,482
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2040	1,000	1,226,334
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2042	3,000	3,577,938
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2051	2,950	3,471,689
Newark (City of), NJ Housing Authority, Series 2016, Ref. RB, (INS - AGM)(c)	5.00%	12/01/2038	2,500	2,963,826
				43,619,499
New Mexico-0.07%
Albuquerque (City of), NM, Series 2020, RB	5.00%	07/01/2046	1,335	1,706,588
New York-20.72%
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(c)	3.00%	04/01/2045	3,000	3,153,934
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(c)	3.00%	04/01/2050	8,750	9,150,858
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(c)	4.00%	04/01/2050	3,000	3,423,634
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	5,000	5,724,775
Dutchess County Local Development Corp. (Vassar College), Series 2017, Ref. RB	5.00%	07/01/2042	3,965	4,809,009
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	5,000	5,924,560
Long Island (City of), NY Power Authority, Series 2012 A, RB(a)(b)	5.00%	09/01/2022	2,305	2,388,635
Long Island (City of), NY Power Authority, Series 2012 A, RB(a)(b)	5.00%	09/01/2022	1,770	1,833,787
Long Island (City of), NY Power Authority, Series 2012 A, RB	5.00%	09/01/2037	2,860	2,958,446
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB	5.00%	09/01/2039	2,500	2,784,923
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2042	1,300	1,584,730
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2047	1,000	1,217,137
Metropolitan Transportation Authority, Series 2012 A-1, RB	5.00%	11/15/2040	13,190	13,910,318
Metropolitan Transportation Authority, Series 2012 E, RB, (INS - AGM)(c)	5.00%	11/15/2042	1,510	1,571,975
Metropolitan Transportation Authority, Subseries 2015 C-1, Ref. RB	5.00%	11/15/2035	5,000	5,693,686
Metropolitan Transportation Authority (Green Bonds), Series 2016 B-1, RB	5.00%	11/15/2046	2,350	2,777,124
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB	5.00%	11/15/2052	7,025	8,391,936
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB, (INS - AGM)(c)	4.00%	11/15/2049	9,000	10,362,369
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2051	2,900	3,267,233
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGM)(c)	4.00%	11/15/2050	5,000	5,806,212
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	6,000	7,394,047
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	2,000	2,320,768
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	2,000	2,004,946
Nassau (County of), NY, Series 2019 B, GO Bonds, (INS - AGM)(c)	5.00%	04/01/2049	5,000	6,247,063
New York & New Jersey (States of) Port Authority, Series 2014, RB	5.00%	09/01/2039	6,000	6,697,741
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	10/15/2041	4,460	5,154,160
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2045	3,500	3,973,674
New York & New Jersey (States of) Port Authority, Series 2017 200, Ref. RB	5.25%	10/15/2057	2,400	2,924,480
New York & New Jersey (States of) Port Authority, Series 2018, Ref. RB	5.00%	09/01/2048	6,590	8,082,257
New York & New Jersey (States of) Port Authority, Series 2020, Ref. RB	4.00%	07/15/2040	2,000	2,385,563
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	12/01/2041	4,955	5,911,507
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2038	6,500	8,198,356
New York (City of), NY, Series 2020 BB1, RB	3.00%	06/15/2050	1,000	1,067,769
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2020 BB1, RB	4.00%	06/15/2050	$2,000	$2,359,939
New York (City of), NY, Series 2020 BB1, RB	5.00%	06/15/2050	1,000	1,280,150
New York (City of), NY, Series 2020 BB2, Ref. RB	4.00%	06/15/2042	1,000	1,195,477
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2038	6,250	7,975,981
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	3,345	4,303,655
New York (City of), NY, Series 2021 BB-1, Ref. RB	5.00%	06/15/2044	9,150	12,028,509
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(c)	3.00%	01/01/2037	1,395	1,502,767
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(c)	2.00%	01/01/2038	1,500	1,417,074
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(c)	3.00%	01/01/2039	1,250	1,341,064
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(c)	3.00%	01/01/2040	1,750	1,872,560
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(c)	3.00%	01/01/2046	5,000	5,261,573
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(c)	3.00%	03/01/2049	5,000	5,256,799
New York (City of), NY Municipal Water Finance Authority, Series 2012 BB, RB(a)(b)	5.00%	12/15/2021	3,295	3,300,807
New York (City of), NY Municipal Water Finance Authority, Series 2012 CC, Ref. RB(a)(b)	5.00%	12/15/2021	1,535	1,537,718
New York (City of), NY Municipal Water Finance Authority, Series 2012 CC, Ref. RB(a)(b)	5.00%	12/15/2021	8,670	8,685,280
New York (City of), NY Municipal Water Finance Authority, Series 2012 FF, RB	5.00%	06/15/2045	1,000	1,025,705
New York (City of), NY Municipal Water Finance Authority, Series 2013 BB, RB	5.00%	06/15/2047	9,640	10,113,498
New York (City of), NY Municipal Water Finance Authority, Series 2013 EE, RB	5.00%	06/15/2047	500	533,114
New York (City of), NY Municipal Water Finance Authority, Series 2015 EE, Ref. RB	5.00%	06/15/2036	600	667,156
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.00%	06/15/2037	5,750	6,981,318
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	5.00%	06/15/2049	11,865	14,980,562
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2044	5,000	6,352,574
New York (City of), NY Municipal Water Finance Authority, Series 2019 FF, RB	4.00%	06/15/2049	2,500	2,907,624
New York (City of), NY Municipal Water Finance Authority, Series 2019 FF, RB	5.00%	06/15/2049	6,165	7,688,740
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	3,000	3,876,375
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	4.00%	06/15/2051	5,000	5,939,197
New York (City of), NY Transitional Finance Authority, Series 2015 B-1, RB	5.00%	08/01/2042	4,330	4,808,314
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2040	3,000	3,397,956
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2041	1,850	2,053,345
New York (City of), NY Transitional Finance Authority, Series 2019 S-3A, Ref. RB	5.00%	07/15/2037	1,000	1,245,234
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2040	5,000	5,871,281
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	3.00%	11/01/2037	9,000	9,813,888
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	4.00%	11/01/2038	3,000	3,599,495
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	3.00%	11/01/2039	4,000	4,337,339
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2038	5,000	6,072,056
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2038	1,000	1,199,374
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2039	1,000	1,196,836
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2040	1,000	1,194,684
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2041	1,000	1,190,869
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2042	1,500	1,781,612
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2043	1,000	1,185,396
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2046	1,000	1,178,918
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2049	2,000	2,350,418
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	2.25%	02/01/2051	2,000	1,911,727
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	3.00%	02/01/2051	1,125	1,190,385
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	4.00%	11/01/2036	1,000	1,212,630
New York (State of) Dormitory Authority, Series 2012 A, RB(a)(b)	5.00%	07/01/2022	5,000	5,140,883
New York (State of) Dormitory Authority, Series 2012 B, RB	5.00%	03/15/2042	4,500	4,560,871
New York (State of) Dormitory Authority, Series 2013 A, RB(a)(b)	5.00%	07/01/2023	5,000	5,376,593
New York (State of) Dormitory Authority, Series 2014 E, Ref. RB	5.00%	02/15/2044	1,905	2,149,411
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	07/01/2048	4,000	4,283,572
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2053	4,000	4,643,940
New York (State of) Dormitory Authority (Columbia University), Series 2016 A-2, RB	5.00%	10/01/2046	500	579,899
New York (State of) Dormitory Authority (Columbia University), Series 2018 B, Ref. RB	5.00%	10/01/2038	5,000	6,231,862
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	$6,500	$8,241,396
New York (State of) Dormitory Authority (Fordham University), Series 2016 A, Ref. RB	5.00%	07/01/2041	750	885,915
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	2,000	2,308,934
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	5,000	6,235,267
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2040	3,235	3,695,511
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	3.00%	02/01/2050	2,000	2,098,894
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	1,000	1,188,560
New York (State of) Dormitory Authority (New School), Series 2015, Ref. RB(a)(b)	5.00%	07/01/2025	245	283,776
New York (State of) Dormitory Authority (New School), Series 2015, Ref. RB	5.00%	07/01/2045	3,255	3,711,935
New York (State of) Dormitory Authority (New York University), Series 2012 A, RB(a)(b)	5.00%	07/01/2022	1,200	1,233,812
New York (State of) Dormitory Authority (New York University), Series 2015 A, Ref. RB	5.00%	07/01/2035	2,350	2,707,449
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2042	7,000	8,886,295
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	4.00%	07/01/2046	1,750	2,089,678
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	5,000	6,487,397
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group), Series 2015 A, Ref. RB	5.00%	05/01/2036	2,440	2,771,100
New York (State of) Dormitory Authority (St. John’s University), Series 2021 A, Ref. RB	4.00%	07/01/2048	1,750	2,051,596
New York (State of) Dormitory Authority (State University of New York), Series 2015 B, Ref. RB(a)(b)	5.00%	07/01/2025	6,325	7,338,283
New York (State of) Dormitory Authority (State University of New York), Series 2019 A, RB	4.00%	07/01/2049	1,000	1,147,837
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	3.25%	11/15/2060	3,620	3,942,925
New York (State of) Thruway Authority, Series 2016 A, RB	5.25%	01/01/2056	4,000	4,667,038
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGM)(c)	4.00%	01/01/2040	5,000	5,882,582
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	3,400	3,585,655
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	2,000	2,287,637
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2045	3,000	3,410,313
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park), Series 2019, Ref. RB	2.80%	09/15/2069	1,500	1,553,921
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.75%	11/15/2041	2,000	2,040,665
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.88%	11/15/2046	5,000	5,094,946
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	3.00%	11/15/2051	1,000	1,039,957
New York State Environmental Facilities Corp., Series 2020, Ref. RB	4.00%	06/15/2045	2,000	2,344,316
New York State Environmental Facilities Corp., Series 2020, Ref. RB	4.00%	06/15/2049	5,500	6,417,951
New York State Urban Development Corp., Series 2013 A-1, RB	5.00%	03/15/2043	1,000	1,054,886
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	1,000	1,283,509
New York State Urban Development Corp., Series 2020 A, RB	3.00%	03/15/2050	2,000	2,107,500
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2040	1,000	1,076,270
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2037	1,000	1,264,463
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2038	1,000	1,262,161
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2039	2,500	2,897,811
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2040	4,550	5,264,724
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2041	1,000	1,150,811
Oneida County Local Development Corp. (Mohawk Valley Health System), Series 2019, Ref. RB, (INS - AGM)(c)	3.00%	12/01/2044	1,555	1,645,153
Triborough Bridge & Tunnel Authority, Series 2015 A, RB	5.00%	11/15/2040	525	599,060
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2041	4,000	4,678,783
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	3,000	3,486,370
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2038	1,500	1,824,127
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	3,000	3,848,142
Triborough Bridge & Tunnel Authority, Series 2021 B-1, Ref. RB	5.00%	05/15/2056	5,000	6,098,926
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2051	3,000	3,889,248
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	4.00%	11/15/2048	2,500	2,880,862
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2037	785	985,040
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	1,500	1,901,917
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	4.00%	11/15/2056	$1,500	$1,758,202
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2056	1,500	1,910,574
				527,741,696
North Carolina-0.43%
Charlotte (City of), NC, Series 2021 A, Ref. RB	3.00%	07/01/2046	750	803,140
Charlotte (City of), NC, Series 2021 A, Ref. RB	4.00%	07/01/2051	750	887,861
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2017 A, RB	5.00%	07/01/2047	2,000	2,440,252
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2019 A, RB	5.00%	07/01/2049	1,750	2,179,254
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2015 B, Ref. RB(a)(b)	5.00%	10/01/2025	3,000	3,514,919
North Carolina (State of) Medical Care Commission (Forest at Duke (The)), Series 2021, RB	4.00%	09/01/2041	300	345,350
North Carolina (State of) Medical Care Commission (Forest at Duke (The)), Series 2021, RB	4.00%	09/01/2046	300	342,672
North Carolina (State of) Medical Care Commission (Forest at Duke (The)), Series 2021, RB	4.00%	09/01/2051	300	341,649
				10,855,097
North Dakota-0.22%
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB, (INS - AGM)(c)	3.00%	12/01/2046	325	336,481
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB, (INS - AGM)(c)	3.00%	12/01/2051	500	514,262
University of North Dakota, Series 2015 A, COP, (INS - AGM)(c)	3.00%	06/01/2061	4,500	4,656,278
				5,507,021
Ohio-2.65%
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2041	2,000	2,316,084
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2046	2,000	2,312,518
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center), Series 2019, RB	5.00%	12/01/2051	1,000	1,146,399
Hamilton (County of), OH (Christ Hospital), Series 2012, RB(a)(b)	5.00%	06/01/2022	4,400	4,505,456
Hamilton (County of), OH (Cincinnati Children’s Hospital), Series 2019, RB	5.00%	11/15/2049	5,900	9,274,554
Miami University, Series 2020 A, Ref. RB	4.00%	09/01/2045	3,500	4,096,187
Montgomery (County of), OH (Dayton Children’t Hospital), Series 2021, Ref. RB	4.00%	08/01/2046	600	702,859
Montgomery (County of), OH (Dayton Children’t Hospital), Series 2021, Ref. RB	4.00%	08/01/2051	1,000	1,165,095
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	3.00%	08/01/2051	3,770	4,001,942
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2051	2,280	2,649,062
North Royalton City School District, Series 2017, GO Bonds	5.00%	12/01/2047	5,000	5,678,074
Ohio (State of), Series 2020 A, Ref. RB	4.00%	01/15/2050	2,250	2,560,359
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2046	500	646,087
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2051	1,000	1,284,624
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	10,000	12,770,961
Ohio State University (The), Series 2014 A, RB	5.00%	12/01/2039	11,100	12,461,002
				67,571,263
Oklahoma-0.84%
Grand River Dam Authority, Series 2014 A, RB	5.00%	06/01/2039	3,500	3,873,401
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	5.00%	01/01/2047	1,660	1,987,971
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2042	5,000	5,817,033
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	5.00%	01/01/2043	2,000	2,398,993
University of Oklahoma (The), Series 2021 A, RB, (INS - AGM)(c)	5.00%	07/01/2046	2,500	3,231,154
University of Oklahoma (The), Series 2021 A, RB, (INS - AGM)(c)	4.00%	07/01/2051	3,500	4,138,810
				21,447,362
Oregon-1.46%
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGM)(c)	4.00%	08/15/2045	7,000	8,199,058
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGM)(c)	3.00%	08/15/2050	5,000	5,347,912
Oregon (State of) (Article XI-G OHSU), Series 2017 H, GO Bonds	5.00%	08/01/2042	5,000	6,043,006
Oregon (State of) (Article XI-Q State), Series 2017 A, GO Bonds	5.00%	05/01/2042	2,500	2,999,223
Oregon (State of) Facilities Authority (Reed College), Series 2017, Ref. RB	5.00%	07/01/2047	1,000	1,205,622
Oregon (State of) Facilities Authority (Willamette University), Series 2021 A, Ref. RB	4.00%	10/01/2051	2,000	2,279,857
University of Oregon, Series 2015 A, RB	5.00%	04/01/2045	7,515	8,505,397
University of Oregon, Series 2020 A, RB	5.00%	04/01/2050	2,000	2,522,999
				37,103,074
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-4.13%
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2045	$3,875	$4,623,796
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2049	5,000	5,930,694
Berks (County of), PA Industrial Development Authority (Tower Health), Series 2017, Ref. RB	3.75%	11/01/2042	1,000	1,011,027
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2021, RB	3.00%	08/15/2053	3,110	3,215,350
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System), Series 2020 A, RB	4.00%	09/01/2050	5,000	5,824,891
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2042	1,000	1,200,251
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2050	2,500	3,114,072
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2046	2,000	2,472,310
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2051	2,000	2,466,260
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016, Ref. RB	5.00%	08/15/2046	1,500	1,766,131
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019, Ref. RB	4.00%	07/01/2049	1,000	1,141,013
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC), Series 2018 A, Ref. COP	5.00%	07/01/2043	250	298,761
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2021 A, Ref. RB	3.00%	10/15/2046	12,090	12,969,742
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2021 A, Ref. RB	4.00%	10/15/2051	10,555	12,382,335
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2017 A, RB	5.00%	08/15/2046	2,000	2,383,675
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	5.00%	02/15/2048	1,410	1,721,506
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2021 A, Ref. RB	5.00%	08/15/2044	1,000	1,298,650
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2012 B, RB(a)(b)	5.00%	12/01/2022	1,985	2,079,336
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2012 B, RB(a)(b)	5.00%	12/01/2022	6,815	7,142,395
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 B, RB	5.25%	12/01/2039	5,000	5,695,388
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.25%	12/01/2048	5,000	6,266,361
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2043	100	116,963
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2044	100	116,705
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2045	100	116,404
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2046	100	116,246
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2050	100	115,503
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2047	1,000	1,278,053
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	4.00%	12/01/2051	1,000	1,172,878
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2045	1,500	1,915,096
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2050	2,400	3,027,593
Philadelphia (City of), PA (Philadelphia Gas Works Co.), Series 2017 15, Ref. RB	5.00%	08/01/2047	7,000	8,274,718
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2042	1,950	2,322,282
Westmoreland (County of), PA Industrial Development Authority (Excela Health), Series 2020 A, Ref. RB	4.00%	07/01/2037	1,400	1,661,761
				105,238,146
Puerto Rico-0.02%
Puerto Rico (Commonwealth of), Series 2007 A-4, Ref. GO Bonds, (INS - AGM)(c)	5.00%	07/01/2031	500	503,750
Rhode Island-0.09%
Rhode Island Health & Educational Building Corp. (Providence College), Series 2017, RB	5.00%	11/01/2047	2,000	2,345,764
South Carolina-0.91%
South Carolina (State of) Public Service Authority, Series 2013 E, RB	5.00%	12/01/2048	4,660	5,062,278
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2039	2,000	2,255,022
South Carolina (State of) Public Service Authority, Series 2015 E, RB	5.25%	12/01/2055	2,500	2,922,492
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2037	7,000	8,227,445
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2040	500	590,226
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	3.00%	12/01/2041	1,085	1,174,151
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2042	500	587,307
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2043	500	637,287
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2051	1,250	1,591,782
				23,047,990
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-0.68%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Vanderbilt University), Series 2016, RB	5.00%	07/01/2040	$3,000	$3,545,258
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Vanderbilt University), Series 2017 A, RB	4.00%	07/01/2047	1,250	1,408,716
Metropolitan Nashville Airport Authority (The), Series 2015 A, RB	5.00%	07/01/2045	1,500	1,717,829
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	5.00%	05/15/2046	1,000	1,298,534
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2046	2,750	3,229,601
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	5.00%	07/01/2048	2,000	2,399,106
Tennessee (State of) School Bond Authority, Series 2017, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2047	3,000	3,648,616
				17,247,660
Texas-10.54%
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2041	1,000	1,193,214
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2045	1,000	1,186,823
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	5,000	6,317,198
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2045	500	642,287
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2050	730	932,757
Bexar (County of), TX, Series 2014, Ctfs. of Obligation(a)(b)	5.00%	06/15/2024	15,000	16,773,250
Central Texas Regional Mobility Authority, Series 2020 E, RB	5.00%	01/01/2045	1,000	1,243,135
Central Texas Regional Mobility Authority, Series 2020 E, RB	4.00%	01/01/2050	1,000	1,146,123
Central Texas Regional Mobility Authority, Series 2021 B, RB	5.00%	01/01/2046	1,000	1,257,748
Central Texas Regional Mobility Authority, Series 2021 B, RB	4.00%	01/01/2051	1,000	1,160,538
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2017, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2042	8,500	9,812,386
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2046	6,000	7,270,135
Dallas (City of), TX (Civic Center Convention Complex), Series 2009, Ref. RB(a)(b)	5.25%	12/17/2021	2,500	2,505,280
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	5,540	6,514,818
Friendswood Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	2.00%	02/15/2051	1,000	946,073
Grand Parkway Transportation Corp., Series 2018 A, RB	5.00%	10/01/2043	10,000	12,373,968
Harris County Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2045	1,000	1,188,083
Harris County Toll Road Authority (The), Series 2021, Ref. RB	3.00%	08/15/2050	1,000	1,079,496
Harris County Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2050	1,000	1,177,348
Harris County-Houston Sports Authority, Series 2014 A, Ref. RB	5.00%	11/15/2053	3,950	4,389,877
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2043	3,500	4,215,351
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	3,500	4,489,276
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2049	3,000	3,574,384
Houston (City of), TX, Series 2021 A, Ref. GO Bonds	5.00%	03/01/2024	8,570	9,462,158
Hutto (City of), TX, Series 2017, GO Bonds, (INS - AGM)(c)	5.00%	08/01/2057	5,000	5,963,836
Lamar Consolidated Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	5,000	5,939,733
Lamar Consolidated Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	5,000	5,973,427
Leander Independent School District, Series 2020 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	1,000	1,200,632
Lower Colorado River Authority, Series 2012 A, Ref. RB(a)	5.00%	05/15/2039	1,900	1,940,878
Lower Colorado River Authority, Series 2013, Ref. RB	5.00%	05/15/2039	1,000	1,061,875
Lower Colorado River Authority, Series 2015, Ref. RB	5.00%	05/15/2040	500	567,970
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2044	2,000	2,361,122
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2046	1,250	1,559,390
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2051	1,250	1,552,042
Mesquite Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	5,000	6,067,860
Mesquite Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	4,000	4,712,438
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB	5.00%	07/01/2046	1,000	962,987
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB	5.00%	07/01/2051	1,000	952,532
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University), Series 2014 A, RB, (INS - AGM)(c)	5.00%	04/01/2046	1,250	1,365,592
North Fort Bend Water Authority, Series 2011, RB(a)(b)	5.00%	12/15/2021	2,500	2,504,350
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
North Texas Tollway Authority, Series 2015 B, Ref. RB	5.00%	01/01/2040	$2,500	$2,622,903
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2039	1,800	2,095,539
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2048	6,270	7,624,915
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2048	5,000	5,986,666
Prosper Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	1,000	1,199,948
Prosper Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	6,500	8,079,276
Richardson Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	2,285	2,644,088
Rockwall Independent School District, Series 2016, GO Bonds(a)(b)	5.00%	02/15/2025	2,045	2,343,971
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	10,000	12,006,890
San Antonio (City of), TX, Series 2020, RB	5.00%	02/01/2049	4,000	5,017,101
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2046	500	634,284
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2049	500	632,340
San Antonio (City of), TX Water System, Series 2018 A, Ref. RB	5.00%	05/15/2043	2,500	3,081,794
San Antonio (City of), TX Water System, Series 2020 A, Ref. RB	5.00%	05/15/2050	6,000	7,568,950
San Antonio (City of), TX Water System, Series 2020 C, RB	5.00%	05/15/2046	5,000	6,336,050
San Antonio Education Facilities Corp. (University of the Incarnate Word), Series 2021, Ref. RB	4.00%	04/01/2046	750	852,011
San Antonio Education Facilities Corp. (University of the Incarnate Word), Series 2021, Ref. RB	4.00%	04/01/2051	750	847,556
San Jacinto College District, Series 2019 A, GO Bonds	5.00%	02/15/2049	2,000	2,456,740
San Jacinto River Authority (Groundwater Reduction Plan Division), Series 2011, RB, (INS - AGM)(c)	5.00%	10/01/2037	1,000	1,003,981
Sherman Independent School District, Series 2018 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2045	6,785	8,267,749
Socorro Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	4,000	4,706,427
Spring Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	2,000	2,352,085
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016, Ref. RB	5.00%	11/15/2045	750	879,413
Texas (State of), Series 2014 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2024	3,280	3,704,808
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2015 C, Ref. RB	5.00%	08/15/2042	2,500	2,797,225
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2045	3,910	4,526,645
Texas (State of) Water Development Board, Series 2016, RB	5.00%	10/15/2046	1,000	1,190,538
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2047	4,975	6,077,526
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	10,000	12,433,628
Ysleta Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	2,500	2,946,388
				268,455,805
Utah-0.43%
Salt Lake (City of), UT (Salt Lake City International Airport), Series 2017 B, RB	5.00%	07/01/2042	2,000	2,407,678
Salt Lake (City of), UT (Salt Lake City International Airport), Series 2017 B, RB	5.00%	07/01/2047	4,000	4,803,327
Salt Lake (City of), UT (Salt Lake City International Airport), Series 2018 B, RB	5.00%	07/01/2048	3,000	3,652,859
				10,863,864
Virginia-0.36%
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB	5.00%	07/01/2051	3,395	3,996,002
Lynchburg Economic Development Authority, Series 2017 A, Ref. RB	5.00%	01/01/2047	1,000	1,181,784
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020, Ref. RB	3.00%	07/01/2045	1,650	1,762,168
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	4.00%	05/15/2036	2,000	2,329,261
				9,269,215
Washington-2.20%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2041	6,500	7,730,675
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2046	3,000	4,614,645
King & Snohomish Counties School District No. 417 Northshore, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	2,000	2,471,940
King (County of), WA, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2023	9,695	10,423,609
Pierce County School District No. 403 Bethel, Series 2021, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2023	3,500	3,756,631
Snohomish (County of), WA Public Utility District No. 1, Series 2015, RB	5.00%	12/01/2040	1,000	1,157,463
Snohomish (County of), WA Public Utility District No. 1, Series 2021 A, RB	5.00%	12/01/2051	1,000	1,304,042
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2038	5,000	6,013,300
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2041	4,855	5,830,563
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2055	3,000	3,759,062
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) Health Care Facilities Authority (Seattle Children’s Hospital), Series 2015, Ref. RB	5.00%	10/01/2038	$5,000	$6,375,913
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	4.00%	08/15/2042	1,000	1,097,005
Washington (State of) Higher Education Facilities Authority (Seattle University), Series 2020, RB	4.00%	05/01/2050	1,200	1,370,020
				55,904,868
Wisconsin-0.92%
Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2041	5,000	5,814,214
Public Finance Authority (UNC Health Southeastern), Series 2021, Ref. RB	4.00%	02/01/2046	3,000	3,446,808
Public Finance Authority (UNC Health Southeastern), Series 2021, Ref. RB	4.00%	02/01/2051	3,000	3,429,023
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital), Series 2017, Ref. RB	4.00%	08/15/2047	3,185	3,618,306
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group), Series 2015, Ref. RB	5.00%	08/15/2039	1,500	1,670,083
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, Ref. RB, (INS - AGM)(c)	3.00%	06/01/2045	5,000	5,389,406
				23,367,840
TOTAL INVESTMENTS IN SECURITIES(f)-98.05% (Cost $2,360,964,877)				2,497,027,391
OTHER ASSETS LESS LIABILITIES-1.95%				49,605,909
NET ASSETS-100.00%				$2,546,633,300

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Security subject to crossover refunding.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2021 represented less than 1% of the Fund’s Net Assets.
(f)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	10.79%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco New York AMT-Free Municipal Bond ETF (PZT)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-96.90%
Guam-0.89%
Guam (Territory of) Power Authority, Series 2012 A, Ref. RB, (INS - AGM)(a)	5.00%	10/01/2030	$1,000	$1,035,196
New York-96.01%
Battery Park (City of), NY Authority, Series 2019, RB	5.00%	11/01/2049	2,500	3,185,532
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2019, RB	4.00%	11/01/2044	1,000	1,186,278
Brooklyn Arena Local Development Corp. (Barclays Center), Series 2016 A, Ref. RB	5.00%	07/15/2042	2,000	2,312,684
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	04/01/2045	1,000	1,051,311
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	1,000	1,144,955
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	5.00%	07/01/2046	500	585,734
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	450	533,210
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB	5.00%	09/01/2044	2,000	2,219,267
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.25%	11/15/2056	1,000	1,156,578
Metropolitan Transportation Authority (Green Bonds), Series 2016 B-1, RB	5.00%	11/15/2046	1,500	1,772,632
Metropolitan Transportation Authority (Green Bonds), Series 2019 A-2, RB, (INS - AGM)(a)	5.00%	11/15/2044	800	977,170
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB, (INS - AGM)(a)	4.00%	11/15/2049	1,000	1,151,374
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	1,000	1,232,341
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	500	580,192
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	1,240	1,243,067
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.25%	10/15/2055	1,000	1,166,790
New York & New Jersey (States of) Port Authority, Series 2018, Ref. RB	5.00%	09/01/2048	1,500	1,839,664
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2040	800	967,617
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2041	750	904,858
New York (City of), NY, Series 2017 A-1, GO Bonds	5.00%	08/01/2038	500	591,926
New York (City of), NY, Series 2017 B-1, GO Bonds	4.00%	12/01/2043	2,000	2,297,388
New York (City of), NY, Series 2018 D1, GO Bonds	5.00%	12/01/2042	1,000	1,248,126
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2038	1,000	1,228,923
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2039	2,000	2,518,018
New York (City of), NY, Series 2020 BB1, RB	3.00%	06/15/2050	1,000	1,067,769
New York (City of), NY, Series 2020 BB1, RB	4.00%	06/15/2050	1,000	1,179,969
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2043	1,000	1,276,207
New York (City of), NY, Series 2020 GG-1, RB	5.00%	06/15/2050	1,000	1,265,711
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	03/01/2049	2,000	2,102,720
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.25%	06/15/2037	1,000	1,231,811
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	3.63%	06/15/2048	2,000	2,202,706
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	4.00%	06/15/2049	1,000	1,173,155
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	2,000	2,584,250
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	4.00%	06/15/2051	1,000	1,187,839
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	5.00%	06/15/2051	1,000	1,288,052
New York (City of), NY Transitional Finance Authority, Series 2015 S-2, RB	5.00%	07/15/2035	1,000	1,156,650
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2043	1,000	1,161,555
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	1,500	1,796,491
New York (City of), NY Transitional Finance Authority, Series 2018 B-1, RB	5.00%	08/01/2045	1,000	1,213,638
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	4.00%	07/15/2046	1,000	1,154,473
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2037	1,000	1,245,234
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	3.00%	11/01/2050	1,000	1,058,601
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2048	1,000	1,063,343
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2037	1,000	1,217,912
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2037	1,000	1,303,323
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	4.00%	11/01/2037	1,500	1,811,599
New York (State of) Dormitory Authority, Series 2012 B, RB	5.00%	03/15/2042	1,200	1,216,232
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2042	190	228,585
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2038	1,000	1,203,583
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	4.00%	02/15/2044	4,000	4,564,459
New York (State of) Dormitory Authority, Series 2017, Ref. RB	5.00%	02/15/2037	1,000	1,203,826
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2043	1,000	1,231,005
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2049	1,000	1,056,456
New York (State of) Dormitory Authority (Catholic Health System Obligated Group), Series 2019 A, Ref. RB	4.00%	07/01/2045	500	542,179
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	$1,000	$1,267,907
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	500	577,234
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	3.00%	02/01/2050	1,110	1,164,886
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	500	594,280
New York (State of) Dormitory Authority (New York University), Series 2001-1, RB, (INS - AMBAC)(a)	5.50%	07/01/2040	500	754,166
New York (State of) Dormitory Authority (NYU Hospitals Center), Series 2014, Ref. RB	5.00%	07/01/2034	1,500	1,664,119
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds), Series 2019 B, RB	5.00%	07/01/2050	500	631,077
New York (State of) Dormitory Authority (State University of New York), Series 2019 A, RB	4.00%	07/01/2049	1,785	2,048,890
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2046	1,000	1,158,385
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	2,000	2,109,209
New York (State of) Utility Debt Securitization Authority, Series 2013, RB	5.00%	12/15/2041	1,500	1,633,117
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	1,885	2,156,098
New York State Environmental Facilities Corp., Series 2016, Ref. RB	5.00%	06/15/2041	1,000	1,176,213
New York State Environmental Facilities Corp. (State Clean Water & Drinking Water), Series 2021, RB	3.00%	06/15/2040	1,000	1,116,151
New York State Urban Development Corp., Series 2019 A, Ref. RB	4.00%	03/15/2044	2,000	2,333,267
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	1,000	1,283,508
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2039	500	579,562
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2042	1,000	1,149,613
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2043	500	638,930
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	1,470	1,708,321
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2037	1,000	1,216,340
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2038	1,000	1,216,085
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	4.00%	05/15/2046	2,000	2,370,085
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2037	500	627,414
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2051	2,500	3,194,265
Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2038	2,000	2,481,109
				111,935,199
TOTAL INVESTMENTS IN SECURITIES(b)-96.90% (Cost $106,789,097)				112,970,395
OTHER ASSETS LESS LIABILITIES-3.10%				3,619,119
NET ASSETS-100.00%				$116,589,514

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
CEP	-Credit Enhancement Provider
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	5.59%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Preferred ETF (PGX)
November 30, 2021
(Unaudited)
	Shares	Value
Preferred Stocks-100.12%
Automobiles-1.18%
Ford Motor Co.
Pfd., 6.00%	1,690,158	$45,042,711
Pfd., 6.20%(b)	1,583,678	42,030,814
		87,073,525
Banks-34.86%
Associated Banc-Corp.
Series F, Pfd., 5.63%	85,515	2,278,975
Series E, Pfd., 5.88%	210,989	5,454,066
Bank of America Corp.
Series PP, Pfd., 4.13%(b)	2,292,510	55,937,244
Series QQ, Pfd., 4.25%(b)	2,740,000	67,815,000
Series NN, Pfd., 4.38%(b)	2,692,295	66,688,147
Series LL, Pfd., 5.00%(b)	3,048,376	78,587,133
Series KK, Pfd., 5.38%(b)	3,436,455	89,863,298
Series HH, Pfd., 5.88%	2,129,990	56,380,835
Series GG, Pfd., 6.00%	3,148,707	82,716,533
Bank of Hawaii Corp., Series A, Pfd., 4.38%(b)	384,394	9,613,694
Bank OZK, Series A, Pfd., 4.63%	320,000	7,836,800
Cadence Bank, Series A, Pfd., 5.50%	418,302	11,089,186
CIT Group, Inc., Series B, Pfd., 5.63%	404,348	10,480,700
Citigroup, Inc.
Series K, Pfd., 6.88%(c)	4,352,821	117,961,449
Series J, Pfd., 7.13%(c)	539,761	14,703,090
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%(b)	941,019	24,259,470
Series D, Pfd., 6.35%(c)	639,189	17,181,400
Cullen/Frost Bankers, Inc., Series B, Pfd., 4.45%(b)	309,771	7,889,867
Dime Community Bancshares, Inc., Pfd., 5.50%	215,907	5,581,196
Fifth Third Bancorp
Series K, Pfd., 4.95%(b)	534,236	14,077,119
Series A, Pfd., 6.00%	241,202	6,384,617
Series I, Pfd., 6.63%(b)(c)	1,090,358	29,799,484
First Citizens BancShares, Inc., Series A, Pfd., 5.38%(b)	684,400	18,047,628
First Horizon Corp.
Series F, Pfd., 4.70%(b)	313,703	7,892,767
Series D, Pfd., 6.10%(b)(c)	208,596	5,483,989
Pfd., 6.50%(b)	302,551	8,283,846
First Midwest Bancorp, Inc.
Series A, Pfd., 7.00%	215,999	5,907,573
Series C, Pfd., 7.00%(b)	117,149	3,209,883
First Republic Bank
Series M, Pfd., 4.00%(b)	1,588,287	36,340,007
Series K, Pfd., 4.13%(b)	1,093,414	25,946,714
Series L, Pfd., 4.25%(b)	1,647,048	39,479,741
Series J, Pfd., 4.70%(b)	782,572	20,041,669
Series H, Pfd., 5.13%	414,317	10,531,938
Series I, Pfd., 5.50%(b)	666,740	17,581,934
Fulton Financial Corp., Series A, Pfd., 5.13%(b)	443,886	11,447,820
Hancock Whitney Corp., Pfd., 6.25%	383,504	10,285,577
Huntington Bancshares, Inc.
Series H, Pfd., 4.50%(b)	1,008,900	25,283,034
Series C, Pfd., 5.70%(b)	420,084	10,993,598
	Shares	Value
Banks-(continued)
JPMorgan Chase & Co.
Series MM, Pfd., 4.20%(b)	4,573,216	$113,278,560
Series JJ, Pfd., 4.55%	3,473,985	88,725,577
Series LL, Pfd., 4.63%	4,225,471	108,467,841
Series GG, Pfd., 4.75%(b)	1,998,046	51,149,978
Series DD, Pfd., 5.75%(b)	3,460,052	92,037,383
Series EE, Pfd., 6.00%	3,046,704	82,169,607
KeyCorp
Series G, Pfd., 5.63%(b)	886,987	23,239,059
Series F, Pfd., 5.65%(b)	866,738	22,639,197
Series E, Pfd., 6.13%(b)(c)	1,087,739	32,120,933
People’s United Financial, Inc., Series A, Pfd., 5.63%(b)(c)	583,283	16,151,106
Regions Financial Corp.
Series E, Pfd., 4.45%	839,038	20,724,239
Series C, Pfd., 5.70%(c)	1,006,113	27,577,557
Series B, Pfd., 6.38%(b)(c)	1,077,322	29,971,098
Signature Bank, Series A, Pfd., 5.00%(b)	1,436,320	36,654,886
Silvergate Capital Corp., Series A, Pfd., 5.38%	414,419	10,256,870
SVB Financial Group, Series A, Pfd., 5.25%(b)	724,852	18,904,140
Synovus Financial Corp.
Series E, Pfd., 5.88%(b)(c)	780,348	20,702,632
Series D, Pfd., 6.30%(b)(c)	456,353	12,024,902
Texas Capital Bancshares, Inc., Series B, Pfd., 5.75%(b)	618,915	16,005,142
Truist Financial Corp.
Series R, Pfd., 4.75%	1,987,285	51,470,681
Series O, Pfd., 5.25%(b)	1,247,329	33,827,562
U.S. Bancorp
Series L, Pfd., 3.75%(b)	921,772	21,311,369
Series M, Pfd., 4.00%(b)	1,585,532	38,290,598
Series K, Pfd., 5.50%(b)	1,376,249	36,222,874
Valley National Bancorp
Series B, Pfd., 5.50%(b)(c)	216,142	5,459,747
Series A, Pfd., 6.25%(b)(c)	218,978	6,641,603
Webster Financial Corp., Series F, Pfd., 5.25%	345,133	8,697,352
Wells Fargo & Co.
Series DD, Pfd., 4.25%(b)	2,774,271	68,080,610
Series CC, Pfd., 4.38%(b)	2,296,116	56,989,599
Series AA, Pfd., 4.70%(b)	2,493,486	63,534,023
Series Z, Pfd., 4.75%(b)	4,359,198	110,810,813
Series Y, Pfd., 5.63%(b)	1,314,534	33,336,582
Series Q, Pfd., 5.85%(c)	3,533,005	92,494,071
Series R, Pfd., 6.63%(b)(c)	1,712,905	46,556,758
Western Alliance Bancorporation, Series A, Pfd., 4.25%(c)	649,105	16,811,820
Wintrust Financial Corp.
Series D, Pfd., 6.50%(c)	262,180	7,275,495
Series E, Pfd., 6.88%(c)	615,299	17,148,383
Zions Bancorporation N.A., Series G, Pfd., 6.30%(c)	229,581	6,001,247
		2,583,098,915
Capital Markets-10.26%
Affiliated Managers Group, Inc.
Pfd., 4.20%(b)	434,426	10,430,568
Pfd., 4.75%	534,453	13,468,216
Pfd., 5.88%	636,148	16,749,777
See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Capital Markets-(continued)
Apollo Global Management, Inc.
Series A, Pfd., 6.38%(b)	589,418	$14,823,863
Series B, Pfd., 6.38%(b)	649,532	16,907,318
Brightsphere Investment Group, Inc., Pfd., 5.13%(b)	270,218	6,744,641
Brookfield Finance I (UK) PLC, Pfd., 4.50% (Canada)(b)	465,789	11,253,462
Brookfield Finance, Inc., Series 50, Pfd., 4.63% (Canada)(b)	827,998	20,368,751
Charles Schwab Corp. (The)
Series J, Pfd., 4.45%(b)	1,374,821	35,181,669
Series D, Pfd., 5.95%	1,554,424	39,404,648
Goldman Sachs Group, Inc. (The)
Series J, Pfd., 5.50%(c)	2,129,585	56,135,861
Series K, Pfd., 6.38%(b)(c)	1,461,918	40,495,129
Morgan Stanley
Series O, Pfd., 4.25%(b)	2,604,922	64,602,066
Series L, Pfd., 4.88%	1,225,494	31,679,020
Series K, Pfd., 5.85%(c)	2,091,505	59,649,723
Series I, Pfd., 6.38%(b)(c)	2,304,449	64,155,860
Series F, Pfd., 6.88%(b)(c)	1,415,585	38,744,561
Series E, Pfd., 7.13%(b)(c)	1,762,821	48,424,693
Northern Trust Corp., Series E, Pfd., 4.70%(b)	820,398	21,502,632
Oaktree Capital Group LLC
Series B, Pfd., 6.55%	528,571	13,975,417
Series A, Pfd., 6.63%	424,677	11,096,810
Prospect Capital Corp., Series A, Pfd., 5.35%	363,842	7,833,518
State Street Corp.
Series G, Pfd., 5.35%(b)(c)	1,019,780	28,196,917
Series D, Pfd., 5.90%(b)(c)	1,519,676	40,651,333
Stifel Financial Corp.
Series D, Pfd., 4.50%(b)	675,920	16,607,354
Pfd., 5.20%(b)	516,659	13,278,136
Series C, Pfd., 6.13%(b)	425,786	11,428,096
Series B, Pfd., 6.25%(b)	250,493	6,547,887
		760,337,926
Chemicals-0.15%
EI du Pont de Nemours and Co., Series B, Pfd., 4.50%(b)	100,634	11,371,642
Commercial Services & Supplies-0.34%
Pitney Bowes, Inc., Pfd., 6.70%	1,016,281	25,061,489
Consumer Finance-4.43%
Capital One Financial Corp.
Series N, Pfd., 4.25%(b)	869,310	21,306,788
Series L, Pfd., 4.38%(b)	1,544,395	37,775,902
Series K, Pfd., 4.63%(b)	201,661	5,174,621
Series J, Pfd., 4.80%	2,655,721	68,013,015
Series I, Pfd., 5.00%	3,110,601	80,626,778
Series G, Pfd., 5.20%	1,221,553	30,538,825
Series H, Pfd., 6.00%	1,049,869	26,246,725
Navient Corp., Pfd., 6.00%(b)	728,660	18,136,347
Synchrony Financial, Series A, Pfd., 5.63%(b)	1,541,816	40,549,761
		328,368,762
Diversified Financial Services-2.21%
Brookfield BRP Holdings Canada, Inc., Pfd., 4.63% (Canada)(b)	719,835	17,513,586
Carlyle Finance LLC, Pfd., 4.63%(b)	1,062,934	26,520,203
	Shares	Value
Diversified Financial Services-(continued)
Equitable Holdings, Inc.
Series C, Pfd., 4.30%(b)	688,561	$17,048,771
Series A, Pfd., 5.25%	1,680,277	43,788,019
KKR Group Finance Co. IX LLC, Pfd., 4.63%(b)	1,096,935	27,741,486
National Rural Utilities Cooperative Finance Corp., Pfd., 5.50%	528,023	14,055,972
Voya Financial, Inc., Series B, Pfd., 5.35%(b)(c)	603,047	17,017,986
		163,686,023
Diversified Telecommunication Services-4.85%
AT&T, Inc.
Series C, Pfd., 4.75%(b)	3,710,960	93,664,631
Series A, Pfd., 5.00%	2,520,507	64,777,030
Pfd., 5.35%	2,710,284	70,413,178
Pfd., 5.63%(b)	1,727,004	45,817,416
Qwest Corp.
Pfd., 6.50%	2,094,222	52,564,972
Pfd., 6.75%	1,247,183	32,127,434
		359,364,661
Electric Utilities-6.24%
Alabama Power Co., Series A, Pfd., 5.00%	521,765	13,461,537
Brookfield Infrastructure Finance ULC, Pfd., 5.00% (Canada)	468,810	11,762,443
Duke Energy Corp.
Pfd., 5.63%	1,101,373	29,230,439
Series A, Pfd., 5.75%	1,908,148	50,928,470
Entergy Arkansas LLC, Pfd., 4.88%	663,169	16,731,754
Entergy Louisiana LLC, Pfd., 4.88%	604,514	15,318,385
Entergy Mississippi LLC, Pfd., 4.90%	598,176	15,133,853
Entergy New Orleans LLC, Pfd., 5.50%(b)	599,747	15,125,619
Georgia Power Co., Series 2017-A, Pfd., 5.00%	602,026	15,466,048
Interstate Power and Light Co., Series D, Pfd., 5.10%	445,044	11,121,650
NextEra Energy Capital Holdings, Inc.
Series K, Investment Units, 5.25%(b)	1,054,404	26,444,452
Series N, Pfd., 5.65%(b)	1,471,445	39,581,871
SCE Trust II, Pfd., 5.10%	225,512	5,637,800
SCE Trust III, Series H, Pfd., 5.75%(c)	564,818	13,956,653
SCE Trust IV, Series J, Pfd., 5.38%(c)	827,066	20,527,778
SCE Trust V, Series K, Pfd., 5.45%(b)(c)	716,307	18,108,241
SCE Trust VI, Pfd., 5.00%(b)	1,055,519	26,176,871
Southern Co. (The)
Series C, Pfd., 4.20%(b)	1,583,549	40,174,638
Series 2020, Pfd., 4.95%	2,027,411	53,787,214
Pfd., 5.25%(b)	922,644	24,016,423
		462,692,139
Equity REITs-7.14%
Agree Realty Corp., Series A, Pfd., 4.25%	391,201	9,255,816
American Homes 4 Rent
Series F, Pfd., 5.88%(b)	466,958	11,837,385
Series G, Pfd., 5.88%	180,720	4,590,288
Series H, Pfd., 6.25%	179,525	4,712,531
Digital Realty Trust, Inc.
Series L, Pfd., 5.20%	720,179	19,192,770
Series J, Pfd., 5.25%	549,377	14,146,458
Series K, Pfd., 5.85%(b)	422,662	11,547,126

See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Equity REITs-(continued)
Diversified Healthcare Trust
Pfd., 5.63%(b)	761,124	$17,346,016
Pfd., 6.25%(b)	522,150	12,197,424
EPR Properties, Series G, Pfd., 5.75%(b)	356,743	8,925,710
Federal Realty Investment Trust, Series C, Pfd., 5.00%	316,805	8,008,830
Global Net Lease, Inc.
Series B, Pfd., 6.88%	19,050	490,156
Series A, Pfd., 7.25%(b)	283,892	7,244,924
Hudson Pacific Properties, Inc., Series C, Pfd., 4.75%	61,994	1,559,769
Kimco Realty Corp.
Series L, Pfd., 5.13%	476,236	12,020,197
Class M, Pfd., 5.25%(b)	540,071	13,863,623
Office Properties Income Trust, Pfd., 6.38%(b)	340,706	8,998,045
PS Business Parks, Inc.
Series Z, Pfd., 4.88%	650,733	17,088,249
Series Y, Pfd., 5.20%(b)	394,281	10,093,594
Series X, Pfd., 5.25%	480,311	12,382,418
Public Storage
Series N, Pfd., 3.88%(b)	643,678	15,860,226
Series O, Pfd., 3.90%(b)	423,460	10,493,339
Series Q, Pfd., 3.95%	326,440	8,010,838
Series P, Pfd., 4.00%(b)	1,393,530	34,211,161
Series R, Pfd., 4.00%(b)	514,912	12,862,502
Series M, Pfd., 4.13%	507,476	12,732,573
Series L, Pfd., 4.63%(b)	899,838	23,548,760
Series J, Pfd., 4.70%	30,913	796,628
Series K, Pfd., 4.75%	383,972	9,937,195
Series I, Pfd., 4.88%(b)	363,658	9,607,844
Series E, Pfd., 4.90%	1,317,665	33,257,865
Series G, Pfd., 5.05%(b)	1,039,499	26,517,619
Series F, Pfd., 5.15%(b)	633,944	16,114,856
Series H, Pfd., 5.60%(b)	557,087	15,069,203
SITE Centers Corp., Series A, Pfd., 6.38%(b)	290,089	7,260,928
SL Green Realty Corp., Series I, Pfd., 6.50%	476,794	12,301,285
Spirit Realty Capital, Inc., Series A, Pfd., 6.00%	401,342	10,194,087
Vornado Realty Trust
Series O, Pfd., 4.45%(b)	817,225	19,997,496
Series M, Pfd., 5.25%(b)	715,887	18,233,642
Series N, Pfd., 5.25%	562,139	14,441,351
Series L, Pfd., 5.40%	479,196	12,023,028
		528,973,755
Gas Utilities-0.34%
South Jersey Industries, Inc., Pfd., 5.63%	416,990	10,733,323
Spire, Inc., Series A, Pfd., 5.90%	527,271	14,194,135
		24,927,458
Independent Power and Renewable Electricity Producers-0.15%
Brookfield Renewable Partners L.P., Series 17, Pfd., 5.25% (Canada)	416,422	10,797,822
Insurance-15.26%
AEGON Funding Co. LLC, Pfd., 5.10% (Netherlands)	1,901,138	49,714,759
	Shares	Value
Insurance-(continued)
Allstate Corp. (The)
Series I, Pfd., 4.75%(b)	617,257	$16,233,859
Pfd., 5.10%(b)(c)	1,029,905	26,849,623
Series H, Pfd., 5.10%(b)	2,335,918	61,925,186
Series G, Pfd., 5.63%(b)	1,245,945	32,905,407
American Equity Investment Life Holding Co.
Series A, Pfd., 5.95%(c)	812,297	21,769,560
Series B, Pfd., 6.63%(b)(c)	644,854	17,727,036
American Financial Group, Inc.
Pfd., 4.50%(b)	443,496	11,566,376
Pfd., 5.13%(b)	448,218	11,779,169
Pfd., 5.63%(b)	302,473	8,584,184
Pfd., 5.88%	191,194	5,064,729
American International Group, Inc., Series A, Pfd., 5.85%(b)	1,041,399	27,607,487
Arch Capital Group Ltd.
Series G, Pfd., 4.55%(b)	1,067,178	27,202,367
Series F, Pfd., 5.45%	687,470	17,537,360
Argo Group International Holdings Ltd., Pfd., 7.00%(b)(c)	234,379	6,218,075
Argo Group U.S., Inc., Pfd., 6.50%(b)	270,338	6,904,433
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)	545,758	14,473,502
Pfd., 5.63% (Bermuda)(b)	532,296	13,834,373
Pfd., 5.95% (Bermuda)(c)	543,662	14,640,818
Assurant, Inc., Pfd., 5.25%(b)	427,605	11,263,116
Athene Holding Ltd.
Series D, Pfd., 4.88%(b)	1,203,810	30,480,469
Series B, Pfd., 5.63%(b)	677,091	17,875,202
Series A, Pfd., 6.35%(b)(c)	1,829,369	52,118,723
Series C, Pfd., 6.38%(b)(c)	1,259,674	35,006,340
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%	1,209,276	30,485,848
Brighthouse Financial, Inc.
Series D, Pfd., 4.63%(b)	467,124	11,790,210
Series C, Pfd., 5.38%(b)	1,102,890	28,289,129
Pfd., 6.25%	869,644	22,767,280
Series A, Pfd., 6.60%	881,469	23,482,334
Series B, Pfd., 6.75%(b)	824,610	22,487,115
CNO Financial Group, Inc., Pfd., 5.13%	355,011	8,885,925
Enstar Group Ltd.
Series D, Pfd., 7.00%(c)	895,758	25,538,061
Series E, Pfd., 7.00%(b)	212,269	5,659,092
Globe Life, Inc., Pfd., 4.25%(b)	693,847	17,415,560
Hartford Financial Services Group, Inc. (The), Series G, Pfd., 6.00%(b)	694,228	18,410,927
MetLife, Inc.
Series F, Pfd., 4.75%	2,003,896	51,279,699
Series E, Pfd., 5.63%(b)	1,797,858	46,996,008
PartnerRe Ltd., Series J, Pfd., 4.88% (Bermuda)(b)	366,214	9,440,997
Prudential Financial, Inc.
Pfd., 4.13%(b)	1,014,514	26,184,606
Pfd., 5.63%(b)	1,252,100	33,155,608
Prudential PLC, Pfd., 6.50% (United Kingdom)(b)	1,149,178	29,200,613
Reinsurance Group of America, Inc.
Pfd., 5.75%(b)(c)	845,119	23,933,770
Pfd., 6.20%(c)	773,754	20,133,079

See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Insurance-(continued)
RenaissanceRe Holdings Ltd.
Series G, Pfd., 4.20% (Bermuda)(b)	1,049,914	$25,649,399
Series F, Pfd., 5.75% (Bermuda)	516,536	13,404,109
Selective Insurance Group, Inc., Series B, Pfd., 4.60%(b)	444,057	11,088,103
SiriusPoint Ltd., Series B, Pfd., 8.00% (Bermuda)(c)	403,815	11,012,035
Unum Group, Pfd., 6.25%	676,044	17,719,113
W R Berkley Corp., Pfd., 4.13%(b)	603,960	15,515,732
W.R. Berkley Corp.
Pfd., 4.25%(b)	566,752	14,684,544
Pfd., 5.10%(b)	632,283	16,660,657
Pfd., 5.70%(b)	377,903	9,821,699
		1,130,373,405
Internet & Direct Marketing Retail-1.42%
Qurate Retail, Inc., Pfd., 8.00%	635,160	66,374,220
QVC, Inc.
Pfd., 6.25%	1,052,249	26,895,485
Pfd., 6.38%(b)	463,405	11,622,197
		104,891,902
Leisure Products-0.39%
Brunswick Corp.
Pfd., 6.38%(b)	467,953	12,321,203
Pfd., 6.50%(b)	372,129	9,876,304
Pfd., 6.63%(b)	261,064	6,944,302
		29,141,809
Multi-Utilities-3.85%
Algonquin Power & Utilities Corp.
Series 19-A, Pfd., 6.20% (Canada)(c)	736,246	20,364,564
Pfd., 6.88% (Canada)(c)	624,398	17,170,945
Brookfield Infrastructure Partners L.P.
Series 14, Pfd., 5.00% (Canada)	498,475	12,481,814
Series 13, Pfd., 5.13% (Canada)	441,894	10,897,106
CMS Energy Corp.
Series C, Pfd., 4.20%(b)	481,336	11,864,932
Pfd., 5.63%(b)	445,903	11,602,396
Pfd., 5.88%	580,537	15,546,781
Pfd., 5.88%	1,380,928	36,677,448
DTE Energy Co.
Pfd., 4.38%(b)	400,000	10,116,000
Series G, Pfd., 4.38%(b)	395,296	9,961,459
Series E, Investment Units, 5.25%	843,293	21,756,959
Series F, Investment Units, 6.00%(b)	872,271	21,780,607
Integrys Holding, Inc., Pfd., 6.00%(b)(c)	524,761	13,853,690
NiSource, Inc., Series B, Pfd., 6.50%(c)	1,067,969	28,749,726
Sempra Energy, Pfd., 5.75%	1,588,882	42,486,705
		285,311,132
Oil, Gas & Consumable Fuels-2.13%
DCP Midstream L.P.
Series B, Pfd., 7.88%(c)	346,624	8,537,349
Series C, Pfd., 7.95%(c)	240,689	5,949,832
Enbridge, Inc., Series B, Pfd., 6.38% (Canada)(c)	1,232,813	32,459,966
Energy Transfer L.P.
Series C, Pfd., 7.38%(c)	1,011,588	24,237,649
Series E, Pfd., 7.60%(c)	1,645,777	39,679,683
Series D, Pfd., 7.63%(c)	913,679	22,156,716
	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
NuStar Energy L.P.
Series B, Pfd., 7.63%(c)	734,536	$16,056,957
Series C, Pfd., 9.00%(c)	355,240	8,923,629
		158,001,781
Real Estate Management & Development-0.98%
Brookfield Property Partners L.P.
Series A, Pfd., 5.75%	518,059	12,267,637
Series A-2, Pfd., 6.38%	660,995	16,610,805
Series A-1, Pfd., 6.50%	377,057	9,513,148
Brookfield Property Preferred L.P., Pfd., 6.25%	1,375,766	34,435,423
		72,827,013
Textiles, Apparel & Luxury Goods-0.02%
Fossil Group, Inc., Pfd., 7.00%	54,035	1,359,521
Thrifts & Mortgage Finance-0.61%
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(c)	1,084,530	30,236,696
Washington Federal, Inc., Series A, Pfd., 4.88%(b)	590,494	15,069,407
		45,306,103
Trading Companies & Distributors-1.38%
Air Lease Corp., Series A, Pfd., 6.15%(b)(c)	555,853	14,496,646
Fortress Transportation and Infrastructure Investors LLC
Series B, Pfd., 8.00%(c)	285,758	7,166,811
Series A, Pfd., 8.25%(c)	210,308	5,268,215
Series C, Pfd., 8.25%(c)	209,272	5,374,105
Triton International Ltd.
Series E, Pfd., 5.75% (Bermuda)	387,696	10,029,695
Pfd., 6.88% (Bermuda)(b)	261,560	6,988,883
Pfd., 7.38% (Bermuda)	384,195	10,311,794
Pfd., 8.00% (Bermuda)	297,009	8,078,645
WESCO International, Inc., Series A, Pfd., 10.63%(c)	1,130,232	34,257,332
		101,972,126
Wireless Telecommunication Services-1.93%
Telephone & Data Systems, Inc., Series UU, Pfd., 6.63%	818,753	21,762,455
Telephone and Data Systems, Inc., Series VV, Pfd., 6.00%	1,492,951	38,771,937
United States Cellular Corp.
Pfd., 5.50%(b)	1,086,552	27,761,404
Pfd., 5.50%	1,079,662	27,509,788
Pfd., 6.25%(b)	1,026,287	27,309,497
		143,115,081
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $7,409,171,858)		7,418,053,990
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.79%
Invesco Private Government Fund, 0.02%(d)(e)(f)	61,769,383	61,769,383

See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	144,780,568	$144,824,000
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $206,603,862)		206,593,383
TOTAL INVESTMENTS IN SECURITIES-102.91% (Cost $7,615,775,720)		7,624,647,373
OTHER ASSETS LESS LIABILITIES-(2.91)%		(215,429,437)
NET ASSETS-100.00%		$7,409,217,936

Investment Abbreviations:
Pfd.	-Preferred
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2021.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$80,379,198	$370,852,092	$(451,231,290)	$-	$-	$-	$5,696
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	49,524,522	52,465,378	(40,220,517)	-	-	61,769,383	2,545*
Invesco Private Prime Fund	121,799,880	111,980,687	(88,944,755)	(10,480)	(1,332)	144,824,000	31,317*
Total	$251,703,600	$535,298,157	$(580,396,562)	$(10,480)	$(1,332)	$206,593,383	$39,558

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Taxable Municipal Bond ETF (BAB)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-96.45%
Alabama-0.80%
Auburn University, Series 2020 C, RB	2.53%	06/01/2040	$7,500	$7,473,844
Auburn University, Series 2020 C, RB	2.68%	06/01/2050	10,000	9,875,128
Birmingham (City of), AL Water Works Board, Series 2021, Ref. RB	2.51%	01/01/2036	1,000	1,028,823
Birmingham (City of), AL Water Works Board, Series 2021, Ref. RB	2.61%	01/01/2037	1,000	1,031,869
Birmingham (City of), AL Water Works Board, Series 2021, Ref. RB	2.71%	01/01/2038	1,000	1,035,031
				20,444,695
Alaska-0.01%
Alaska (State of) Municipal Bond Bank Authority, Series 2021 2, Ref. RB	3.03%	12/01/2041	250	254,702
Arizona-1.43%
Arizona (State of) Department of Transportation State Highway Fund Revenue, Series 2020, Ref. RB	2.46%	07/01/2030	2,560	2,675,476
Flagstaff (City of), AZ, Series 2020 A, COP	3.01%	05/01/2040	5,000	5,094,609
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 B, RB	3.17%	09/01/2051	3,000	3,136,304
Scottsdale Municipal Property Corp., Series 2021 B, Ref. RB	1.23%	07/01/2028	5,000	4,885,953
Tempe (City of), AZ, Series 2021, COP	2.59%	07/01/2037	2,950	2,941,270
Tucson (City of), AZ, Series 2010, RB	5.79%	07/01/2026	1,275	1,476,033
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	0.24%	07/01/2022	2,000	1,999,524
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	0.31%	07/01/2023	2,000	1,989,858
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	0.46%	07/01/2024	2,000	1,973,911
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	0.83%	07/01/2025	750	738,736
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	1.31%	07/01/2027	1,000	976,121
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	1.70%	07/01/2029	500	492,207
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	1.93%	07/01/2031	2,000	1,978,210
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	2.86%	07/01/2047	2,000	2,021,754
Yuma (City of), AZ, Series 2021, RB	2.63%	07/15/2038	4,000	4,072,908
				36,452,874
Arkansas-0.01%
University of Arkansas, Series 2021 B, RB	3.10%	12/01/2041	150	152,302
California-23.17%
Bay Area Toll Authority, Series 2010 S1, RB	6.79%	04/01/2030	2,075	2,538,809
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-1, RB	7.04%	04/01/2050	3,605	6,568,689
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-3, RB	6.91%	10/01/2050	3,025	5,554,507
California (State of), Series 2009, GO Bonds	7.50%	04/01/2034	11,460	17,664,133
California (State of), Series 2009, GO Bonds	7.55%	04/01/2039	18,860	32,100,616
California (State of), Series 2009, GO Bonds	7.30%	10/01/2039	14,160	22,644,581
California (State of), Series 2009, GO Bonds	7.35%	11/01/2039	8,505	13,669,828
California (State of), Series 2010, GO Bonds	7.63%	03/01/2040	4,500	7,579,501
California (State of), Series 2010, GO Bonds	7.60%	11/01/2040	7,500	13,116,356
California (State of), Series 2018, Ref. GO Bonds	4.50%	04/01/2033	9,850	11,454,832
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.77%	12/01/2034	7,510	7,163,951
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.79%	12/01/2035	5,325	5,016,988
California (State of) Earthquake Authority, Series 2020 B, RB	1.33%	07/01/2022	10,000	10,055,436
California (State of) Earthquake Authority, Series 2020 B, RB	1.48%	07/01/2023	11,100	11,231,464
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 B, Ref. RB	3.74%	06/01/2047	8,000	8,142,708
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.24%	10/01/2027	1,000	986,493
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.47%	10/01/2028	1,000	990,826
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.60%	10/01/2029	1,000	992,872
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.69%	10/01/2030	1,000	993,744
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.84%	10/01/2031	1,000	998,763
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	2.72%	10/01/2040	1,000	1,019,343
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	2.79%	10/01/2043	1,500	1,519,874
California (State of) Infrastructure & Economic Development Bank (UCSF Neurosciences Building 19A), Series 2010 A, RB	6.49%	05/15/2049	1,000	1,535,652
California (State of) Municipal Finance Authority (FBI San Diego), Series 2020, RB	2.52%	10/01/2035	4,935	4,824,988
California (State of) Public Works Board (California State University), Series 2010 B-2, RB	7.80%	03/01/2035	800	1,170,339
California (State of) Statewide Communities Development Authority (Green Bonds), Series 2021, Ref. RB	2.68%	02/01/2039	1,850	1,864,445
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Statewide Communities Development Authority (Marin General Hospital), Series 2018 B, RB	4.82%	08/01/2045	$2,000	$2,191,400
California State University, Series 2010 B, RB	6.48%	11/01/2041	900	1,325,658
California State University, Series 2020 B, Ref. RB	2.98%	11/01/2051	5,000	5,320,528
California State University, Series 2021 B, Ref. RB	2.80%	11/01/2041	10,000	10,083,351
California State University, Series 2021 B, Ref. RB	2.72%	11/01/2052	5,000	5,146,726
Carson (City of), CA (Carson Pension Obligation), Series 2020, RB	3.70%	01/15/2044	3,000	3,158,347
Chula Vista (City of), CA, Series 2021, RB, (INS - BAM)(a)	2.71%	06/01/2041	10,000	9,775,475
Chula Vista (City of), CA, Series 2021, RB, (INS - BAM)(a)	2.81%	06/01/2045	10,000	9,744,057
Downey (City of), CA, Series 2021, RB	2.85%	06/01/2040	750	753,275
Downey (City of), CA, Series 2021, RB	3.00%	06/01/2044	550	550,524
East Bay Municipal Utility District Wastewater System Revenue, Series 2010, RB	5.03%	06/01/2032	3,000	3,790,094
East Bay Municipal Utility District Water System Revenue, Series 2010, RB	5.87%	06/01/2040	3,000	4,388,242
El Monte (City of), CA, Series 2020, RB, (INS - AGM)(a)	3.92%	08/01/2050	10,000	10,648,299
El Segundo (City of), CA, Series 2021, RB	3.06%	07/01/2040	1,500	1,521,513
Fresno (City of), CA, Series 2010 A2, Ref. RB	6.50%	06/01/2030	2,000	2,508,193
Golden State Tobacco Securitization Corp., Series 2021, Ref. RB	3.12%	06/01/2038	12,500	12,845,614
Hayward Unified School District, Series 2020, Ref. GO Bonds, (INS - AGM)(a)	2.87%	08/01/2040	4,000	4,053,416
Hesperia Unified School District, Series 2020, Ref. COP, (INS - AGM)(a)	3.05%	02/01/2041	3,000	3,096,519
Huntington Beach (City of), CA, Series 2021, Ref. RB	0.38%	06/15/2023	500	497,499
Huntington Beach (City of), CA, Series 2021, Ref. RB	0.62%	06/15/2024	1,500	1,481,553
Huntington Beach (City of), CA, Series 2021, Ref. RB	1.07%	06/15/2025	2,000	1,977,795
Inglewood (City of), CA, Series 2020, RB, (INS - AGM)(a)	3.92%	09/01/2050	6,000	6,385,930
Jurupa Community Services District, Series 2010 B, COP	6.35%	09/01/2025	1,030	1,212,331
Jurupa Community Services District, Series 2010 B, COP	6.50%	09/01/2026	1,070	1,307,556
Jurupa Community Services District, Series 2010 B, COP	6.60%	09/01/2027	1,125	1,421,307
Jurupa Community Services District, Series 2010 B, COP	6.70%	09/01/2028	1,170	1,525,397
Jurupa Community Services District, Series 2010 B, COP	7.19%	09/01/2040	2,000	3,219,762
Long Beach (City of), CA, Series 2009 C, RB	7.77%	06/01/2039	250	251,327
Los Angeles (City of), CA Department of Water & Power, Series 2009 C, RB	5.38%	07/01/2024	500	555,634
Los Angeles (City of), CA Department of Water & Power, Series 2009 C, RB	6.01%	07/01/2039	2,270	3,044,921
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB	6.57%	07/01/2045	6,000	9,968,617
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB	6.60%	07/01/2050	1,715	3,032,919
Los Angeles Community College District, Series 2010, GO Bonds	6.60%	08/01/2042	3,000	4,825,819
Los Angeles Community College District, Series 2020, Ref. GO Bonds	0.77%	08/01/2025	14,500	14,325,487
Los Angeles Community College District, Series 2020, Ref. GO Bonds	1.81%	08/01/2030	5,000	4,982,853
Los Angeles Community College District, Series 2020, Ref. GO Bonds	2.83%	08/01/2039	3,500	3,615,815
Los Angeles Unified School District, Series 2010 J-05, GO Bonds	5.98%	05/01/2027	500	608,289
Los Angeles Unified School District, Series 2021, GO Bonds	3.00%	01/01/2022	3,750	3,758,436
Montebello (City of), CA, Series 2020, RB, (INS - AGM)(a)	4.06%	06/01/2039	6,000	6,546,668
Montebello (City of), CA, Series 2020, RB, (INS - AGM)(a)	4.26%	06/01/2045	3,000	3,249,421
Monterey Park (City of), CA, Series 2021 A, RB	3.02%	06/01/2043	2,500	2,513,855
Municipal Improvement Corp. of Los Angeles, Series 2021 A, Ref. RB	0.42%	11/01/2023	1,000	995,837
Municipal Improvement Corp. of Los Angeles, Series 2021 A, Ref. RB	0.68%	11/01/2024	1,000	991,102
Municipal Improvement Corp. of Los Angeles, Series 2021 A, Ref. RB	0.95%	11/01/2025	1,000	988,482
Napa Valley Unified School District, Series 2010 B, GO Bonds	6.51%	08/01/2043	3,000	4,652,679
Northern California Power Agency, Series 2010, RB	7.31%	06/01/2040	1,000	1,503,699
Oakland (Port of), CA, Series 2020 R, Ref. RB	0.82%	05/01/2023	715	718,033
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.08%	05/01/2024	625	628,100
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.18%	05/01/2025	600	600,552
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.52%	05/01/2026	600	603,314
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.67%	05/01/2027	875	878,565
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.95%	05/01/2028	700	707,115
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.05%	05/01/2029	1,000	1,009,140
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.10%	05/01/2030	500	504,296
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.20%	05/01/2031	375	377,937
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.30%	05/01/2032	850	858,009
Oxnard School District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	2.63%	08/01/2041	8,040	8,024,690
Paramount Unified School District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	3.27%	08/01/2051	5,000	5,217,451
Pasadena (City of), CA, Series 2020 A, Ref. RB	3.24%	05/01/2045	5,000	5,187,804
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Pomona (City of), CA, Series 2020 BJ, RB	3.72%	08/01/2040	$3,250	$3,476,524
Pomona (City of), CA, Series 2020 BJ, RB	3.82%	08/01/2046	1,500	1,595,404
Rancho Santiago Community College District, Series 2020 A-1, Ref. GO Bonds	0.96%	09/01/2026	5,500	5,448,639
Rancho Water District Financing Authority, Series 2021 A, Ref. RB	2.60%	08/01/2040	850	863,621
Rancho Water District Financing Authority, Series 2021 A, Ref. RB	2.70%	08/01/2046	1,475	1,493,532
Regents of the University of California Medical Center, Series 2009 F, RB	6.46%	05/15/2029	475	579,775
Regents of the University of California Medical Center, Series 2009 F, RB	6.58%	05/15/2049	5,335	8,453,448
Riverside (City of), CA, Series 2009 B, RB	6.35%	10/01/2039	500	751,365
Riverside (City of), CA (Riverside Pension Obligation), Series 2020 A, RB	3.86%	06/01/2045	2,000	2,194,739
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.69%	08/01/2041	1,000	1,013,224
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.79%	08/01/2045	1,000	1,008,656
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.86%	08/01/2049	1,000	1,012,330
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, Ref. RB	4.23%	10/15/2038	2,000	2,242,732
San Diego (County of), CA Water Authority (Green Bonds), Series 2020 A, Ref. RB	0.59%	05/01/2024	2,000	1,989,985
San Diego (County of), CA Water Authority (Green Bonds), Series 2020 A, Ref. RB	0.74%	05/01/2025	2,000	1,977,244
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	2.83%	06/15/2050	1,325	1,366,971
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	3.08%	06/15/2060	1,000	1,049,007
San Francisco (City & County of), CA (525 Golden Gate Avenue - San Francisco Public Utilities Commission Office), Series 2009 D, COP	6.49%	11/01/2041	3,000	4,424,980
San Francisco (City & County of), CA (Clean & Safe Neighborhood Parks), Series 2010 D, GO Bonds	6.26%	06/15/2030	3,850	5,127,772
San Francisco (City & County of), CA (San Francisco General Hospital), Series 2010 C, GO Bonds	6.26%	06/15/2030	1,500	2,010,372
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 C, Ref. RB	3.35%	05/01/2051	2,000	2,108,099
San Francisco (City of), CA Municipal Transportation Agency, Series 2021 A, Ref. RB	2.80%	03/01/2044	500	506,654
San Francisco (City of), CA Public Utilities Commission, Series 2010 B, RB	6.00%	11/01/2040	2,245	3,120,346
San Francisco (City of), CA Public Utilities Commission, Series 2010, RB	5.70%	11/01/2027	3,000	3,705,251
San Francisco (City of), CA Public Utilities Commission, Series 2010, RB	6.00%	11/01/2040	2,480	3,461,925
San Francisco (City of), CA Public Utilities Commission, Series 2010, RB	6.95%	11/01/2050	4,600	7,839,260
San Francisco Community College District, Series 2020 A1, GO Bonds	3.17%	06/15/2041	4,000	4,163,723
San Jose (City of), CA Financing Authority (Ice Centre), Series 2020 B, RB	3.42%	06/01/2041	3,850	4,015,143
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	3.08%	08/01/2025	2,000	2,128,217
San Jose Unified School District, Series 2021, Ref. GO Bonds	2.31%	08/01/2039	7,000	6,885,923
San Luis Unit/Westlands Water District Financing Authority, Series 2020 A, RB, (INS - AGM)(a)	3.74%	09/01/2050	2,500	2,687,350
Santa Ana (City of), CA, Series 2021 A, RB	3.10%	08/01/2044	1,500	1,524,456
Santa Clara Valley Transportation Authority, Series 2010, RB	5.88%	04/01/2032	1,025	1,271,991
Santa Clara Valley Water District, Series 2016 B, Ref. RB	4.35%	06/01/2046	3,000	3,326,206
Santa Monica Community College District, Series 2020, Ref. GO Bonds	2.70%	08/01/2040	1,230	1,237,569
Santa Monica Community College District, Series 2020, Ref. GO Bonds	2.80%	08/01/2044	1,700	1,706,606
Southern California Public Power Authority, Series 2010, RB	5.92%	07/01/2035	2,000	2,763,053
Tulare (County of), CA, Series 2018, RB	4.45%	06/01/2037	2,000	2,238,328
University of California, Series 2010 F, RB	5.95%	05/15/2045	8,745	12,589,570
University of California, Series 2015 AQ, RB	4.77%	05/15/2115	1,577	2,360,358
University of California, Series 2015 J, Ref. RB	4.13%	05/15/2045	10,000	12,077,082
University of California, Series 2016 AS, Ref. RB	3.55%	05/15/2039	1,500	1,706,239
University of California, Series 2019 BD, RB	3.35%	07/01/2029	15,000	16,680,046
University of California, Series 2020 BG, RB	0.88%	05/15/2025	10,000	9,919,564
University of California, Series 2020 BG, RB	1.32%	05/15/2027	16,110	15,994,673
University of California, Series 2020 BG, RB	1.61%	05/15/2030	7,500	7,328,516
University of California, Series 2021 BI, Ref. RB	0.87%	05/15/2026	1,000	981,770
University of California, Series 2021 BI, Ref. RB	1.27%	05/15/2027	1,000	990,023
University of California, Series 2021 BI, Ref. RB	1.37%	05/15/2028	1,000	982,172
University of California, Series 2021 BI, Ref. RB	1.70%	05/15/2029	1,000	992,286
University of California, Series 2021 BI, Ref. RB	1.90%	05/15/2030	1,000	999,130
University of California, Series 2021 BI, Ref. RB	2.00%	05/15/2031	1,000	1,002,572
University of California, Series 2021 BI, Ref. RB	2.05%	05/15/2032	1,000	1,003,346
University of California, Series 2021 BI, Ref. RB	2.15%	05/15/2033	1,000	1,003,027
University of California, Series 2021 BI, Ref. RB	2.25%	05/15/2034	1,000	1,002,650
University of California, Series 2021 BI, Ref. RB	2.35%	05/15/2035	1,000	1,002,432
University of California, Series 2021 BI, Ref. RB	2.45%	05/15/2036	1,000	1,006,788
				589,449,629
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-1.26%
Aurora (City of), CO (Green Bonds), Series 2021 B, Ref. RB	2.72%	08/01/2046	$1,925	$1,948,328
Board of Governors of Colorado State University System, Series 2010 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.96%	03/01/2033	1,000	1,279,071
Colorado (State of) Bridge Enterprise (Central 70), Series 2021 B, RB	0.92%	12/31/2023	7,500	7,515,517
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 B, Ref. RB	3.70%	11/01/2039	1,200	1,355,807
Colorado Mesa University, Series 2009 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.80%	05/15/2040	1,215	1,687,830
Denver (City & County of), CO, Series 2016 B, Ref. RB	3.82%	08/01/2032	1,000	1,096,360
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.52%	11/15/2032	2,000	2,081,310
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.62%	11/15/2033	1,500	1,559,554
Denver City & County School District No. 1, Series 2009 C, GO Bonds	5.66%	12/01/2033	500	662,739
Regional Transportation District, Series 2010 B, RB	5.84%	11/01/2050	5,025	8,092,046
Regional Transportation District, Series 2010, COP	7.67%	06/01/2040	3,000	4,734,200
				32,012,762
Connecticut-1.08%
Connecticut (State of), Series 2021 A, GO Bonds	0.31%	06/01/2023	315	313,748
Connecticut (State of), Series 2021 A, GO Bonds	0.51%	06/01/2024	500	495,316
Connecticut (State of), Series 2021 A, GO Bonds	0.92%	06/01/2025	250	248,235
Connecticut (State of), Series 2021 A, GO Bonds	1.12%	06/01/2026	400	397,297
Connecticut (State of), Series 2021 A, GO Bonds	1.50%	06/01/2027	350	346,645
Connecticut (State of), Series 2021 A, GO Bonds	1.65%	06/01/2028	450	447,968
Connecticut (State of), Series 2021 A, GO Bonds	1.89%	06/01/2029	440	439,688
Connecticut (State of), Series 2021 A, GO Bonds	1.99%	06/01/2030	650	650,566
Connecticut (State of), Series 2021 A, GO Bonds	2.09%	06/01/2031	850	850,928
Connecticut (State of) Health & Educational Facilities Authority (Stamford Hospital), Series 2021 L-2, RB	3.54%	07/01/2051	2,660	2,810,479
Hartford (County of), CT Metropolitan District (Clean Water), Series 2020, Ref. RB	2.56%	04/01/2039	6,000	6,026,162
New Britain (City of), CT, Series 2018, Ref. GO Bonds, (INS - BAM)(a)	4.35%	03/01/2039	4,835	5,317,107
New Britain (City of), CT, Series 2020 B, Ref. GO Bonds, (INS - AGM)(a)	3.25%	09/01/2042	4,000	4,120,014
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.24%	08/01/2030	2,000	2,510,526
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.39%	08/01/2040	1,645	2,419,145
				27,393,824
Delaware-0.29%
University of Delaware, Series 2018, RB	4.07%	11/01/2050	5,770	7,402,433
District of Columbia-0.37%
District of Columbia, Series 2010 F, RB	4.91%	12/01/2023	4,500	4,880,251
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2009, RB	7.46%	10/01/2046	2,480	4,493,184
				9,373,435
Florida-3.68%
Deltona (City of), FL, Series 2021, Ref. RB, (INS - BAM)(a)	2.84%	10/01/2050	3,000	3,033,839
Escambia (County of), FL Health Facilities Authority, Series 2020, Ref. RB, (INS - AGM)(a)	3.61%	08/15/2040	5,750	6,200,109
Fort Lauderdale (City of), FL, Series 2020, Ref. RB	0.75%	01/01/2024	22,600	22,581,027
Gainesville (City of), FL, Series 2020, RB	3.05%	10/01/2040	17,000	17,152,543
JEA Electric System, Series 2009 F, RB	6.41%	10/01/2034	500	655,826
JEA Water & Sewer System, Series 2010 A, RB	6.21%	10/01/2033	1,250	1,648,155
Lee Memorial Health System, Series 2010 A, RB	7.28%	04/01/2027	2,500	3,084,362
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.14%	10/01/2027	5,000	5,368,521
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.18%	10/01/2028	3,600	3,878,712
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.28%	10/01/2029	2,700	2,931,283
Miami-Dade (County of), FL, Series 2020 B, RB	0.38%	04/01/2023	2,000	1,996,062
Miami-Dade (County of), FL, Series 2020 B, Ref. RB	1.23%	10/01/2025	1,500	1,490,662
Miami-Dade (County of), FL, Series 2020 B, Ref. RB	3.27%	10/01/2041	2,250	2,325,767
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.29%	10/01/2031	500	499,392
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.44%	10/01/2032	500	502,791
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.54%	10/01/2033	500	504,051
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.74%	10/01/2036	1,000	1,011,004
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.79%	10/01/2037	500	505,026
Miami-Dade (County of), FL Transit System, Series 2010 B, RB	5.53%	07/01/2032	2,500	3,077,551
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Reedy Creek Improvement District, Series 2020 A, Ref. GO Bonds	2.73%	06/01/2038	$2,500	$2,586,384
St. Johns (County of), FL Industrial Development Authority (Flagler Health), Series 2020 A, Ref. RB, (INS - AGM)(a)	3.80%	10/01/2050	8,975	9,568,063
St. Johns (County of), FL Industrial Development Authority (Flagler Health), Series 2020 B, Ref. RB, (INS - AGM)(a)	2.54%	10/01/2030	2,000	2,087,999
State Board of Administration Finance Corp., Series 2020 A, RB	2.15%	07/01/2030	1,000	1,005,784
				93,694,913
Georgia-2.16%
Atlanta (City of), GA, Series 2020, Ref. RB	2.26%	11/01/2035	4,000	4,067,161
Fulton (County of), GA Development Authority (Georgia Tech Foundation), Series 2019, Ref. RB	3.13%	11/01/2049	8,500	9,194,997
Georgia (State of) Municipal Electric Authority, Series 2010, RB	7.06%	04/01/2057	9,661	14,658,010
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB	6.66%	04/01/2057	6,495	10,282,765
Richmond (County of), GA Board of Education, Series 2021, GO Bonds	5.00%	10/01/2023	15,500	16,835,410
				55,038,343
Hawaii-2.34%
Hawaii (State of), Series 2010, GO Bonds	5.53%	02/01/2030	1,000	1,280,000
Hawaii (State of), Series 2017 A, RB	3.89%	07/01/2037	1,250	1,341,286
Hawaii (State of), Series 2020 E, Ref. RB	2.23%	07/01/2029	2,200	2,236,363
Hawaii (State of), Series 2020 FZ, GO Bonds	0.89%	08/01/2026	6,910	6,780,493
Hawaii (State of), Series 2020 FZ, GO Bonds	2.00%	08/01/2027	5,000	5,143,998
Hawaii (State of), Series 2020 FZ, GO Bonds	1.60%	08/01/2031	3,000	2,919,960
Hawaii (State of), Series 2020 FZ, GO Bonds	1.70%	08/01/2032	5,000	4,876,858
Hawaii (State of), Series 2020 FZ, GO Bonds	1.87%	08/01/2033	8,000	7,865,184
Hawaii (State of), Series 2020 FZ, GO Bonds	1.98%	08/01/2034	6,000	5,907,659
Hawaii (State of), Series 2020 FZ, GO Bonds	2.07%	08/01/2035	15,000	14,748,184
Hawaii (State of), Series 2020 GB, GO Bonds	0.85%	10/01/2025	2,000	1,979,481
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	0.30%	07/01/2023	200	199,277
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	0.55%	07/01/2024	100	99,167
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.47%	07/01/2030	500	485,496
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.62%	07/01/2031	1,000	980,339
Kauai (County of), HI, Series 2010 A, GO Bonds	5.76%	08/01/2033	2,000	2,795,171
				59,638,916
Idaho-0.03%
Idaho (State of) Housing & Finance Association, Series 2010 A-2, RB	6.35%	07/15/2028	595	729,492
Illinois-5.41%
Chicago (City of), IL, Series 2009 C, GO Bonds	6.21%	01/01/2036	8,280	10,553,860
Chicago (City of), IL, Series 2009 D, GO Bonds	6.26%	01/01/2040	2,000	2,571,768
Chicago (City of), IL, Series 2010 B, GO Bonds	7.52%	01/01/2040	2,000	2,862,091
Chicago (City of), IL, Series 2010 B, Ref. GO Bonds	6.21%	01/01/2032	4,515	5,594,505
Chicago (City of), IL, Series 2011 C1, GO Bonds	7.78%	01/01/2035	1,665	2,352,279
Chicago (City of), IL, Series 2015 B, GO Bonds	7.38%	01/01/2033	2,170	2,889,328
Chicago (City of), IL (O’Hare International Airport), Series 2010 B, RB	6.40%	01/01/2040	5,750	8,818,814
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.47%	01/01/2049	10,000	13,642,884
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.57%	01/01/2054	9,580	13,661,989
Chicago (City of), IL Board of Education, Series 2009 E, GO Bonds	6.14%	12/01/2039	8,700	10,855,578
Chicago (City of), IL Transit Authority, Series 2020 B, Ref. RB	3.60%	12/01/2035	10,000	11,202,040
Chicago (City of), IL Transit Authority, Series 2020 B, Ref. RB	3.91%	12/01/2040	3,000	3,442,741
Chicago O’Hare International Airport, Series 2020 D, Ref. RB	0.96%	01/01/2023	1,000	1,004,539
Chicago O’Hare International Airport, Series 2020 D, Ref. RB	1.37%	01/01/2025	5,970	6,003,144
Chicago O’Hare International Airport, Series 2020 D, Ref. RB	1.70%	01/01/2026	4,865	4,918,844
Chicago O’Hare International Airport, Series 2020 D, Ref. RB	2.35%	01/01/2030	3,000	3,061,119
Chicago O’Hare International Airport, Series 2020 D, Ref. RB	2.45%	01/01/2031	2,000	2,054,466
Chicago O’Hare International Airport, Series 2020 D, Ref. RB	2.55%	01/01/2032	2,000	2,069,144
Illinois (State of), Series 2010 2, GO Bonds	6.90%	03/01/2035	9,300	12,550,535
Illinois (State of), Series 2010, GO Bonds	6.75%	03/01/2028	1,815	2,239,168
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020, Ref. RB	3.51%	05/15/2041	5,000	5,237,546
Itasca (Village of), IL, Series 2009 A, GO Bonds	6.10%	02/01/2034	200	200,675
Itasca (Village of), IL, Series 2009 A, GO Bonds	6.20%	02/01/2039	320	321,058
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Northern Illinois Municipal Power Agency, Series 2010, RB	7.62%	01/01/2030	$210	$258,990
Sales Tax Securitization Corp., Series 2020 B, Ref. RB	2.96%	01/01/2032	2,500	2,655,720
Sales Tax Securitization Corp., Series 2020 B, Ref. RB, (INS - BAM)(a)	3.41%	01/01/2043	6,000	6,657,505
				137,680,330
Indiana-0.21%
Indianapolis Local Public Improvement Bond Bank, Series 2010 A-2, RB	5.85%	01/15/2030	1,000	1,202,997
Indianapolis Local Public Improvement Bond Bank, Series 2010 B-2, RB	5.97%	01/15/2030	3,500	4,162,959
				5,365,956
Kansas-0.14%
Kansas (State of) Department of Transportation, Series 2010, RB	4.60%	09/01/2035	1,560	1,951,972
Kansas (State of) Development Finance Authority, Series 2021 K, RB, (INS - BAM)(a)	2.77%	05/01/2051	1,500	1,536,488
				3,488,460
Kentucky-0.21%
Kenton (County of), KY Airport Board, Series 2019, RB	4.69%	01/01/2049	1,000	1,106,896
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.12%	07/01/2049	2,000	2,029,731
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.22%	07/01/2053	2,000	2,037,483
Louisville (City of) & Jefferson (County of), KY Metropolitan Government, Series 2009, GO Bonds	5.45%	11/15/2027	200	241,510
				5,415,620
Louisiana-1.73%
Louisiana (State of), Series 2020 A-2, Ref. RB	2.23%	05/01/2036	2,000	1,981,843
Louisiana (State of), Series 2020 A-2, Ref. RB	2.53%	05/01/2041	3,000	2,982,104
Louisiana (State of), Series 2020 C-1, Ref. GO Bonds	1.86%	06/01/2032	3,000	3,015,805
Louisiana (State of) Energy & Power Authority (Unit No. 1), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.17%	06/01/2040	1,500	1,527,253
Louisiana (State of) Energy & Power Authority (Unit No. 1), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.25%	06/01/2044	1,000	1,019,597
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority, Series 2020, Ref. RB, (INS - AGM)(a)	2.59%	02/01/2043	9,225	8,885,413
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority, Series 2020, Ref. RB, (INS - AGM)(a)	2.64%	02/01/2048	9,000	8,916,330
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center), Series 2020, RB, (INS - AGM)(a)	2.28%	06/01/2030	10,000	10,118,490
Louisiana (State of) Transportation Authority, Series 2021 A, Ref. RB	3.08%	08/15/2043	1,000	1,014,096
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.84%	06/01/2041	1,400	1,410,919
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.89%	12/01/2041	1,500	1,514,072
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.94%	06/01/2045	870	872,519
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.99%	12/01/2045	850	854,898
				44,113,339
Maine-0.04%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 B, Ref. RB, (INS - AGM)(a)	3.12%	07/01/2043	1,000	1,054,985
Maryland-0.93%
Baltimore (City of), MD (Wastewater), Series 2020 A, Ref. RB	0.70%	07/01/2024	1,125	1,120,212
Baltimore (City of), MD (Wastewater), Series 2020 A, Ref. RB	0.85%	07/01/2025	1,000	989,180
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	0.70%	07/01/2024	1,000	995,744
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	0.85%	07/01/2025	1,500	1,483,770
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.14%	07/01/2026	760	752,591
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.34%	07/01/2027	1,000	987,751
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.58%	07/01/2028	605	599,693
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	2.81%	07/01/2040	1,000	1,025,632
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	2.86%	07/01/2043	1,345	1,375,920
Baltimore (County of), MD, Series 2010 C, GO Bonds	4.45%	11/01/2026	5,000	5,750,278
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.36%	08/01/2023	500	497,541
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.53%	08/01/2024	500	493,834
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.81%	08/01/2025	500	492,089
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.91%	08/01/2026	715	698,835
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.25%	08/01/2027	1,000	983,517
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.30%	08/01/2028	$1,000	$973,589
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.64%	08/01/2029	1,000	987,070
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.69%	08/01/2030	500	487,134
Maryland (State of) Transportation Authority, Series 2010 B, RB	5.60%	07/01/2030	1,200	1,478,502
Maryland Economic Development Corp. (Seagirt Marine Terminal), Series 2019, RB	4.75%	06/01/2042	1,500	1,599,881
				23,772,763
Massachusetts-3.19%
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds	4.48%	05/01/2024	4,300	4,665,355
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds	4.91%	05/01/2029	7,765	9,353,905
Massachusetts (Commonwealth of), Series 2010 D, GO Bonds	4.50%	08/01/2031	2,000	2,394,564
Massachusetts (Commonwealth of), Series 2020 C, Ref. GO Bonds	0.39%	07/01/2022	4,000	4,004,545
Massachusetts (Commonwealth of), Series 2020 C, Ref. GO Bonds	0.51%	07/01/2023	2,000	2,000,505
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	0.28%	11/01/2022	21,135	21,133,301
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	0.70%	11/01/2025	2,000	1,968,339
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	0.99%	11/01/2026	1,000	986,578
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.14%	11/01/2027	3,000	2,952,289
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.37%	11/01/2028	2,500	2,469,798
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.67%	11/01/2031	2,000	1,978,184
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.87%	11/01/2033	2,000	1,977,553
Massachusetts (Commonwealth of) (Green Bonds), Series 2016 F, GO Bonds	3.28%	06/01/2046	1,500	1,655,238
Massachusetts (State of) Bay Transportation Authority, Series 2010, RB	5.87%	07/01/2040	2,000	2,815,589
Massachusetts (State of) Clean Water Trust (The), Series 2010, RB	5.19%	08/01/2040	1,110	1,303,059
Massachusetts (State of) College Building Authority, Series 2009 C, RB	5.83%	05/01/2030	5,000	6,158,403
Massachusetts (State of) Development Finance Agency (Wellforce, Inc.), Series 2020 D, RB, (INS - AGM)(a)	3.52%	10/01/2046	5,000	5,267,163
Massachusetts (State of) Port Authority, Series 2021 C, Ref. RB	2.72%	07/01/2042	1,200	1,205,353
Massachusetts (State of) Port Authority, Series 2021 C, Ref. RB	2.87%	07/01/2051	525	526,386
Massachusetts (State of) School Building Authority, Series 2009, RB	5.72%	08/15/2039	450	628,466
University of Massachusetts Building Authority, Series 2010 2, RB	4.55%	11/01/2025	1,500	1,689,134
University of Massachusetts Building Authority, Series 2021 2, Ref. RB	2.65%	11/01/2036	3,805	3,917,798
				81,051,505
Michigan-1.46%
Great Lakes Water Authority, Series 2020 B, Ref. RB, (INS - AGM)(a)	2.62%	07/01/2036	8,800	9,170,836
Macomb (County of), MI, Series 2020, Ref. GO Bonds	1.67%	11/01/2029	3,000	2,974,149
Michigan (State of) Building Authority, Series 2020, Ref. RB	2.71%	10/15/2040	4,000	3,933,065
Michigan (State of) Finance Authority, Series 2021 A-1, RN	3.00%	07/20/2022	6,785	6,906,461
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	0.34%	09/01/2022	1,000	1,000,000
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	0.54%	09/01/2023	1,000	997,234
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	0.80%	09/01/2024	500	496,721
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.12%	09/01/2025	250	248,293
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.27%	09/01/2026	500	495,140
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.53%	09/01/2027	500	496,663
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.68%	09/01/2028	1,000	992,052
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.88%	09/01/2029	500	498,110
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	2.03%	09/01/2030	1,000	1,000,473
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	2.13%	09/01/2031	1,000	1,002,528
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	3.23%	09/01/2047	2,000	2,043,787
University of Michigan, Series 2010 A, RB	5.51%	04/01/2030	250	306,115
University of Michigan, Series 2020 B, RB	1.67%	04/01/2030	1,050	1,039,148
Western Michigan University, Series 2021 B, Ref. RB, (INS - AGM)(a)	2.88%	11/15/2043	3,500	3,644,317
				37,245,092
Minnesota-0.13%
Western Minnesota Municipal Power Agency, Series 2019 A, Ref. RB	3.23%	01/01/2046	3,000	3,303,789
Mississippi-1.74%
Medical Center Educational Building Corp. (Captial Improvement), Series 2020, Ref. RB	2.92%	06/01/2041	4,000	4,030,598
Mississippi (State of), Series 2009 D, GO Bonds	5.54%	10/01/2029	2,899	3,471,292
Mississippi (State of), Series 2010, GO Bonds	5.25%	11/01/2034	1,000	1,282,214
Mississippi (State of), Series 2020 A, Ref. GO Bonds	0.94%	11/01/2026	14,500	14,238,245
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi-(continued)
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.04%	11/01/2027	$5,000	$4,873,270
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.63%	11/01/2031	7,500	7,372,244
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.73%	11/01/2032	7,000	6,927,361
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.78%	11/01/2033	2,000	1,963,136
				44,158,360
Missouri-1.77%
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport), Series 2020, Ref. RB	0.89%	03/01/2022	3,000	3,001,282
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport), Series 2020, Ref. RB	1.08%	03/01/2023	3,390	3,392,832
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport), Series 2020, Ref. RB	1.30%	03/01/2024	2,815	2,811,885
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport), Series 2020, Ref. RB	1.40%	03/01/2025	3,000	2,976,591
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2019 B, RB	4.20%	10/01/2049	5,000	6,392,886
Missouri (State of) Highway & Transportation Commission, Series 2009 C, RB	4.96%	05/01/2023	2,250	2,387,683
Missouri (State of) Highway & Transportation Commission, Series 2009 C, RB	5.06%	05/01/2024	6,000	6,584,033
Missouri (State of) Highway & Transportation Commission, Series 2010 B, RB	5.02%	05/01/2025	1,000	1,124,409
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street), Series 2009 A, RB	6.89%	01/01/2042	10,000	15,141,332
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street), Series 2010 A, RB	7.60%	01/01/2032	1,000	1,333,007
				45,145,940
Montana-0.12%
Montana (State of) Facility Finance Authority (Benefis Health Systems Obligated Group), Series 2021 B, RB	3.25%	08/15/2051	1,500	1,566,801
Montana (State of) Facility Finance Authority (Billings Clinic Obligated Group), Series 2021, RB	3.00%	08/15/2051	1,500	1,559,560
				3,126,361
Nebraska-0.26%
University of Nebraska Facilities Corp., Series 2019 A, Ref. RB	3.04%	10/01/2049	6,000	6,616,280
Nevada-0.34%
Clark (County of), NV, Series 2010 A, GO Bonds	6.55%	07/01/2030	1,500	1,863,544
Clark (County of), NV, Series 2010 A, GO Bonds	6.75%	07/01/2038	1,620	2,456,179
Washoe (County of), NV (Streets & Highways), Series 2010 H, RB	7.45%	02/01/2040	3,000	4,426,779
				8,746,502
New Hampshire-0.51%
New Hampshire (State of) Business Finance Authority (Birmingham Care Center), Series 2021, RB	3.78%	01/01/2036	4,200	4,524,263
New Hampshire (State of) Business Finance Authority (Butler Health Care Center), Series 2020, RB	3.28%	10/01/2037	2,970	3,017,234
New Hampshire (State of) Business Finance Authority (Lease), Series 2021, Ref. RB	3.30%	04/01/2032	3,000	3,022,651
New Hampshire (State of) Business Finance Authority (VA Eugene Health Care Center), Series 2020, Ref. RB	3.18%	01/01/2036	1,985	1,992,872
New Hampshire (State of) Turnpike System, Series 2009, RB	6.01%	11/01/2039	250	351,888
				12,908,908
New Jersey-2.95%
Camden (County of), NJ Improvement Authority (The) (County Capital Program), Series 2009 A, RB	6.18%	01/15/2027	500	557,863
New Jersey (State of) Educational Facilities Authority (New Jersey City University), Series 2010 G, RB	6.19%	07/01/2040	3,000	3,008,246
New Jersey (State of) Educational Facilities Authority (New Jersey City University), Series 2021, Ref. RB, (INS - AGM)(a)	4.43%	07/01/2051	2,000	2,251,428
New Jersey (State of) Educational Facilities Authority (Seton Hall University), Series 2020 D, RB, (INS - AGM)(a)	3.96%	07/01/2048	1,400	1,482,186
New Jersey (State of) Educational Facilities Authority (The College of New Jersey), Series 2020, Ref. RB, (INS - AGM)(a)	3.61%	07/01/2050	10,000	10,522,445
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 B, RB	6.56%	12/15/2040	7,455	11,328,017
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 C, RB	5.75%	12/15/2028	1,990	2,357,558
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	0.90%	01/01/2025	500	495,523
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.05%	01/01/2026	7,725	7,610,001
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.28%	01/01/2027	500	492,089
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.48%	01/01/2028	230	226,263
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.71%	01/01/2029	$250	$246,639
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.81%	01/01/2030	500	492,655
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.86%	01/01/2031	500	490,462
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	2.78%	01/01/2040	1,000	1,019,602
New Jersey Institute of Technology, Series 2020 B, Ref. RB	3.42%	07/01/2042	6,955	7,595,056
Passaic (County of), NJ Improvement Authority, Series 2010, RB	6.54%	08/01/2031	1,000	1,003,617
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.57%	12/15/2029	500	658,574
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.82%	12/15/2039	500	796,017
Rutgers The State University of New Jersey, Series 2010, RB	5.55%	05/01/2029	905	1,056,400
Rutgers The State University of New Jersey, Series 2019 R, Ref. RB	3.27%	05/01/2043	3,500	3,793,693
Rutgers The State University of New Jersey, Series 2020 S, Ref. RB	2.56%	05/01/2040	6,000	6,002,116
Rutgers The State University of New Jersey, Series 2020 S, Ref. RB	2.68%	05/01/2046	5,000	4,911,318
South Jersey Port Corp., Series 2009, RB	7.37%	01/01/2040	5,000	6,740,890
				75,138,658
New York-13.80%
Long Island (City of), NY Power Authority, Series 2020 C, Ref. RB	0.76%	03/01/2023	5,250	5,254,602
Long Island (City of), NY Power Authority, Series 2021 C, Ref. RB	0.36%	03/01/2023	3,000	2,991,133
Metropolitan Transportation Authority, Series 2009, RB	5.87%	11/15/2039	335	441,586
Metropolitan Transportation Authority, Series 2009, RB	7.34%	11/15/2039	2,015	3,274,084
Metropolitan Transportation Authority, Series 2010 A2, RB	6.09%	11/15/2040	2,500	3,526,163
Metropolitan Transportation Authority, Series 2010 E, RB	6.81%	11/15/2040	6,525	9,447,713
Metropolitan Transportation Authority, Series 2010, RB	6.65%	11/15/2039	1,800	2,549,097
Metropolitan Transportation Authority, Series 2010, RB	6.67%	11/15/2039	7,250	10,416,037
Metropolitan Transportation Authority, Series 2010, RB	6.69%	11/15/2040	3,745	5,325,430
Monroe County Industrial Development Corp. (University of Rochester), Series 2020, RB	2.85%	07/01/2050	3,000	3,026,969
New York & New Jersey (States of) Port Authority, Series 2011, RB	4.93%	10/01/2051	11,485	16,367,358
New York & New Jersey (States of) Port Authority, Series 2012, RB	4.46%	10/01/2062	8,200	11,253,938
New York & New Jersey (States of) Port Authority, Series 2020 AAA, RB	1.09%	07/01/2023	23,945	24,134,601
New York & New Jersey (States of) Port Authority, Series 2021, RB	3.18%	07/15/2060	7,500	7,720,034
New York (City of), NY, Series 2010 D-1, GO Bonds	5.99%	12/01/2036	1,500	2,014,715
New York (City of), NY, Series 2010 G-1, GO Bonds	5.97%	03/01/2036	8,495	11,768,769
New York (City of), NY, Series 2010 H-1, GO Bonds	5.65%	06/01/2027	1,000	1,156,259
New York (City of), NY, Series 2010 H-1, GO Bonds	5.85%	06/01/2040	5,000	7,220,600
New York (City of), NY, Series 2011 F-1, GO Bonds	6.27%	12/01/2037	7,920	11,450,536
New York (City of), NY, Series 2019 A-2, GO Bonds	2.13%	08/01/2024	15,000	15,433,894
New York (City of), NY, Series 2019 A-2, GO Bonds	2.63%	08/01/2028	10,000	10,458,512
New York (City of), NY, Series 2020 D-3, GO Bonds	2.22%	03/01/2035	6,930	6,743,787
New York (City of), NY, Series 2021 D, Ref. GO Bonds	1.92%	08/01/2031	2,000	1,972,896
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.02%	08/01/2032	2,000	1,964,271
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.12%	08/01/2033	6,875	6,717,969
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.17%	08/01/2034	4,000	3,899,554
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.22%	08/01/2035	3,000	2,891,453
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.42%	08/01/2036	3,140	3,062,410
New York (City of), NY Educational Construction Fund, Series 2010 A, RB	6.00%	04/01/2035	2,000	2,757,722
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.68%	03/01/2033	2,000	2,065,943
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.73%	03/01/2034	3,000	3,099,023
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.78%	03/01/2035	3,000	3,088,088
New York (City of), NY Municipal Water Finance Authority, Series 2010 GG, RB	5.72%	06/15/2042	4,460	6,782,011
New York (City of), NY Transitional Finance Authority, Series 2010, RB	5.51%	08/01/2037	1,575	2,111,691
New York (City of), NY Transitional Finance Authority, Series 2011 S-1B, RB	6.83%	07/15/2040	3,785	5,460,787
New York (City of), NY Transitional Finance Authority, Series 2019 B-2, RB	2.11%	11/01/2024	5,000	5,159,923
New York (State of) Dormitory Authority, Series 2009 F, RB	5.29%	03/15/2025	200	227,135
New York (State of) Dormitory Authority, Series 2010 C, RB	4.90%	02/15/2023	1,400	1,474,250
New York (State of) Dormitory Authority, Series 2010 D, RB	5.00%	03/15/2024	2,100	2,299,657
New York (State of) Dormitory Authority, Series 2010 D, RB	5.50%	03/15/2030	2,760	3,262,186
New York (State of) Dormitory Authority, Series 2010 H, RB	5.29%	03/15/2033	1,345	1,644,040
New York (State of) Dormitory Authority, Series 2010 H, RB	5.39%	03/15/2040	1,800	2,462,740
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2019 B, Ref. RB	3.14%	07/01/2043	$2,000	$2,108,645
New York (State of) Dormitory Authority, Series 2020 F, Ref. RB	3.19%	02/15/2043	5,000	5,398,287
New York (State of) Dormitory Authority, Series 2021 B, Ref. RB	0.58%	03/15/2024	500	497,585
New York (State of) Dormitory Authority, Series 2021 B, Ref. RB	1.06%	03/15/2025	500	499,740
New York (State of) Dormitory Authority, Series 2021 B, Ref. RB	1.26%	03/15/2026	2,000	1,995,071
New York (State of) Dormitory Authority, Series 2021 C, RB	0.49%	03/15/2024	1,000	993,159
New York (State of) Dormitory Authority, Series 2021 C, RB	0.89%	03/15/2025	1,000	993,845
New York (State of) Dormitory Authority, Series 2021 C, RB	1.19%	03/15/2026	1,000	994,420
New York (State of) Dormitory Authority, Series 2021 C, RB	1.54%	03/15/2027	1,000	999,744
New York (State of) Dormitory Authority, Series 2021 C, RB	1.75%	03/15/2028	1,000	995,276
New York (State of) Dormitory Authority, Series 2021 C, RB	1.95%	03/15/2029	1,000	1,001,525
New York (State of) Dormitory Authority, Series 2021 C, RB	2.05%	03/15/2030	1,000	1,002,020
New York (State of) Dormitory Authority, Series 2021 C, RB	2.15%	03/15/2031	1,000	1,005,533
New York (State of) Dormitory Authority, Series 2021 C, RB	2.25%	03/15/2032	1,000	1,004,734
New York (State of) Dormitory Authority, Series 2021 C, RB	2.20%	03/15/2034	1,000	1,000,260
New York (State of) Dormitory Authority (General Purpose), Series 2020 F, Ref. RB	3.03%	02/15/2033	6,970	7,493,032
New York (State of) Dormitory Authority (New York University), Series 2018 B, RB	4.85%	07/01/2048	5,000	5,790,643
New York (State of) Dormitory Authority (New York University), Series 2020 B, Ref. RB	2.77%	07/01/2043	5,000	5,015,266
New York (State of) Dormitory Authority (New York University) (Green Bonds), Series 2019, RB	4.01%	07/01/2049	3,000	3,712,576
New York (State of) Housing Finance Agency, Series 2019 A, Ref. VRD RB(b)	0.10%	11/01/2045	9,700	9,700,000
New York (State of) Thruway Authority, Series 2019 M, Ref. RB	2.90%	01/01/2035	5,000	5,353,777
New York City Housing Development Corp. (Sustainability Bonds), Series 2021 B, RB	2.95%	11/01/2041	5,000	5,113,465
New York State Environmental Facilities Corp., Series 2010, RB	5.71%	06/15/2030	1,000	1,266,183
New York State Urban Development Corp., Series 2010 B, RB	5.84%	03/15/2040	2,000	2,645,309
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.80%	03/15/2031	5,000	4,846,759
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.90%	03/15/2032	5,000	4,851,184
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.02%	07/01/2024	2,000	2,021,354
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.12%	01/01/2025	2,750	2,769,212
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.22%	07/01/2025	2,500	2,489,801
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.27%	01/01/2026	2,000	2,012,083
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.32%	07/01/2026	1,000	1,005,686
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.42%	07/01/2027	2,000	2,012,089
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.47%	07/01/2028	3,000	3,002,704
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.57%	07/01/2029	2,000	2,001,100
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.67%	07/01/2030	1,000	1,004,422
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 B, Ref. RB	1.61%	12/01/2022	1,100	1,107,835
Triborough Bridge & Tunnel Authority, Series 2009 B, RB	5.50%	11/15/2039	2,715	3,826,104
Triborough Bridge & Tunnel Authority, Series 2010, RB	5.45%	11/15/2032	2,280	2,926,743
Westchester County Local Development Corp. (Sarah Lawrence College), Series 2020 A, Ref. RB	6.25%	06/01/2050	4,000	5,125,469
Westchester Local Development Corp. (Westchester Medical Center Obligated Group), Series 2020, Ref. RB, (INS - AGM)(a)	3.85%	11/01/2050	7,750	8,307,991
Western Nassau County Water Authority, Series 2010 B, RB	6.70%	04/01/2040	500	745,712
				351,015,909
Ohio-2.88%
American Municipal Power, Inc., Series 2009 B, RB	6.45%	02/15/2044	2,000	3,018,881
American Municipal Power, Inc. (Combined Hydroelectric), Series 2010 B, RB	8.08%	02/15/2050	9,930	19,164,095
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 B, RB	7.50%	02/15/2050	3,395	5,713,896
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 E, RB	6.27%	02/15/2050	2,075	3,031,607
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2009 C, RB	6.05%	02/15/2043	8,005	12,032,290
Buckeye Tobacco Settlement Financing Authority, Series 2020 A-1, Ref. RB	1.65%	06/01/2023	7,500	7,607,504
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Columbus (City of), OH Regional Airport Authority, Series 2019, RB	4.20%	12/15/2048	$1,000	$1,071,576
Cuyahoga (County of), OH, Series 2010, RB	8.22%	02/15/2040	1,000	1,472,112
Franklin (County of), OH (Nationwide Children’s Hospital), Series 2019 B, RB	3.38%	11/01/2050	8,000	9,094,998
Franklin (County of), OH Convention Facilities Authority, Series 2010, RB	6.39%	12/01/2030	1,000	1,286,557
Franklin (County of), OH Convention Facilities Authority, Series 2010, RB	6.54%	12/01/2036	1,070	1,539,021
JobsOhio Beverage System, Series 2020 A, Ref. RB	2.83%	01/01/2038	2,000	2,122,218
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	3.70%	01/01/2043	1,000	1,159,632
Ohio State University (The), Series 2020, Ref. RB	3.02%	12/01/2050	5,000	5,025,994
				73,340,381
Oklahoma-0.24%
Oklahoma (State of) Municipal Power Authority, Series 2021 B, Ref. RB, (INS - AGM)(a)	2.80%	01/01/2041	1,000	1,015,017
Oklahoma (State of) Turnpike Authority, Series 2020 B, Ref. RB	0.63%	01/01/2023	1,500	1,504,362
Oklahoma (State of) Turnpike Authority, Series 2020 B, Ref. RB	0.80%	01/01/2024	2,000	2,003,019
Oklahoma (State of) Turnpike Authority, Series 2020 B, Ref. RB	0.90%	01/01/2025	1,500	1,492,750
				6,015,148
Oregon-1.25%
Metro, Series 2019, GO Bonds	3.25%	06/01/2028	10,000	11,093,414
Morrow (Port of), OR (Bonneville Cooperation Project No. 4), Series 2016, RB	2.99%	09/01/2036	4,000	4,413,404
Oregon (State of), Series 2003, GO Bonds	5.89%	06/01/2027	2,000	2,359,224
Oregon (State of) Department of Transportation, Series 2010, RB	5.83%	11/15/2034	1,000	1,366,184
Oregon (State of) Department of Transportation, Series 2020 B, Ref. RB	1.66%	11/15/2031	4,000	3,938,046
Oregon (State of) Facilities Authority (Willamette University), Series 2021 B, RB	4.10%	10/01/2041	1,000	1,054,973
Oregon State University, Series 2019, RB	4.05%	04/01/2052	6,000	6,571,873
Portland (Port of), OR (Portland International Airport), Series 2019, RB	4.24%	07/01/2049	1,000	1,083,182
				31,880,300
Pennsylvania-3.46%
Allegheny (County of), PA, Series 2020 C-79, Ref. GO Bonds	2.09%	11/01/2033	18,000	18,278,955
Commonwealth Financing Authority, Series 2010 C2, RB	5.59%	06/01/2030	2,000	2,400,182
Commonwealth Financing Authority, Series 2019 A, RB	3.81%	06/01/2041	5,000	5,870,524
Commonwealth Financing Authority, Series 2019 A, RB, (INS - AGM)(a)	3.66%	06/01/2038	20,000	23,164,842
Erie (City of), PA Water Authority, Series 2020, RB, (INS - AGM)(a)	3.46%	06/01/2060	3,140	3,461,680
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.23%	12/01/2050	2,700	2,787,736
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.48%	12/01/2055	4,000	4,207,720
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.63%	12/01/2059	4,500	4,783,303
Pennsylvania (Commonwealth of), Series 2010 B, GO Bonds	4.65%	02/15/2026	4,955	5,357,717
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2010, RB	6.14%	04/01/2030	1,000	1,239,419
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009, RB	6.11%	12/01/2039	1,443	2,094,438
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 A, Ref. RB	3.42%	12/01/2041	5,000	5,307,423
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 A, Ref. RB	3.44%	12/01/2043	3,000	3,147,396
Philadelphia (City of), PA Authority for Industrial Development, Series 2021, Ref. RB	0.94%	04/15/2024	750	747,873
Philadelphia (City of), PA Authority for Industrial Development, Series 2021, Ref. RB	1.43%	04/15/2025	500	500,979
Philadelphia (City of), PA Authority for Industrial Development, Series 2021, Ref. RB	1.63%	04/15/2026	500	501,740
School District of Philadelphia (The), Series 2010, GO Bonds	6.62%	06/01/2030	1,000	1,256,707
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2017 C, Ref. RB	3.01%	09/15/2041	2,750	2,969,883
				88,078,517
South Carolina-1.63%
Charleston Educational Excellence Finance Corp., Series 2020, Ref. RB	1.42%	12/01/2027	10,000	9,867,787
South Carolina (State of) Jobs-Economic Development Authority, Series 2020, RB, (INS - AGM)(a)	2.73%	07/01/2030	10,000	10,322,105
South Carolina (State of) Public Service Authority, Series 2010 C, RB	6.45%	01/01/2050	9,050	14,760,519
South Carolina (State of) Public Service Authority, Series 2016 D, RB, (INS - AGM)(a)	2.39%	12/01/2023	1,355	1,398,806
South Carolina Student Loan Corp., Series 2020, RB	3.59%	12/01/2039	5,000	5,064,918
				41,414,135
Tennessee-0.21%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Vanderbilt University), Seris 2016 B, RB	4.05%	07/01/2026	1,000	1,106,279
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.39%	07/01/2030	250	241,805
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.49%	07/01/2031	100	96,750
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.59%	07/01/2032	$125	$120,666
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.79%	07/01/2034	200	193,289
Nashville (City of) & Davidson (County of), TN Metropolitan Government (Vanderbilt University Medical Center), Series 2021 B, RB	3.24%	07/01/2052	2,500	2,591,667
Tennessee (State of) School Bond Authority, Series 2021 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	0.17%	11/01/2022	1,000	998,734
				5,349,190
Texas-10.19%
Austin (City of), TX, Series 2021, Ref. RB, (INS - AGM)(a)	2.86%	11/15/2042	2,585	2,670,640
Board of Regents of the University of Texas System, Series 2020 B, RB	2.44%	08/15/2049	7,500	7,589,602
Board of Regents of The University of Texas System, Series 2010 C, RB	4.64%	08/15/2030	10,000	11,988,388
Channelview Independent School District, Series 2010 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.93%	08/15/2035	2,000	2,006,533
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2019 A, Ref. RB	1.88%	11/01/2022	5,690	5,772,778
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2019 A, Ref. RB	1.94%	11/01/2023	5,800	5,946,641
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	1.33%	11/01/2025	3,250	3,262,323
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	1.65%	11/01/2026	2,400	2,421,587
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	2.92%	11/01/2050	17,000	17,759,109
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	0.63%	11/01/2023	1,705	1,705,771
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.01%	11/01/2024	2,000	2,003,235
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.30%	11/01/2025	1,000	1,002,496
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.53%	11/01/2026	1,000	1,003,136
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.73%	11/01/2027	1,000	1,001,942
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.93%	11/01/2028	750	751,790
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.04%	11/01/2029	2,000	2,002,144
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.14%	11/01/2030	2,000	1,999,588
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.74%	11/01/2035	15,000	15,118,332
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.87%	11/01/2037	1,500	1,508,924
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.84%	11/01/2046	2,500	2,547,305
Dallas (City of), TX Independent School District, Series 2010 C, GO Bonds, (CEP - Texas Permanent School Fund)	6.45%	02/15/2035	5,170	5,437,749
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2024	1,000	1,085,731
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2025	250	277,137
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2026	1,000	1,128,456
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2027	250	286,347
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2028	1,000	1,160,381
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2029	500	586,276
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	1.94%	08/15/2030	1,000	1,021,255
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.01%	08/15/2031	1,000	1,028,634
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.09%	08/15/2032	250	258,059
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.19%	08/15/2034	250	257,950
Dallas Convention Center Hotel Development Corp., Series 2009, RB	7.09%	01/01/2042	2,780	3,972,319
Denison Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.74%	08/01/2041	10,000	10,219,189
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 B, Ref. RB, (INS - AGM)(a)	3.71%	11/15/2056	4,000	4,229,756
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 C, Ref. RB, (INS - AGM)(a)	3.86%	11/15/2040	2,255	2,445,791
Houston (City of), TX, Series 2020 C, Ref. RB	1.82%	07/01/2027	6,050	6,100,709
North Texas Tollway Authority, Series 2009, RB	6.72%	01/01/2049	1,700	2,923,917
North Texas Tollway Authority, Series 2020, Ref. RB	3.08%	01/01/2042	500	511,701
North Texas Tollway Authority, Series 2021, Ref. RB	3.01%	01/01/2043	1,000	1,030,913
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
San Antonio (City of), TX, Series 2020, Ref. GO Bonds	0.36%	02/01/2022	$5,000	$5,001,717
San Antonio (City of), TX, Series 2020, Ref. GO Bonds	0.48%	02/01/2023	13,000	13,003,711
San Antonio (City of), TX, Series 2020, Ref. GO Bonds	0.84%	02/01/2025	10,000	9,928,617
San Antonio Education Facilities Corp. (Trinity University), Series 2020, Ref. RB	3.24%	06/01/2050	10,000	10,262,112
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGM)(a)	3.29%	09/01/2040	500	525,408
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGM)(a)	3.42%	09/01/2050	1,000	1,045,859
Texas (State of), Series 2009, GO Bonds	5.52%	04/01/2039	9,680	13,920,817
Texas (State of), Series 2021 A, Ref. GO Bonds	0.51%	10/01/2023	1,000	998,665
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2025	1,000	1,142,790
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2026	1,450	1,699,748
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2027	3,175	3,805,367
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2028	3,250	3,969,696
Texas (State of), Series 2021 A, Ref. GO Bonds	4.00%	10/01/2029	1,790	2,101,589
Texas (State of), Series 2021 A, Ref. GO Bonds	1.84%	10/01/2030	1,780	1,807,854
Texas (State of), Series 2021 A, Ref. GO Bonds	1.94%	10/01/2031	1,595	1,630,122
Texas (State of), Series 2021 B, Ref. GO Bonds	0.51%	10/01/2023	1,000	998,665
Texas (State of), Series 2021 B, Ref. GO Bonds	0.79%	10/01/2024	1,000	996,996
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2025	1,000	1,142,790
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2026	1,570	1,840,416
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2027	2,780	3,331,943
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2028	1,685	2,058,134
Texas (State of), Series 2021 B, Ref. GO Bonds	3.00%	10/01/2029	3,655	4,023,507
Texas (State of), Series 2021 B, Ref. GO Bonds	1.84%	10/01/2030	4,200	4,265,724
Texas (State of), Series 2021 B, Ref. GO Bonds	1.94%	10/01/2031	1,000	1,022,020
Texas (State of), Series 2021 B, Ref. GO Bonds	2.04%	10/01/2032	1,570	1,609,303
Texas (State of), Series 2021 B, Ref. GO Bonds	2.14%	10/01/2033	1,000	1,026,915
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB	3.03%	08/15/2041	2,000	2,036,352
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.03%	04/01/2026	2,000	2,217,261
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.18%	04/01/2030	11,715	14,309,193
Texas A&M University, Series 2019 A, RB	4.20%	05/15/2048	2,500	2,840,857
Texas A&M University, Series 2019 B, Ref. RB	2.62%	05/15/2029	3,000	3,180,079
Texas A&M University, Series 2021 B, RB	2.81%	05/15/2041	1,000	1,021,068
Uptown Development Authority, Series 2021 B, RB, (INS - AGM)(a)	3.46%	09/01/2040	1,160	1,218,459
Waco Educational Finance Corp. (Baylor University), Series 2020, Ref. RB	2.84%	03/01/2040	5,000	5,136,357
				259,144,645
Utah-0.75%
Salt Lake (County of), UT Municipal Building Authority, Series 2009, RB	5.82%	12/01/2029	500	611,623
Utah (State of), Series 2009 D, GO Bonds	4.55%	07/01/2024	420	444,526
Utah (State of), Series 2010 B, GO Bonds	3.54%	07/01/2025	2,355	2,469,228
Utah (State of) Transit Authority, Series 2009 B, RB	5.94%	06/15/2039	1,815	2,559,036
Utah (State of) Transit Authority (Green Bonds), Series 2021, Ref. RB	1.72%	12/15/2027	4,000	4,018,071
Utah (State of) Transit Authority (Green Bonds), Series 2021, Ref. RB	1.82%	12/15/2028	4,000	4,017,441
Utah (State of) Transit Authority (Green Bonds), Series 2021, Ref. RB	1.94%	12/15/2029	5,000	5,044,419
				19,164,344
Virgin Islands-0.30%
Virgin Islands (Government of) Water & Power Authority, Series 2010, RB, (INS - AGM)(a)	6.85%	07/01/2035	5,795	7,508,889
Washington-2.15%
Benton (County of), WA Public Utility District No. 1, Series 2010, RB	6.55%	11/01/2030	750	996,196
Central Puget Sound Regional Transit Authority, Series 2009 S-2T, RB	5.49%	11/01/2039	1,855	2,621,967
Cowlitz (County of), WA Public Utility District No. 1, Series 2010, RB	6.88%	09/01/2032	6,500	8,836,642
Douglas (County of), WA Public Utility District No. 1, Series 2010 1-B, RB	5.25%	09/01/2030	1,830	2,123,647
Grant (County of), WA Public Utility District No. 2, Series 2010, Ref. RB	5.73%	01/01/2030	2,500	3,158,081
Grant (County of), WA Public Utility District No. 2, Series 2010, Ref. RB	5.83%	01/01/2040	2,750	3,931,344
King (County of), WA, Series 2020 B, Ref. RB	1.30%	01/01/2028	15,990	15,662,063
King (County of), WA, Series 2020 B, Ref. RB	1.46%	01/01/2029	5,915	5,783,057
Seattle (Port of), WA, Series 2017, Ref. RB	3.76%	05/01/2036	500	548,191
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Tacoma (City of), WA, Series 2010 B, RB	5.37%	12/01/2030	$1,000	$1,253,649
Tacoma (City of), WA, Series 2010 B, RB, (INS - AGM)(a)	5.79%	01/01/2032	2,570	3,450,934
University of Washington, Series 2021 B, Ref. RB	2.62%	04/01/2042	2,000	2,014,541
Washington (State of), Series 2010, GO Bonds	5.09%	08/01/2033	2,000	2,517,980
Washington (State of) Biomedical Research Facilities 3, Series 2010 B, RB	6.42%	07/01/2030	1,435	1,793,868
				54,692,160
Wisconsin-1.82%
Wisconsin (State of), Series 2017 A, Ref. RB	3.95%	05/01/2036	3,000	3,365,752
Wisconsin (State of), Series 2019 1, Ref. GO Bonds	2.38%	05/01/2030	7,500	7,852,215
Wisconsin (State of), Series 2020 2, Ref. GO Bonds	1.88%	05/01/2025	2,500	2,566,147
Wisconsin (State of), Series 2020 2, Ref. GO Bonds	2.35%	05/01/2031	1,000	1,043,919
Wisconsin (State of), Series 2020 A, Ref. RB	2.50%	05/01/2032	2,000	2,101,625
Wisconsin (State of), Series 2021, Ref. GO Bonds	0.21%	05/01/2023	1,000	996,363
Wisconsin (State of), Series 2021, Ref. GO Bonds	0.36%	05/01/2024	1,000	989,457
Wisconsin (State of), Series 2021, Ref. GO Bonds	0.65%	05/01/2025	1,500	1,478,270
Wisconsin (State of), Series 2021, Ref. GO Bonds	0.80%	05/01/2026	1,000	979,993
Wisconsin (State of) Center District, Series 2020 B, Ref. RB, (INS - AGM)(a)	4.17%	12/15/2050	2,000	2,197,822
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, RB, (INS - AGM)(a)	3.09%	06/01/2050	22,000	22,596,840
				46,168,403
Total Municipal Obligations (Cost $2,286,235,358)				2,454,143,189
U.S. Dollar Denominated Bonds & Notes-2.10%
California-0.64%
Claremont Mckenna College, Series 2019	3.38%	01/01/2050	7,500	8,461,698
Pepperdine University, Series 2020	3.30%	12/01/2059	5,000	5,483,007
University of Southern California, Series A	3.23%	10/01/2120	2,000	2,167,374
				16,112,079
Connecticut-0.18%
Wesleyan University, Series 2020	3.37%	07/01/2050	4,000	4,555,769
District of Columbia-0.13%
Association of American Medical Colleges, Series 2020	3.32%	10/01/2041	3,000	3,203,788
Maine-0.08%
President & Trustees of Colby College (The)	3.20%	07/01/2054	2,000	2,080,475
Massachusetts-0.17%
Whitehead Institute for Biomedical Research, Series 2020	3.28%	12/01/2050	4,000	4,385,081
Minnesota-0.10%
Mayo Clinic, Series 2016	4.13%	11/15/2052	2,000	2,599,197
New Hampshire-0.09%
Trustees of Dartmouth College	3.47%	06/01/2046	2,000	2,308,991
New York-0.57%
Ford Foundation (The), Series 2020	2.82%	06/01/2070	5,000	5,259,185
Montefiore Medical Center	2.90%	04/20/2032	1,045	1,102,277
Montefiore Obligated Group	3.79%	09/01/2050	7,000	8,093,315
				14,454,777
Texas-0.14%
Baylor Scott & White Holdings	3.97%	11/15/2046	3,000	3,643,388
Total U.S. Dollar Denominated Bonds & Notes (Cost $47,544,900)				53,343,545
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Money Market Funds-0.74%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $18,704,341)	$18,704,341	$18,704,341
TOTAL INVESTMENTS IN SECURITIES(e)-99.29% (Cost $2,352,484,599)		2,526,191,075
OTHER ASSETS LESS LIABILITIES-0.71%		18,179,448
NET ASSETS-100.00%		$2,544,370,523

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,885,688	$168,747,864	$(164,929,211)	$-	$-	$18,704,341	$2,114

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(e)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp	9.79%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Treasury Collateral ETF (CLTL)
November 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-100.18%
U.S. Treasury Bills-28.40%(a)
0.02%–0.04%, 01/06/2022	$14,504,000	$14,503,471
0.03%–0.04%, 01/13/2022	5,870,000	5,869,825
0.05%, 01/20/2022	3,832,000	3,831,772
0.03%–0.07%, 01/27/2022	18,156,000	18,154,850
0.04%, 02/03/2022	15,826,000	15,824,875
0.04%, 02/10/2022	15,826,000	15,824,627
0.04%, 02/17/2022	13,955,000	13,953,594
0.03%–0.08%, 02/24/2022	17,296,000	17,294,305
0.06%, 04/28/2022	7,836,000	7,833,584
0.05%–0.07%, 06/16/2022	36,996,000	36,977,779
0.09%, 07/14/2022	23,638,000	23,622,487
0.11%, 09/08/2022	3,950,000	3,944,990
		177,636,159
U.S. Treasury Notes-71.78%
2.63%, 12/15/2021	16,272,000	16,287,733
2.13%, 12/31/2021	16,926,000	16,953,439
2.50%, 01/15/2022	16,272,000	16,321,039
1.38% - 1.88%, 01/31/2022	52,886,000	53,019,494
2.00% - 2.50%, 02/15/2022	28,317,000	28,448,196
1.13% - 1.88%, 02/28/2022	48,695,000	48,874,563
0.38% - 1.88%, 03/31/2022	49,339,000	49,550,872
0.13% - 1.88%, 04/30/2022	19,819,000	19,933,317
	Principal Amount	Value
U.S. Treasury Notes-(continued)
1.75%, 05/15/2022	$12,207,000	$12,298,833
0.13% - 1.88%, 05/31/2022	46,149,000	46,453,048
1.75%, 06/15/2022	12,207,000	12,314,619
0.13% - 2.13%, 06/30/2022	43,355,000	43,652,221
1.75%, 07/15/2022	16,678,000	16,845,304
0.13% - 2.00%, 07/31/2022	41,171,000	41,424,679
1.50% - 1.63%, 08/15/2022	20,000,000	20,199,541
1.88%, 08/31/2022	6,288,000	6,369,293
		448,946,191
Total U.S. Treasury Securities (Cost $626,626,546)		626,582,350
	Shares
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(c) (Cost $2,412)	2,412	2,412
TOTAL INVESTMENTS IN SECURITIES-100.18% (Cost $626,628,958)		626,584,762
OTHER ASSETS LESS LIABILITIES-(0.18)%		(1,114,698)
NET ASSETS-100.00%		$625,470,064
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,660	$535,450	$(534,698)	$-	$-	$2,412	$2

(c)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Variable Rate Preferred ETF (VRP)
November 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-70.36%
Automobiles-0.87%
General Motors Financial Co., Inc.
Series A, 5.75%(b)(c)	$8,035,000	$8,595,441
Series B, 6.50%(b)(c)(d)	3,965,000	4,442,783
Series C, 5.70%(b)(c)(d)	3,998,000	4,532,732
		17,570,956
Banks-31.79%
BAC Capital Trust XIV, Series G, 4.00% (3 mo. USD LIBOR + 0.40%)(c)(d)(e)	3,900,000	3,877,086
Bank of America Corp.
Series AA, 6.10%(b)(c)	15,205,000	16,393,955
Series DD, 6.30%(b)(c)	7,970,000	8,987,769
Series FF, 5.88%(b)(c)	18,869,000	20,637,969
Series JJ, 5.13%(b)(c)	8,025,000	8,320,922
Series MM, 4.30%(b)(c)	8,775,000	8,842,831
Series U, 5.20%(b)(c)(d)	7,991,000	8,135,837
Series X, 6.25%(b)(c)	16,015,000	16,985,909
Bank of Montreal (Canada), 4.80%(b)(c)	4,000,000	4,098,240
Bank of Nova Scotia (The) (Canada)
4.65%(b)(c)	10,000,000	9,795,000
4.90%(b)(c)	10,000,000	10,619,000
Citigroup, Inc.
3.88%(b)(c)	18,480,000	18,341,400
5.90%(b)(c)	5,950,000	6,121,063
Series A, 5.95%(b)(c)	11,960,000	12,258,163
Series D, 5.35%(b)(c)(d)	10,015,000	10,065,075
Series M, 6.30%(b)(c)	14,060,000	14,710,276
Series P, 5.95%(b)(c)	16,062,000	17,121,289
Series V, 4.70%(b)(c)	12,050,000	12,154,835
Series Y, 4.15%(b)(c)	8,100,000	7,993,687
Citizens Financial Group, Inc., Series F, 5.65%(b)(c)(d)	3,230,000	3,559,589
Comerica, Inc., 5.63%(b)(c)(d)	3,250,000	3,534,375
Fifth Third Bancorp
Series H, 5.10%(b)(c)	4,775,000	4,808,186
Series L, 4.50%(b)(c)	2,790,000	2,964,375
Huntington Bancshares, Inc.
Series E, 5.70%(b)(c)	4,029,000	4,099,508
Series F, 5.63%(b)(c)	4,005,000	4,570,706
Series G, 4.45%(b)(c)(d)	4,035,000	4,307,363
JPMorgan Chase & Co.
Series CC, 4.63%(b)(c)(d)	10,075,000	10,012,031
Series FF, 5.00%(b)(c)	18,056,000	18,428,405
Series HH, 4.60%(b)(c)	23,950,000	24,168,184
Series II, 4.00%(b)(c)(d)	11,950,000	11,840,956
Series KK, 3.65%(b)(c)	15,950,000	15,670,875
Series Q, 5.15%(b)(c)	12,070,000	12,312,003
Series R, 6.00%(b)(c)	12,015,000	12,391,971
Series S, 6.75%(b)(c)	16,080,000	17,275,950
Series U, 6.13%(b)(c)	8,053,000	8,516,047
Series V, 3.45% (3 mo. USD LIBOR + 3.32%)(c)(e)	20,094,000	19,939,767
Series W, 1.16% (3 mo. USD LIBOR + 1.00%), 05/15/2047(e)	3,594,000	3,157,167
Series X, 6.10%(b)(c)	12,834,000	13,596,019
Series Z, 3.93% (3 mo. USD LIBOR + 3.80%)(c)(e)	16,040,000	16,085,729
KeyCorp, Series D, 5.00%(b)(c)	4,165,000	4,503,406
	Principal Amount	Value
Banks-(continued)
M&T Bank Corp.
3.50%(b)(c)	$3,950,000	$3,820,638
Series E, 6.45%(b)(c)(d)	2,817,000	3,033,895
Series F, 5.13%(b)(c)(d)	4,020,000	4,375,515
Series G, 5.00%(b)(c)(d)	3,275,000	3,356,875
PNC Financial Services Group, Inc. (The)
Series O, 3.81% (3 mo. USD LIBOR + 3.68%)(c)(e)	8,005,000	8,028,087
Series R, 4.85%(b)(c)	4,045,000	4,112,734
Series S, 5.00%(b)(c)	4,200,000	4,510,086
Series T, 3.40%(b)(c)	12,080,000	11,680,152
Regions Financial Corp., Series D, 5.75%(b)(c)(d)	2,831,000	3,078,713
SVB Financial Group
4.10%(b)(c)	6,050,000	5,944,125
Series C, 4.00%(b)(c)	8,050,000	8,026,252
Series D, 4.25%(b)(c)	8,050,000	8,014,781
Series E, 4.70%(b)(c)	4,900,000	4,927,563
Truist Bank, Series A, 0.82% (3 mo. USD LIBOR + 0.67%), 05/15/2027(e)	2,827,000	2,757,591
Truist Financial Corp.
Series L, 5.05%(b)(c)	6,025,000	6,055,125
Series M, 5.13%(b)(c)	3,980,000	4,258,202
Series N, 4.80%(b)(c)	13,650,000	14,073,832
Series P, 4.95%(b)(c)	8,000,000	8,608,000
Series Q, 5.10%(b)(c)	8,066,000	9,009,722
U.S. Bancorp
3.70%(b)(c)	12,050,000	11,793,937
Series J, 5.30%(b)(c)	7,980,000	8,576,505
United Overseas Bank Ltd. (Singapore), 3.88%(b)(c)(f)	5,200,000	5,365,672
USB Capital IX, 3.50% (3 mo. USD LIBOR + 1.02%)(c)(e)	5,430,000	5,285,114
Wells Fargo & Co.
Series BB, 3.90%(b)(c)	28,175,000	28,361,659
Series S, 5.90%(b)(c)	15,914,000	16,592,732
Series U, 5.88%(b)(c)	16,096,000	17,544,640
		642,395,065
Capital Markets-7.82%
Bank of New York Mellon Corp. (The)
Series D, 4.50%(b)(c)(d)	4,045,000	4,045,000
Series E, 3.54% (3 mo. USD LIBOR + 3.42%)(c)(e)	8,069,000	8,091,190
Series F, 4.63%(b)(c)	7,986,000	8,375,317
Series H, 3.70%(b)(c)	4,645,000	4,690,753
Series I, 3.75%(b)(c)	10,400,000	10,218,000
Charles Schwab Corp. (The)
7.00%(b)(c)(d)	3,155,000	3,173,962
Series E, 4.63%(b)(c)(d)	4,810,000	4,840,063
Series F, 5.00%(b)(c)(d)	3,990,000	4,160,471
Series G, 5.38%(b)(c)	20,025,000	21,709,102
Series I, 4.00%(b)(c)(d)	18,100,000	18,054,750
Goldman Sachs Capital II, 4.00% (3 mo. USD LIBOR + 0.77%)(c)(d)(e)	6,132,000	5,994,030
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Capital Markets-(continued)
Goldman Sachs Group, Inc. (The)
Series O, 5.30%(b)(c)(d)	$5,205,000	$5,634,412
Series Q, 5.50%(b)(c)(d)	3,984,000	4,223,040
Series R, 4.95%(b)(c)(d)	4,800,000	4,981,776
Series S, 4.40%(b)(c)(d)	2,800,000	2,821,000
Series T, 3.80%(b)(c)(d)	5,400,000	5,274,180
Series U, 3.65%(b)(c)	6,000,000	5,778,600
Series V, 4.13%(b)(c)	6,000,000	5,935,500
Mellon Capital IV, Series 1, 4.00% (3 mo. USD LIBOR + 0.57%)(c)(e)	3,955,000	3,940,600
Morgan Stanley
Series H, 3.73% (3 mo. USD LIBOR + 3.61%)(c)(d)(e)	10,382,000	10,407,545
Series M, 5.88%(b)(c)(d)	3,216,000	3,626,484
Northern Trust Corp., Series D, 4.60%(b)(c)	4,045,000	4,391,354
State Street Corp.
1.12% (3 mo. USD LIBOR + 1.00%), 06/15/2047(e)	3,971,000	3,499,073
Series H, 5.63%(b)(c)	4,040,000	4,182,140
		158,048,342
Consumer Finance-2.43%
Ally Financial, Inc.
Series B, 4.70%(b)(c)	10,840,000	11,212,625
Series C, 4.70%(b)(c)	8,020,000	8,080,150
American Express Co., 3.55%(b)(c)	12,800,000	12,660,800
Capital One Financial Corp., Series M, 3.95%(b)(c)	7,992,000	7,862,130
Discover Financial Services
Class C, 5.50%(b)(c)	4,580,000	4,883,425
Series D, 6.13%(b)(c)	4,045,000	4,456,781
		49,155,911
Diversified Financial Services-0.77%
National Rural Utilities Cooperative Finance Corp.
4.75%, 04/30/2043(b)	3,214,000	3,261,281
5.25%, 04/20/2046(b)	2,778,000	3,044,364
Voya Financial, Inc.
4.70%, 01/23/2048(b)	2,800,000	2,906,426
5.65%, 05/15/2053(b)	6,050,000	6,315,474
		15,527,545
Electric Utilities-4.16%
American Electric Power Co., Inc., 3.88%, 02/15/2062(b)	6,000,000	5,998,528
Duke Energy Corp.
3.25%, 01/15/2082(b)	4,000,000	3,874,382
4.88%(b)(c)	8,000,000	8,340,000
Edison International
Series A, 5.38%(b)(c)(d)	9,950,000	10,248,500
Series B, 5.00%(b)(c)	6,000,000	6,027,000
Emera, Inc. (Canada), Series 16-A, 6.75%, 06/15/2076(b)	9,632,000	11,312,784
NextEra Energy Capital Holdings, Inc.
4.80%, 12/01/2077(b)(d)	4,345,000	4,737,949
5.65%, 05/01/2079(b)	4,050,000	4,651,693
PPL Capital Funding, Inc., Series A, 2.80% (3 mo. USD LIBOR + 2.67%), 03/30/2067(e)	3,800,000	3,600,500
Southern California Edison Co., Series E, 6.25%(b)(c)	2,800,000	2,806,224
	Principal Amount	Value
Electric Utilities-(continued)
Southern Co. (The)
Series 21-A, 3.75%, 09/15/2051(b)	$7,950,000	$7,878,450
Series B, 4.00%, 01/15/2051(b)	9,994,000	10,181,388
Series B, 5.50%, 03/15/2057(b)	4,421,000	4,442,055
		84,099,453
Industrial Conglomerates-2.23%
General Electric Co., Series D, 3.45% (3 mo. USD LIBOR + 3.33%)(c)(e)	45,764,000	45,004,318
Insurance-5.82%
Aegon N.V. (Netherlands), 5.50%, 04/11/2048(b)	6,490,000	7,405,259
Allstate Corp. (The)
6.50%, 05/15/2057(b)	4,000,000	5,256,980
Series B, 5.75%, 08/15/2053(b)	6,419,000	6,753,109
American International Group, Inc., Series A-9, 5.75%, 04/01/2048(b)	6,054,000	6,856,518
Assurant, Inc., 7.00%, 03/27/2048(b)	3,200,000	3,680,960
Lincoln National Corp.
2.52% (3 mo. USD LIBOR + 2.36%), 05/17/2066(e)	4,480,000	4,091,002
2.17% (3 mo. USD LIBOR + 2.04%), 04/20/2067(e)	3,410,000	3,013,758
Markel Corp., 6.00%(b)(c)	4,700,000	5,093,625
MetLife, Inc., Series D, 5.88%(b)(c)(d)	3,990,000	4,601,518
Nationwide Financial Services, Inc., 6.75%, 05/15/2037	3,208,000	3,929,800
PartnerRe Finance B LLC, 4.50%, 10/01/2050(b)	3,995,000	4,309,287
Principal Financial Group, Inc., 3.20% (3 mo. USD LIBOR + 3.04%), 05/15/2055(e)	3,168,000	3,154,472
Progressive Corp. (The), Series B, 5.38%(b)(c)	3,990,000	4,079,775
Prudential Financial, Inc.
5.88%, 09/15/2042(b)	7,997,000	8,166,249
5.63%, 06/15/2043(b)	12,053,000	12,527,838
5.20%, 03/15/2044(b)	4,010,000	4,159,997
5.38%, 05/15/2045(b)	7,997,000	8,563,370
4.50%, 09/15/2047(b)(d)	6,025,000	6,311,756
5.70%, 09/15/2048(b)	7,987,000	9,084,207
3.70%, 10/01/2050(b)	6,398,000	6,551,283
		117,590,763
Machinery-0.30%
Stanley Black & Decker, Inc., 4.00%, 03/15/2060(b)	5,975,000	6,071,705
Media-0.50%
ViacomCBS, Inc.
5.88%, 02/28/2057(b)	4,205,000	4,190,514
6.25%, 02/28/2057(b)	5,226,000	5,922,025
		10,112,539
Multi-Utilities-2.11%
CMS Energy Corp.
4.75%, 06/01/2050(b)	3,975,000	4,377,469
3.75%, 12/01/2050(b)	3,250,000	3,204,013
Dominion Energy, Inc.
Series A, 5.75%, 10/01/2054(b)	5,471,000	5,870,611
Series B, 4.65%(b)(c)	6,415,000	6,719,712
NiSource, Inc., 5.65%(b)(c)	3,100,000	3,200,750

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Multi-Utilities-(continued)
Sempra Energy
4.13%, 04/01/2052(b)	$8,000,000	$7,923,509
4.88%(b)(c)	7,200,000	7,632,000
WEC Energy Group, Inc., 2.27% (3 mo. USD LIBOR + 2.11%), 05/15/2067(e)	4,006,000	3,735,595
		42,663,659
Oil, Gas & Consumable Fuels-9.32%
BP Capital Markets PLC (United Kingdom)
4.38%(b)(c)	20,094,000	21,048,465
4.88%(b)(c)	20,100,000	21,682,875
Buckeye Partners L.P., 6.38%, 01/22/2078(b)	3,100,000	2,745,469
DCP Midstream L.P., Series A, 7.38%(b)(c)	4,000,000	3,970,000
Enbridge, Inc. (Canada)
5.50%, 07/15/2077(b)	7,990,000	8,285,917
6.25%, 03/01/2078(b)	6,868,000	7,577,424
Series 16-A, 6.00%, 01/15/2077(b)	6,000,000	6,503,775
Series 20-A, Conv., 5.75%, 07/15/2080(b)	7,962,000	8,830,256
Energy Transfer L.P.
3.15% (3 mo. USD LIBOR + 3.02%), 11/01/2066(e)	4,336,000	3,457,526
Series A, 6.25%(b)(c)	7,578,000	6,763,365
Series B, 6.63%(b)(c)	4,400,000	4,127,728
Series F, 6.75%(b)(c)	4,000,000	4,085,000
Series G, 7.13%(b)(c)	8,825,000	9,041,212
Series H, 6.50%(b)(c)	7,200,000	7,380,000
EnLink Midstream Partners L.P., Series C, 6.00%(b)(c)	3,200,000	2,536,288
Enterprise Products Operating LLC
5.38%, 02/15/2078(b)	5,651,000	5,750,235
Series D, 4.88%, 08/16/2077(b)	5,585,000	5,376,382
Series E, 5.25%, 08/16/2077(b)	7,989,000	8,218,148
Plains All American Pipeline L.P., Series B, 6.13%(b)(c)	6,378,000	5,417,282
TransCanada PipeLines Ltd. (Canada), 2.37% (3 mo. USD LIBOR + 2.21%), 05/15/2067(e)	8,008,000	6,879,032
Transcanada Trust (Canada)
5.63%, 05/20/2075(b)	5,971,000	6,284,477
5.30%, 03/15/2077(b)	12,030,000	12,485,937
5.50%, 09/15/2079(b)	8,775,000	9,334,406
Series 16-A, 5.88%, 08/15/2076(b)	9,587,000	10,449,830
		188,231,029
Trading Companies & Distributors-0.32%
AerCap Holdings N.V. (Ireland), 5.88%, 10/10/2079(b)(d)	6,193,000	6,356,186
Wireless Telecommunication Services-1.92%
Vodafone Group PLC (United Kingdom)
7.00%, 04/04/2079(b)	16,020,000	19,294,866
3.25%, 06/04/2081(b)	3,950,000	3,875,394
4.13%, 06/04/2081(b)	8,015,000	7,922,788
5.13%, 06/04/2081(b)	7,600,000	7,711,302
		38,804,350
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,406,005,116)		1,421,631,821
	Shares	Value
Preferred Stocks-28.62%
Banks-10.55%
Bank of America Corp.
Series 5, Pfd., (3 mo. USD LIBOR + 0.50%), 0.69%(e)	137,081	$3,358,485
Series 4, Pfd., (3 mo. USD LIBOR + 0.75%), 0.94%(d)(e)	72,190	1,772,265
Series 2, Pfd., (3 mo. USD LIBOR + 0.65%), 3.00%(d)(e)	103,227	2,409,318
Series E, Pfd., (3 mo. USD LIBOR + 0.35%), 4.00%(d)(e)	104,022	2,585,987
Series K, Pfd., 6.45%(b)(d)	341,099	9,008,425
Series Z, Pfd., 6.50%(b)(c)(d)	11,263,000	12,237,249
Citigroup, Inc.
Series W, Pfd., 4.00%(b)(c)	12,050,000	12,050,000
Series U, Pfd., 5.00%(b)(c)	12,025,000	12,295,562
Series T, Pfd., 6.25%(b)(c)(d)	11,957,000	13,453,299
Series K, Pfd., 6.88%(b)	484,900	13,140,790
Series J, Pfd., 7.13%(b)	310,807	8,466,383
Citizens Financial Group, Inc., Series D, Pfd., 6.35%(b)	97,876	2,630,907
ConnectOne Bancorp, Inc., Series A, Pfd., 5.25%(b)	37,345	973,211
F.N.B. Corp., Pfd., 7.25%(b)	37,117	1,035,564
Fifth Third Bancorp, Series I, Pfd., 6.63%(b)	148,294	4,052,875
First Horizon Corp., Series D, Pfd., 6.10%(b)	31,993	841,096
Heartland Financial USA, Inc., Series E, Pfd., 7.00%(b)	40,015	1,130,824
JPMorgan Chase & Co., Series I, Pfd., (3 mo. USD LIBOR + 3.47%), 3.60%(c)(e)	23,541,000	23,569,812
KeyCorp, Series E, Pfd., 6.13%(b)(d)	162,762	4,806,362
People’s United Financial, Inc., Series A, Pfd., 5.63%(b)(d)	82,249	2,277,475
PNC Financial Services Group, Inc. (The), Series P, Pfd., 6.13%(b)	488,335	12,501,376
Regions Financial Corp.
Series C, Pfd., 5.70%(b)	162,762	4,461,306
Series B, Pfd., 6.38%(b)(d)	162,762	4,528,039
Synovus Financial Corp.
Series E, Pfd., 5.88%(b)(d)	113,704	3,016,567
Series D, Pfd., 6.30%(b)(d)	68,852	1,814,250
Truist Financial Corp., Series I, Pfd., (3 mo. USD LIBOR + 0.53%), 4.00%(d)(e)	59,569	1,510,074
U.S. Bancorp
Series A, Pfd., (3 mo. USD LIBOR + 1.02%), 3.50%(d)(e)	4,675	4,325,544
Series B, Pfd., (3 mo. USD LIBOR + 0.60%), 3.50%(d)(e)	325,573	7,846,309
Series F, Pfd., 6.50%(b)	361,418	9,158,332
Valley National Bancorp, Series A, Pfd., 6.25%(b)	37,401	1,134,372
Wells Fargo & Co.
Series Q, Pfd., 5.85%(b)	552,327	14,459,921
Series R, Pfd., 6.63%(b)	268,471	7,297,042
WesBanco, Inc., Series A, Pfd., 6.75%(b)(d)	51,629	1,408,439
Western Alliance Bancorporation, Series A, Pfd., 4.25%(b)	97,226	2,518,153
Wintrust Financial Corp.
Series D, Pfd., 6.50%(b)	42,775	1,187,006
Series E, Pfd., 6.88%(b)	94,007	2,619,975
Zions Bancorporation N.A., Series G, Pfd., 6.30%(b)	47,805	1,249,623
		213,132,217

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Capital Markets-6.31%
Bank of New York Mellon Corp. (The), Series G, Pfd., 4.70%(b)(c)	8,015,000	$8,460,073
Charles Schwab Corp. (The), Series H, Pfd., 4.00%(b)(c)	19,945,000	19,770,481
Goldman Sachs Group, Inc. (The)
Series A, Pfd., (3 mo. USD LIBOR + 0.75%), 3.75%(d)(e)	244,199	6,026,831
Series C, Pfd., (3 mo. USD LIBOR + 0.75%), 4.00%(d)(e)	68,609	1,701,503
Series D, Pfd., (3 mo. USD LIBOR + 0.67%), 4.00%(e)	442,781	10,910,124
Series P, Pfd., 5.00%(b)(c)	11,935,000	11,833,553
Series J, Pfd., 5.50%(b)	328,853	8,668,565
Series K, Pfd., 6.38%(b)	227,920	6,313,384
Morgan Stanley
Series A, Pfd., (3 mo. USD LIBOR + 0.70%), 4.00%(d)(e)	361,418	8,955,938
Series K, Pfd., 5.85%(b)	328,304	9,363,230
Series I, Pfd., 6.38%(b)	328,853	9,155,268
Series F, Pfd., 6.88%(b)	276,747	7,574,566
Series E, Pfd., 7.13%(b)	280,794	7,713,411
State Street Corp.
Series G, Pfd., 5.35%(b)	162,762	4,500,369
Series D, Pfd., 5.90%(b)(d)	244,203	6,532,430
		127,479,726
Diversified Financial Services-1.36%
Citigroup Capital XIII, Pfd., (3 mo. USD LIBOR + 6.37%), 6.50%(d)(e)	726,876	19,611,114
Compass Diversified Holdings, Series B, Pfd., 7.88%(b)	34,282	933,156
Equitable Holdings, Inc., Series B, Pfd., 4.95%(b)(c)	4,050,000	4,234,680
Voya Financial, Inc., Series B, Pfd., 5.35%(b)(d)	97,932	2,763,641
		27,542,591
Electric Utilities-0.38%
SCE Trust III, Series H, Pfd., 5.75%(b)	93,916	2,320,664
SCE Trust IV, Series J, Pfd., 5.38%(b)	111,587	2,769,589
SCE Trust V, Series K, Pfd., 5.45%(b)	102,895	2,601,186
		7,691,439
Food Products-0.40%
CHS, Inc.
Series 3, Pfd., 6.75%(b)(d)	160,126	4,421,079
Series 2, Pfd., 7.10%(b)(d)	136,487	3,775,230
		8,196,309
Insurance-2.90%
Allstate Corp. (The), Pfd., 5.10%(b)	161,955	4,222,167
American Equity Investment Life Holding Co.
Series A, Pfd., 5.95%(b)	129,884	3,480,891
Series B, Pfd., 6.63%(b)	102,526	2,818,440
Argo Group International Holdings Ltd., Pfd., 7.00%(b)(d)	51,623	1,369,558
Aspen Insurance Holdings Ltd., Pfd., 5.95% (Bermuda)(b)(d)	94,534	2,545,801
Athene Holding Ltd.
Series A, Pfd., 6.35%(b)	280,794	7,999,821
Series C, Pfd., 6.38%(b)(d)	195,376	5,429,499
Enstar Group Ltd., Series D, Pfd., 7.00%(b)	130,408	3,717,932
Hartford Financial Services Group, Inc. (The), Pfd., 7.88%(b)	196,855	5,088,702
	Shares	Value
Insurance-(continued)
MetLife, Inc.
Series G, Pfd., 3.85%(b)(c)(d)	8,045,000	$8,165,675
Series A, Pfd., (3 mo. USD LIBOR + 1.00%), 4.00%(d)(e)	195,376	4,864,862
Reinsurance Group of America, Inc.
Pfd., 5.75%(b)	130,479	3,695,165
Pfd., 6.20%(b)	130,241	3,388,871
SiriusPoint Ltd., Series B, Pfd., 8.00% (Bermuda)(b)(d)	64,825	1,767,778
		58,555,162
Marine-0.07%
Atlas Corp., Series I, Pfd., 8.00% (Canada)(b)(d)	51,498	1,364,697
Mortgage REITs-3.08%
ACRES Commercial Realty Corp., Pfd., 8.63%(b)	40,673	1,048,550
AGNC Investment Corp.
Series F, Pfd., 6.13%(b)(d)	188,346	4,678,515
Series E, Pfd., 6.50%(b)(d)	131,225	3,321,305
Series D, Pfd., 6.88%(b)	80,723	2,046,328
Series C, Pfd., 7.00%(b)(d)	111,438	2,816,038
Annaly Capital Management, Inc.
Series G, Pfd., 6.50%(b)(d)	137,713	3,431,808
Series I, Pfd., 6.75%(b)(d)	144,186	3,657,999
Series F, Pfd., 6.95%(b)	234,396	5,862,244
Arbor Realty Trust, Inc., Series F, Pfd., 6.25%(b)	56,512	1,419,016
Chimera Investment Corp.
Series C, Pfd., 7.75%(b)	89,185	2,287,595
Series B, Pfd., 8.00%(b)	105,591	2,685,179
Series D, Pfd., 8.00%(b)	68,922	1,757,511
Dynex Capital, Inc., Series C, Pfd., 6.90%(b)	38,320	993,254
Ellington Financial, Inc., Pfd., 6.75%(b)	39,234	1,005,175
MFA Financial, Inc., Series C, Pfd., 6.50%(b)	93,946	2,225,581
New Residential Investment Corp.
Series C, Pfd., 6.38%(b)	131,163	2,977,400
Series D, Pfd., 7.00%(b)	138,591	3,446,758
Series B, Pfd., 7.13%(b)(d)	96,594	2,396,497
Series A, Pfd., 7.50%(b)(d)	53,019	1,349,333
New York Mortgage Trust, Inc.
Series F, Pfd., 6.88%(b)	39,720	984,659
Series E, Pfd., 7.88%(b)(d)	59,430	1,502,985
Series D, Pfd., 8.00%(b)(d)	50,086	1,278,696
PennyMac Mortgage Investment Trust
Series B, Pfd., 8.00%(b)	67,031	1,695,214
Series A, Pfd., 8.13%(b)(d)	39,371	1,014,984
Two Harbors Investment Corp.
Series C, Pfd., 7.25%(b)(d)	101,896	2,549,438
Series B, Pfd., 7.63%(b)(d)	98,319	2,477,639
Series A, Pfd., 8.13%(b)(d)	49,634	1,313,812
		62,223,513
Multi-Utilities-0.84%
Algonquin Power & Utilities Corp.
Series 19-A, Pfd., 6.20% (Canada)(b)	115,012	3,181,232
Pfd., 6.88% (Canada)(b)	98,450	2,707,375
CenterPoint Energy, Inc., Series A, Pfd., 6.13%(b)(c)	6,442,000	6,718,845
NiSource, Inc., Series B, Pfd., 6.50%(b)	162,143	4,364,889
		16,972,341

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Oil, Gas & Consumable Fuels-1.87%
Altera Infrastructure L.P., Series E, Pfd., 8.88% (United Kingdom)(b)	33,524	$134,096
DCP Midstream L.P.
Series B, Pfd., 7.88%(b)	55,327	1,362,704
Series C, Pfd., 7.95%(b)	37,818	934,861
Enbridge, Inc., Series B, Pfd., 6.38% (Canada)(b)	195,376	5,144,250
Energy Transfer L.P.
Series C, Pfd., 7.38%(b)	148,233	3,551,663
Series E, Pfd., 7.60%(b)	260,467	6,279,859
Series D, Pfd., 7.63%(b)	144,883	3,513,413
GasLog Partners L.P.
Series B, Pfd., 8.20% (Greece)(b)	39,910	1,025,288
Series A, Pfd., 8.63% (Greece)(b)	50,128	1,328,392
NGL Energy Partners L.P., Series B, Pfd., 9.00%(b)	106,184	1,504,627
NuStar Energy L.P.
Series B, Pfd., 7.63%(b)	125,248	2,737,921
Series A, Pfd., 8.50%(b)	77,784	1,854,371
Series C, Pfd., 9.00%(b)	59,120	1,485,094
NuStar Logistics L.P., Pfd., (3 mo. USD LIBOR + 6.73%), 6.92%(e)	130,325	3,243,789
Teekay LNG Partners L.P., Series B, Pfd., 8.50% (Bermuda)(b)	58,629	1,536,080
Tsakos Energy Navigation Ltd.
Series E, Pfd., 9.25% (Greece)(b)	39,304	920,893
Series F, Pfd., 9.50% (Greece)(b)	51,449	1,225,001
		37,782,302
Thrifts & Mortgage Finance-0.29%
Merchants Bancorp, Series B, Pfd., 6.00%(b)(d)	43,355	1,132,866
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(b)(d)	167,671	4,674,668
		5,807,534
Trading Companies & Distributors-0.57%
Air Lease Corp., Series A, Pfd., 6.15%(b)	81,765	2,132,431
Fortress Transportation and Infrastructure Investors LLC
Series B, Pfd., 8.00%(b)	39,713	996,002
Series A, Pfd., 8.25%(b)	35,371	886,044
Series C, Pfd., 8.25%(b)	34,272	880,105
	Shares	Value
Trading Companies & Distributors-(continued)
Textainer Group Holdings Ltd., Pfd., 7.00% (China)(b)	50,779	$1,363,416
WESCO International, Inc., Series A, Pfd., 10.63%(b)	175,886	5,331,105
		11,589,103
Total Preferred Stocks (Cost $584,072,885)		578,336,934

Money Market Funds-0.82%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(g)(h) (Cost $16,516,500)	16,516,500	16,516,500
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.80% (Cost $2,006,594,501)		2,016,485,255
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.13%
Invesco Private Government Fund, 0.02%(g)(h)(i)	31,089,663	31,089,663
Invesco Private Prime Fund, 0.11%(g)(h)(i)	72,520,792	72,542,548
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $103,636,217)		103,632,211
TOTAL INVESTMENTS IN SECURITIES-104.93% (Cost $2,110,230,718)		2,120,117,466
OTHER ASSETS LESS LIABILITIES-(4.93)%		(99,614,399)
NET ASSETS-100.00%		$2,020,503,067

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
November 30, 2021
(Unaudited)
Investment Abbreviations:
Conv.	-Convertible
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
REIT	-Real Estate Investment Trust
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(c)	Perpetual bond with no specified maturity date.
(d)	All or a portion of this security was out on loan at November 30, 2021.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2021.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2021 represented less than 1% of the Fund’s Net Assets.
(g)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$64,698,194	$(48,181,694)	$-	$-	$16,516,500	$722
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	26,043,680	40,858,148	(35,812,165)	-	-	31,089,663	1,302*
Invesco Private Prime Fund	61,032,838	76,804,361	(65,288,970)	(4,007)	(1,674)	72,542,548	15,949*
Total	$87,076,518	$182,360,703	$(149,282,829)	$(4,007)	$(1,674)	$120,148,711	$17,973

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco VRDO Tax-Free ETF (PVI)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-93.83%
California-17.85%
ABAG Finance Authority for Nonprofit Corps. (Sharp Healthcare), Series 2009 C, VRD RB, (LOC - Citibank, N.A.)(a)(b)	0.04%	08/01/2035	$2,200	$2,200,000
Modesto (City of), CA Public Financing Authority, Series 2008, Ref. VRD RB, (LOC - Bank of the West)(a)(b)	0.05%	09/01/2033	1,000	1,000,000
Riverside (City of), CA, Series 2008 A, Ref. VRD RB, (LOC - Barclays Bank PLC)(a)(b)	0.04%	10/01/2029	1,300	1,300,000
San Diego (County of), CA Regional Transportation Commission, Series 2008 B, VRD RB(a)	0.04%	04/01/2038	1,300	1,300,000
San Diego (County of), CA Regional Transportation Commission, Series 2008 C, VRD RB(a)	0.04%	04/01/2038	1,500	1,500,000
San Mateo (County of), CA Joint Powers Financing Authority (Public Safety), Series 2007 A, VRD RB, (LOC - Wells Fargo Bank, N.A.)(a)(b)	0.05%	04/01/2039	1,800	1,800,000
				9,100,000
District of Columbia-4.81%
District of Columbia, Series 1998 A, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	0.05%	08/15/2038	1,150	1,150,000
District of Columbia (Georgetown University), Series 2007 B-2, Ref. VRD RB, (LOC - Bank of America, N.A.)(a)(b)	0.05%	04/01/2041	1,300	1,300,000
				2,450,000
Florida-5.88%
Florida Keys Aqueduct Authority, Series 2008, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	0.05%	09/01/2035	1,500	1,500,000
West Palm Beach (City of), FL, Series 2008 C, VRD RB, (INS - AGC)(a)(c)	0.06%	10/01/2038	1,500	1,500,000
				3,000,000
Indiana-4.71%
Indianapolis (City of), IN, Series 2008, VRD RB, (LOC - Fannie Mae)(a)(b)	0.06%	05/15/2038	2,400	2,400,000
Louisiana-4.51%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC), Series 2013 B, Ref. VRD RB, (LOC - JPMorgan Chase Bank N.A.)(a)(b)	0.05%	09/01/2033	2,000	2,000,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health), Series 2009 B2, Ref. VRD RB, (LOC - Bank of New York Mellon)(a)(b)	0.04%	07/01/2047	300	300,000
				2,300,000
Maryland-4.31%
Washington (State of) Suburban Sanitary Commission, Series 2015 A-2, VRD RB(a)	0.04%	06/01/2023	2,200	2,200,000
Massachusetts-0.59%
Massachusetts (State of) Bay Transportation Authority, Series 2018 A-2, Ref. VRD RB(a)	0.03%	07/01/2026	300	300,000
Missouri-5.30%
Kansas City (City of), MO (H Roe Bartle), Series 2008 F, Ref. VRD RB, (LOC - Sumitomo Mitsui Banking)(a)(b)	0.05%	04/15/2025	300	300,000
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2008 C, VRD RB(a)	0.05%	05/15/2038	2,400	2,400,000
				2,700,000
Nevada-2.45%
Clark (County of), NV Department of Aviation, Series 2008 D-3, VRD RB, (LOC - Bank of America, N.A.)(a)(b)	0.05%	07/01/2029	1,250	1,250,000
New York-27.27%
Battery Park (City of), NY Authority, Series 2019 D-1, Ref. VRD RB(a)	0.05%	11/01/2038	1,800	1,800,000
Build NYC Resource Corp. (The Asia Society Project), Series 2015, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	0.05%	04/01/2045	2,400	2,400,000
Metropolitan Transportation Authority, Series 2013 G, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	0.04%	11/01/2026	2,000	2,000,000
New York (City of), NY, Series 2016 A5, VRD GO Bonds(a)	0.01%	08/01/2044	2,300	2,300,000
New York (State of) Dormitory Authority (Mental Health Services), Series 2003 D, VRD RB(a)	0.05%	02/15/2031	2,000	2,000,000
New York (State of) Housing Finance Agency (Flatbush Avenue Housing), Series 2010, VRD RB, (LOC - Helaba)(a)(b)	0.05%	11/01/2044	1,000	1,000,000
Triborough Bridge & Tunnel Authority, Series 2005 A, VRD RB, (LOC - Barclays Bank PLC)(a)(b)	0.04%	11/01/2041	2,400	2,400,000
				13,900,000
North Carolina-0.20%
Charlotte (City of), NC, Series 2006 B, VRD RB(a)	0.05%	07/01/2036	100	100,000
See accompanying notes which are an integral part of this schedule.

Invesco VRDO Tax-Free ETF (PVI)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-2.45%
Franklin (County of), OH (OhioHealth Corp.), Series 2009 A, Ref. VRD RB(a)	0.04%	11/15/2041	$1,250	$1,250,000
Pennsylvania-3.92%
General Authority of Southcentral Pennsylvania (WellSpan Health Obligated Group), Series 2019 D, Ref. VRD RB(a)	0.08%	06/01/2037	2,000	2,000,000
Tennessee-1.85%
Sevier (County of), TN Public Building Authority, Series 2010 D-1, VRD RB, (LOC - Bank of America, N.A.)(a)(b)	0.06%	06/01/2026	945	945,000
Texas-7.34%
Austin (City of), TX, Series 2008, Ref. VRD RB, (LOC - Barclays Bank PLC)(a)(b)	0.06%	05/15/2031	1,630	1,630,000
Texas (State of), Series 2015 B, VRD GO Bonds(a)	0.05%	06/01/2046	1,610	1,610,000
University of Texas System Board of Regents, Series 2008 B, VRD RB(a)	0.03%	08/01/2025	500	500,000
				3,740,000
Wisconsin-0.39%
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital), Series 2004, VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	08/15/2034	200	200,000
TOTAL INVESTMENTS IN SECURITIES(d)-93.83% (Cost $47,835,000)				47,835,000
OTHER ASSETS LESS LIABILITIES-6.17%				3,143,682
NET ASSETS-100.00%				$50,978,682

Investment Abbreviations:
AGC	-Assured Guaranty Corp.
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2021.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
TD Bank, N.A.	12.33%
Barclays Bank PLC	11.14%
Bank of America, N.A.	7.31%
Fannie Mae	5.02%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021, for each Fund, (except for California AMT-Free Municipal Bond ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF, and VRDO Tax-Free ETF). As of November 30, 2021, all of the securities in California AMT-Free Municipal Bond ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF, and VRDO Tax-Free ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco 1-30 Laddered Treasury ETF
Investments in Securities
U.S. Treasury Securities	$-	$410,861,598	$-	$410,861,598
Money Market Funds	59,161	35,629,950	-	35,689,111
Total Investments	$59,161	$446,491,548	$-	$446,550,709
Invesco CEF Income Composite ETF
Investments in Securities
Closed-End Funds	$946,241,193	$-	$115,947	$946,357,140
Money Market Funds	-	17,434,599	-	17,434,599
Total Investments	$946,241,193	$17,434,599	$115,947	$963,791,739
Invesco Fundamental High Yield® Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$970,474,945	$-	$970,474,945
Money Market Funds	649,772	277,577,427	-	278,227,199
Total Investments	$649,772	$1,248,052,372	$-	$1,248,702,144
Invesco Fundamental Investment Grade Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$47,605,659	$-	$47,605,659
Money Market Funds	92,097	6,689,817	-	6,781,914
Total Investments	$92,097	$54,295,476	$-	$54,387,573
Invesco Preferred ETF
Investments in Securities
Preferred Stocks	$7,418,053,990	$-	$-	$7,418,053,990
Money Market Funds	-	206,593,383	-	206,593,383
Total Investments	$7,418,053,990	$206,593,383	$-	$7,624,647,373

	Level 1	Level 2	Level 3	Total
Invesco Taxable Municipal Bond ETF
Investments in Securities
Municipal Obligations	$-	$2,454,143,189	$-	$2,454,143,189
U.S. Dollar Denominated Bonds & Notes	-	53,343,545	-	53,343,545
Money Market Funds	18,704,341	-	-	18,704,341
Total Investments	$18,704,341	$2,507,486,734	$-	$2,526,191,075
Invesco Treasury Collateral ETF
Investments in Securities
U.S. Treasury Securities	$-	$626,582,350	$-	$626,582,350
Money Market Funds	2,412	-	-	2,412
Total Investments	$2,412	$626,582,350	$-	$626,584,762
Invesco Variable Rate Preferred ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,421,631,821	$-	$1,421,631,821
Preferred Stocks	445,547,705	132,789,229	-	578,336,934
Money Market Funds	16,516,500	103,632,211	-	120,148,711
Total Investments	$462,064,205	$1,658,053,261	$-	$2,120,117,466